As filed with the Securities and Exchange Commission on September 27, 2012
1933 Act Registration No. 333-71703
1940 Act Registration No. 811-09221

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.
Post-Effective Amendment No. 21	[X]
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940	[X]
Amendment No. 23	[X]

The Community Reinvestment Act Qualified Investment Fund

(Exact Name of Registrant as Specified in Charter)

2500 Weston Road
Suite 101
Weston, Florida  33331
(Address of Principal Executive Offices)

877-272-1977
Registrant's Telephone Number, including area code

Michael P. Malloy, Esquire
Drinker Biddle & Reath LLP
One Logan Square, Ste. 2000
Philadelphia, Pennsylvania  19103
(Name and Address of Agent for Service)

It is proposed that this post-effective amendment will become effective (check appropriate box)

[ ]	Immediately upon filing pursuant to paragraph (b)
[X]	on October 1, 2012 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ]	This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND (THE “FUND”)
The Fund’s investment objective is to provide (1) a high level of current income consistent with the preservation of capital and (2) investments that will be deemed to be qualified under the Community Reinvestment Act of 1977.

CRA SHARES (CRAIX)

The Securities and Exchange Commission has not approved or disapproved the Fund’s securities or determined if this prospectus is accurate or complete. It is a criminal offense to state otherwise.

CRA Qualified Investment Fund Prospectus

FUND SUMMARY

INVESTMENT OBJECTIVE

The Fund’s investment objective is to provide (1) a high level of current income consistent with the preservation of capital and (2) investments that will be deemed to be qualified under the Community Reinvestment Act of 1977, as amended (the “CRA”).

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold CRA Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	NONE
Maximum Deferred Sales Charge (Load)	NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	NONE
Redemption Fee	NONE
Exchange Fee	NONE

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.30%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.39%
Total Annual Fund Operating Expenses	0.94%

Example

This Example is intended to help you compare the cost of investing in CRA Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in CRA Shares of the Fund for the time periods indicated and then redeem all your CRA Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$96	$300	$520	$1,155

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

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CRA Qualified Investment Fund Prospectus

PRINCIPAL INVESTMENT STRATEGY

The Fund’s principal investment strategy is to invest in debt securities and other debt instruments that will cause shares of the Fund to be deemed to be qualified under the CRA, so that financial institutions that are subject to the CRA may receive investment test or similar credit under the CRA with respect to shares of the Fund held by them.

Under normal circumstances, the Fund will invest primarily in (1) securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”) and (2) other securities that have a rating in the highest category assigned by a nationally recognized statistical rating organization (“Rating Agency”), for example AAA by Standard & Poor’s Ratings Group and/or Aaa by Moody’s Investors Service, Inc., or which are deemed by the Fund’s investment adviser to be of comparable quality to securities so rated, or which are credit-enhanced by one or more entities with one of the above credit ratings.

Under normal circumstances, the Fund may also invest up to 25% of its net assets in investment grade securities that are rated in the second or third highest rating categories assigned by a Rating Agency, or which are deemed by the Fund’s investment adviser to be of comparable quality to securities so rated, or which are credit-enhanced by one or more entities with one of the above credit ratings. U.S. Government Securities are not subject to the foregoing 25% limitation.

Under normal circumstances, the Fund will invest at least 90% of its net assets in debt securities and other debt instruments that the Fund’s investment advisor believes will be CRA-qualifying. The Fund will provide shareholders at least 60 days’ notice prior to a change in this policy. Such securities would include single-family, multi-family and economic development loan-backed securities. As a result, the Fund will invest a significant amount of its assets in securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”), and Government National Mortgage Association (“Ginnie Mae”). The Fund may also invest in certain securities issued by the Small Business Administration and other U.S. Government agencies, authorities, instrumentalities and sponsored enterprises.

The Fund may invest a significant amount of its assets in taxable municipal bonds whose primary purpose is community development. The Fund may also invest in tax-exempt municipal securities.

The Fund may invest in certificates of deposit that are insured by the Federal Deposit Insurance Corporation (“FDIC”) and are issued by financial institutions that are (1) certified as Community Development Financial Institutions or (2) low-income credit unions, or minority- or women-owned and primarily lend or facilitate lending in low- and moderate-income (“LMI”) areas or to LMI individuals to promote community development. Although as a general matter an institution’s CRA activities will be evaluated based on the extent to which they benefit the institution’s delineated assessment area(s) or a broader statewide or regional area that includes the institution’s assessment area(s), deposits with low-income credit unions or minority- or women-owned financial institutions need not also benefit a shareholder’s assessment area or the broader statewide or regional area to be CRA-qualified.

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PRINCIPAL RISKS

The Fund’s investment adviser believes that shares of the Fund will be deemed qualified investments under the CRA and will cause financial institutions to receive CRA credit with respect to shares of the Fund owned by them. The Fund’s goal of holding debt securities and other debt instruments that will allow shares of the Fund to be deemed qualified under the CRA will cause the Fund’s investment adviser to take this factor into account in determining which debt securities or other debt instruments the Fund will purchase and sell. Accordingly, portfolio decisions will not be exclusively based on the investment characteristics of the securities or instruments, which may or may not have an adverse effect on the Fund’s investment performance. For example, the Fund may hold short-term investments that produce relatively low yields pending the selection of long-term investments believed to be CRA-qualified. In addition, the Fund may sell investments for CRA purposes at times when such sales may not be desirable for investment purposes. Such sales could occur, for example, if a financial institution redeems its shares of the Fund, or if investments that have been explicitly earmarked for CRA-qualifying purposes to specific financial institution shareholders are ultimately determined not to be, or to have ceased to be, CRA-qualifying.

Generally, the prices of fixed-income debt securities tend to move in the opposite direction of interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise.

The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an issuer cannot meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal obligations are payable only from limited revenue sources or private entities.

Prepayments of principal on mortgage-backed securities may tend to increase due to refinancing of mortgages as interest rates decline. When this occurs, the Fund may lose a portion of its principal investment to the extent the Fund paid any premium for a security. In addition, the Fund’s yield may be affected by reinvestment of prepayments at lower rates than the original investment.

The Fund is a non-diversified investment company. Compared to a diversified investment company, the Fund may invest a greater percentage of its assets in the securities of a particular issuer. A change in value of such securities will affect the value of the Fund’s portfolio more than it would affect a diversified investment company.

The Fund may sell securities that it has held for less than one year. When it does so, the Fund may realize short-term capital gains, which are taxed at higher rates than long-term capital gains.

All mutual funds are affected by changes in the economy and swings in investment markets. You could lose money if the Fund’s investments fall in value.

PERFORMANCE INFORMATION

The following bar chart and table provide an indication of the risks of investing in the Fund by showing: a) the performance of the Fund from year to year; and b)

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CRA Qualified Investment Fund Prospectus

how the average annual returns for the Fund compare to those of a broad-based securities market index.

The bar chart and performance table assume reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Performance reflects fee waivers in effect. If these fee waivers were not in place, the Fund’s performance would be reduced.

The bar chart shows the performance of the Fund’s CRA Shares from year to year.1

YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31, 2011

1	Prior to March 1, 2007, the Fund offered only one class of shares, which have been redesignated as CRA Shares.

Best Quarter:	Q3	09/2002	5.81%
Worst Quarter:	Q2	06/2004	(2.00)%

Year to date total return for the six months ended June 30, 2012 was 2.40%.

The table shows the average annual total returns for the Fund’s CRA Shares for the periods ended December 31, 2011 as compared to a broad-based securities market index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/11

CRA Shares	One Year	Five Years	Ten Years	Since Inception*
Returns Before Taxes	6.90%	5.26%	4.89%	5.30%
Returns After Taxes on Distributions	5.66%	3.85%	3.41%	3.66%
Returns After Taxes on Distributions and Sale of Fund Shares	4.58%	3.67%	3.31%	3.56%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.84%	6.50%	5.78%	6.38%

*	The CRA Shares inception date was August 30, 1999. Index comparisons began on August 31, 1999.

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INVESTMENT ADVISER AND PORTFOLIO MANAGERS

Community Capital Management, Inc. (the “Advisor”), serves as the investment adviser to the Fund. Barbara VanScoy, a Founder and Chair of the Board of the Advisor, and Michelle Rogers, Executive Vice President of the Advisor, each serves as Senior Portfolio Manager of the Fund. Julie Egan serves as Portfolio Manager of the Fund and Elliot Gilfarb, CFA, serves as Junior Portfolio Manager of the Fund. Ms. VanScoy has been a Portfolio Manager for the Fund since 1999, Ms. Rogers and Ms. Egan have been Portfolio Managers of the Fund since 2003 and 2009, respectively, and Mr. Gilfarb has been a Junior Portfolio Manager of the Fund since 2011.

PURCHASE AND SALE OF FUND SHARES

CRA Shares of the Fund are available for purchase by financial institutions seeking positive CRA consideration with respect to shares of the Fund owned by them.

If you are considering investing in CRA Shares of the Fund, contact the Advisor toll-free at 1-877-272-1972. The Advisor will provide information concerning your investment options and can provide all materials and procedures required to open an account. New accounts can be opened directly with the Fund by wire transfer, by check purchase or through an exchange of securities. These options are also available to existing shareholders. You also may purchase CRA Shares through certain financial intermediaries (each such institution is a “Shareholder Servicing Agent”).

The minimum initial investment for CRA Shares is $500,000. The Fund reserves the right to waive this minimum initial investment for any purchase. There is no minimum requirement for subsequent purchases.

You may sell (redeem) your CRA Shares on any day when both the New York Stock Exchange and the Fund’s custodian are open for business (“Business Day”). Redemption requests must be in writing and sent to the Fund’s transfer agent in one of the following ways:

•	By Mail—Send to: the CRA Qualified Investment Fund, P.O. Box 2175, Milwaukee, WI 53201-2175.

•	By Fax—Fax a request to the Fund’s transfer agent at 414-299-2178.

You may also sell (redeem) your CRA Shares through your Shareholder Servicing Agent.

TAX INFORMATION

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two.

PAYMENTS TO BROKERS-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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CRA Qualified Investment Fund Prospectus

INVESTMENT OBJECTIVE AND FUND INVESTMENTS

INVESTMENT OBJECTIVE

The Fund’s investment objective is to provide (1) a high level of current income consistent with the preservation of capital and (2) investments that will be deemed to be qualified under the CRA. The Fund’s Board of Trustees may change the investment objective without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Fund’s principal investment strategy is to invest in debt securities and other debt instruments that will cause shares of the Fund to be qualified under the CRA, so that financial institutions that are subject to the CRA may receive investment test or similar credit under the CRA with respect to shares of the Fund held by them. The Advisor believes that the debt securities and other debt instruments held by the Fund will provide returns that are competitive with those of similar securities and instruments that are not CRA-qualified.

COMMUNITY REINVESTMENT ACT OF 1977

The CRA requires the three federal bank supervisory agencies, the Federal Reserve Board (“FRB”), the Office of the Comptroller of the Currency (“OCC”), and the FDIC, to encourage most FDIC-insured financial institutions to help meet the credit needs of their local communities, including LMI neighborhoods, consistent with the safe and sound operation of such institutions. Each agency has promulgated substantially similar rules and regulatory guidance for evaluating and rating an institution’s CRA performance which, as the following summary indicates, vary according to an institution’s asset size and business strategy.1

Retail Institutions

•
Large Banks and Large Savings Associations — Institutions with assets of $1.160 billion or more as of December 31 for both of the prior two calendar years receive an overall CRA rating based on their performance on three tests: lending, investment, and service. The investment and service tests each comprise 25 percent of a Large Bank’s or Large Savings Association’s overall CRA rating.

•
Intermediate Small Banks and Intermediate Small Savings Associations — Institutions with assets of at least $290 million as of December 31 for both of the prior two calendar years and less than $1.160 billion as of December 31 for either of the prior two calendar years receive an overall CRA grade based on their performance on two tests: lending and community development. The community development test considers an Intermediate Small Bank’s or Intermediate Small Savings Association’s qualified investment, community development loan, and community development service activities.

1	An institution’s CRA performance can also be adversely affected by evidence of discriminatory or other illegal credit practices regardless of its asset size or business strategy.

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•
Small Banks and Small Savings Associations — Institutions with assets of less than $1.160 billion as of December 31 for either of the prior two calendar years are subject only to a lending test but can use qualified investments to enhance their overall rating.

The above dollar figures, effective January 1, 2012, are annually adjusted based on the Consumer Price Index for Urban Wage Earners and Clerical Workers.

Wholesale or Limited Purpose Institutions

Institutions that are designated by their primary regulator as “wholesale” or “limited purpose” for CRA purposes can elect to be evaluated partially or totally on their qualified investment performance.

CRA Qualified Investments

In the Interagency Questions and Answers Regarding Community Reinvestment effective March 11, 2010, the three federal bank supervisory agencies state that nationwide funds are important sources of investments for LMI and underserved communities throughout the country and can be an efficient vehicle for institutions in making qualified investments that help meet community development needs. The supervisory agencies indicate that in most cases, qualified investments are required to be responsive to the community development needs of a financial institution’s delineated CRA assessment area or a broader statewide or regional area that includes the institution’s assessment area. However, institutions that have been designated by their regulators as “wholesale” or “limited purpose” under the CRA may receive credit for qualified investments wholly outside of their assessment area, provided they have otherwise adequately addressed their assessment area needs. In addition, as indicated above, all CRA-subject institutions may receive CRA credit for deposits with low-income credit unions and minority- or women-owned financial institutions that primarily lend or facilitate lending in LMI areas or to LMI individuals to promote community development. These deposits need not also benefit an institution’s assessment area or the broader statewide or regional area to be CRA-qualified.

Accordingly, the Fund generally holds CRA-qualifying investments that relate to the institution’s assessment area. Although each shareholder of the Fund (including the holders of Institutional Shares and Retail Shares of the Fund, which are offered in separate prospectuses) will indirectly own an undivided interest in all the Fund’s investments, the Fund will explicitly earmark for CRA-qualifying purposes specific securities to specific financial institution holders of CRA Shares of the Fund. CRA Shares of the Fund are the only shares of the Fund for which the Fund will explicitly earmark specific securities to specific financial institutions for CRA-qualifying purposes.

Investments are not typically designated as CRA-qualifying at the time of issuance by any governmental agency. Accordingly, the Advisor must evaluate whether each potential investment may be CRA-qualifying with respect to a specific financial institution shareholder. The final determinations that securities are CRA-qualifying are made by the federal and, where applicable, state bank supervisory agencies during their periodic examinations of financial institutions. There is no assurance that the agencies will concur with the Advisor’s evaluation of securities as CRA-qualifying. If the Advisor learns that a security acquired for CRA purposes is not likely to be deemed CRA-qualifying, for example due to a change in circumstances

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CRA Qualified Investment Fund Prospectus

pertaining to the security, ordinarily the Fund would sell that security and attempt to acquire a replacement security that the Advisor deems CRA-qualifying.

In determining whether a particular investment is qualified, the Advisor will assess whether the investment has as its primary purpose community development. The Advisor will consider whether the investment: (1) provides affordable housing for LMI individuals; (2) provides community services targeted to LMI individuals; (3) funds activities that (a) finance businesses or farms that meet the size eligibility standards of the Small Business Administration’s Development Company or Small Business Investment Company programs or have annual revenues of $1 million or less and (b) promote economic development; (4) funds activities that revitalize or stabilize LMI areas, designated disaster areas, or nonmetropolitan middle-income areas that have been designated as distressed or underserved by the institution’s primary regulator; or (5) supports, enables, or facilitates certain projects or activities that meet the “eligible uses” criteria described in the Housing and Economic Recovery Act of 2008.

An activity may be deemed to promote economic development if it supports permanent job creation, retention, and/or improvement for persons who are currently LMI, or supports permanent job creation, retention, and/or improvement in LMI areas targeted for redevelopment by federal, state, local, or tribal governments. Activities that revitalize or stabilize an LMI geography are activities that help attract and retain businesses and residents. The Advisor maintains documentation, readily available to a financial institution or an examiner, supporting its determination that a security is a qualifying investment for CRA purposes.

There may be a time lag between sale of the Fund’s shares and the Fund’s acquisition of a significant volume of investments in a particular geographic area. The length of time will depend upon the depth of the market for CRA-qualified investments in the relevant area. In some cases, the Advisor expects that CRA-qualified investments will be immediately available. In others, it may take weeks or months to acquire a significant volume of CRA-qualified investments in a particular area. The Advisor believes that investments in the Fund during these time periods will be considered CRA-qualified, provided the purpose of the Fund includes serving the investing institution’s assessment area(s) and the Fund is likely to achieve a significant volume of investments in the region after a reasonable period of time. As the Fund continues to operate, it may dispose of securities that were acquired for CRA-qualifying purposes, in which case the Advisor will normally attempt to acquire a replacement security that would be CRA-qualifying.

FUND INVESTMENTS

Ginnie Mae securities and U.S. Treasury bills, notes and bonds are direct obligations of the U.S. Government and are backed by the full faith and credit of the U.S. Government.

Fannie Mae and Freddie Mac securities are issued by U.S. Government-sponsored enterprises. These securities are neither issued nor guaranteed by the United States Treasury and therefore, are not backed by the full faith and credit of the U.S. Government.

Taxable municipal bonds are rated as to their creditworthiness by various Rating Agencies. The Fund will invest in these securities only if they conform to the credit qualifications described above under “FUND SUMMARY—Principal Investment Strategy.”

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The Fund may invest in mortgage-backed securities (“MBSs”), such as those issued by Ginnie Mae, Freddie Mac and Fannie Mae, which generally pay monthly payments consisting of both interest and principal. The value of MBSs are based on the underlying pools of mortgages that serve as the asset base for the securities. The value of MBSs will be significantly influenced by changes in interest rates because mortgage-backed pool valuations fluctuate with interest rate changes. Specifically, when interest rates decline, many borrowers refinance existing loans, resulting in principal prepayments which leads to early payment of the securities. Prepayment of an investment in MBSs can result in a loss to the Fund to the extent of any premium paid for MBSs. In addition, a decline in interest rates that leads to prepayment of MBSs may result in a reinvestment requirement at a time when the interest rate environment presents less attractive investment alternatives.

The Fund may also invest in Federal Housing Administration (“FHA”) project loans which are mortgage loans insured by the FHA.

Certificates of deposit (“CDs”) are promissory notes issued by banks and other financial institutions for fixed periods of time at fixed rates of interest. The Fund may invest in CDs issued by Community Development Financial Institutions or other eligible depositories. Early withdrawal of CDs may result in penalties being assessed against the holder of the CD.

The Fund may invest in repurchase agreements with broker-dealers, banks and other financial institutions, provided that the Fund’s custodian always has possession of the securities serving as collateral for the repurchase agreements or has proper evidence of book entry receipt of said securities. In a repurchase agreement, the Fund purchases securities subject to the seller’s simultaneous agreement to repurchase those securities from the Fund at a specified time (usually one day) and price. The repurchase price reflects an agreed-upon interest rate during the time of investment. All repurchase agreements entered into by the Fund must be collateralized by U.S. Government securities, the market values of which equal or exceed 102% of the principal amount of the Fund’s investment. If an institution with whom the Fund has entered into a repurchase agreement enters insolvency proceedings, the resulting delay, if any, in the Fund’s ability to liquidate the securities serving as collateral could cause the Fund some loss if the securities declined in value prior to liquidation. To minimize the risk of such loss, the Fund will enter into repurchase agreements only with institutions and dealers the Advisor considers creditworthy under guidelines approved by the Fund’s Board of Trustees.

The Fund may also engage in reverse repurchase transactions in which the Fund sells its securities and simultaneously agrees to repurchase the securities at a specified time and price. Reverse repurchase transactions are considered to be borrowings by the Fund.

The Fund may purchase securities on a when-issued basis, and it may purchase or sell securities for delayed-delivery. These transactions occur when securities are purchased or sold by the Fund with payment and delivery taking place at some future date. The Fund may enter into such transactions when, in the Advisor’s opinion, doing so may secure an advantageous yield and/or price to the Fund that might otherwise be unavailable. The Fund has not established any limit on the percentage of assets it may commit to such transactions, but the Fund will maintain a segregated account with its custodian consisting of cash, cash equivalents, U.S. Government securities or other high-grade liquid debt securities

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CRA Qualified Investment Fund Prospectus

in an amount equal to the aggregate fair market value of its commitments to such transactions. A risk of investing in this manner is that the yield or price obtained in a transaction may be less favorable than the yield or price available in the market when the security delivery takes place.

Securities purchased by the Fund may include variable rate instruments. Variable rate instruments provide for periodic adjustments in the interest rate. In the case of variable rate obligations with a demand feature, the Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event an issuer and the liquidity agent of a variable rate obligation default on the payment obligation, the Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

The Fund also may invest in securities issued by other investment companies.

The Fund may temporarily hold investments that are not part of its principal investment strategy to try to avoid losses during unfavorable market conditions or pending the acquisition of investments believed to be CRA-qualified. These investments may include cash (which will not earn any income), money market instruments, debt securities issued or guaranteed by the U.S. Government or its agencies and repurchase agreements. This strategy could prevent the Fund from achieving its investment objective and could reduce the Fund’s return and affect its performance during a market upswing.

For further information concerning the Fund’s investment policies and restrictions, see “Investment Policies and Restrictions” in the Fund’s Statement of Additional Information.

DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Statement of Additional Information.

RISK FACTORS

The following information supplements the information set forth in “FUND SUMMARY — Principal Risks” and “INVESTMENT OBJECTIVE AND FUND INVESTMENTS — Fund Investments” above.

Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises (such as Fannie Mae and Freddie Mac) have historically involved little risk of loss of principal if held to maturity. However, the maximum potential liability of the issuers of some of these securities may greatly exceed their current resources and no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

In September 2008, the U.S. Treasury and the Federal Housing Finance Agency (“FHFA”) announced that Fannie Mae and Freddie Mac would be placed into a conservatorship under FHFA. The effect that this conservatorship will have on the entities’ debt and securities guaranteed by the entities is unclear.

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An investment in the Fund is not a deposit or obligation of, or insured or guaranteed by, any entity or person, including the U.S. Government and the FDIC. The Fund may be particularly appropriate for banks and other financial institutions that are subject to the CRA. The value of the Fund’s investments will vary from day-to-day, reflecting changes in market conditions, interest rates and other political and economic factors. There is no assurance that the Fund can achieve its investment objective, since all investments are inherently subject to market risk. There also can be no assurance that either the Fund’s investments or shares of the Fund will receive investment test credit under the CRA.

Changes in laws, regulations or the interpretation of laws and regulations could pose risks to the successful realization of the Fund’s investment objective. It is not known what changes, if any, will be made to the CRA over the life of the Fund. CRA regulations play an important part in influencing the readiness and capacities of financial institutions to originate CRA-qualifying securities. Changes in the CRA might impact upon Fund operations and might pose a risk to the successful realization of the Fund’s investment objective. In addition, any premiums paid for securities that comply with the CRA may result in reduced yields or returns to the Fund.

Many investments purchased by the Fund will have one or more forms of credit enhancement. An investor in a credit enhanced debt instrument typically relies upon the credit rating of the credit enhancer to evaluate an issue’s credit quality and appropriate pricing level. There can be no assurance that the credit rating of a public or private entity used as a credit enhancer on a Fund investment will remain unchanged over the period of the Fund’s ownership of that investment.

FEDERAL TAXES

The following is a summary of certain United States tax considerations relevant under current law, which may be subject to change in the future. The discussion relates solely to investors that are taxable financial institutions. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

The Fund contemplates distributing as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any. You will be subject to federal income tax on Fund distributions regardless of whether they are paid in cash or reinvested in additional shares. Fund distributions attributable to short-term capital gains and net investment income are taxable to you as ordinary income. Distributions attributable to any excess of net long-term capital gain over short-term capital loss are generally taxable to you as long-term capital gains regardless of how long you have held your shares.

Because the Fund will invest in debt securities and not in equity securities of corporations, Fund distributions will generally not be eligible for the corporate dividends-received deduction for corporate shareholders. Distributions attributable to the Fund’s net capital gain, if any, are generally taxable to you as capital gains.

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CRA Qualified Investment Fund Prospectus

Distributions from the Fund will generally be taxable to you in the taxable year in which they are paid, with one exception. Distributions declared by the Fund in October, November or December and paid in January of the following year are taxed as though they were paid on December 31.

You should note that if you purchase Fund shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as “buying into a dividend.”

You will generally recognize capital gain or loss on redemptions of Fund shares based on the difference between your redemption proceeds and your basis in the shares. But, any loss realized on a sale or redemption of shares of the Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.

Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes do not generally apply, however, to the portions of the Fund’s distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state.

The Fund (or its administrative agent) must report to the Internal Revenue Service (“IRS”) and furnish to Fund shareholders cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or after that date. In addition to reporting the gross proceeds from the sale of Fund shares, the Fund will also be required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. For each sale of Fund shares, the Fund will permit shareholders to elect from among several IRS-accepted cost basis methods. In the absence of an election, the Fund will use the FIFO (first-in, first-out) method as the default cost basis method. The cost basis method elected by the Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting law applies to them.

More information about taxes is contained in the Statement of Additional Information.

PRICING OF FUND SHARES

The price of the Fund’s CRA Shares is based on the net asset value (NAV) per share. The NAV per share is determined as of the close of regular trading (normally 4:00 p.m. Eastern time) every Business Day. You can buy and sell CRA Shares of the Fund on any Business Day. The Fund will not price its CRA Shares on national holidays or other days when either the New York Stock Exchange or the Fund’s custodian is closed for trading. NAV per share for CRA Shares is calculated by dividing the total value of the Fund’s assets attributable to CRA

12

Shares after subtracting liabilities attributable to CRA Shares by the number of outstanding CRA Shares. The Fund’s portfolio securities are valued at market value based on independent third party pricing. Securities for which quotations are not available and any other assets are valued at fair value as determined in good faith by the Advisor, subject to the review and supervision of the Fund’s Board of Trustees.

PURCHASING SHARES

This Prospectus describes the CRA Shares of the Fund. The Fund also offers Institutional Shares and Retail Shares, which are described in separate prospectuses.

If your order to buy CRA Shares of the Fund is received and accepted by the Fund’s transfer agent by 4:00 p.m. (Eastern time) on a Business Day, the price you pay will be the NAV per share next determined. If your order to buy CRA Shares of the Fund is received and accepted by the Fund’s transfer agent after 4:00 p.m. (Eastern time) on a Business Day or on a non-Business Day, the price you pay will be the NAV per share next determined on the next Business Day. See “Purchases by Wire Transfer” and “Purchases by Mail” below.

The minimum initial investment for CRA Shares is $500,000. The Fund reserves the right in its discretion to vary or waive the minimum initial investment for any purchase. There is no minimum requirement for subsequent purchases.

The Advisor may pay additional compensation from time to time, out of its assets and not as an additional charge to the Fund, to certain institutions and other persons in connection with the sale, distribution and/or servicing of CRA Shares of the Fund.

PURCHASES BY WIRE TRANSFER

You may purchase shares by making a wire transfer of federal funds to the Fund’s distributor. You must include the full name in which your account is registered and the Fund account number, and should address the wire transfer as follows:

UMB Bank, N.A
ABA # 101000695
For Credit to: The Community Reinvestment Act Qualified Investment Fund
Acct. # 9871418510
For further credit (Your Name)
Acct. # (Your Acct. No.)
SSN or TIN

Before making an initial investment by wire transfer, you must forward a completed new account application with your taxpayer identification number and signature(s) of authorized officer(s) along with a corporate resolution dated within 60 days verifying the authorized signers to the Fund (1) by fax to the Fund’s transfer agent at 414-299-2178 or (2) by mail to The Community Reinvestment Act Qualified Investment Fund, P.O. Box 2175, Milwaukee, WI 53201-2175.

13

CRA Qualified Investment Fund Prospectus

PURCHASES BY MAIL

To purchase CRA Shares by mail, complete an account application, including the name in which the account is registered and the account number. Mail the completed application and a check payable to The Community Reinvestment Act Qualified Investment Fund (CRA) to:

Regular Mail:	Overnight Mail:

The CRA Qualified Investment Fund P.O. Box 2175 Milwaukee, WI 53201-2175	The CRA Qualified Investment Fund 803 West Michigan Street, Suite A Milwaukee, WI 53233-2301

Initial share purchases must be accompanied by a completed new account application and a corporate resolution dated within 60 days verifying the authorized signers. If shares are purchased by check and redeemed within seven business days of purchase, the Fund may hold redemption proceeds until the purchase check has cleared, a period of up to fifteen days. Please specify that you want to invest in CRA Shares of the Fund.

All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. No cash, money orders, travelers checks, credit cards, credit card checks, third party checks or other checks deemed to be high-risk checks will be accepted.

You will receive a statement showing the number of CRA Shares purchased, the NAV at which your shares were purchased, and the new balance of CRA Shares owned each time you purchase CRA Shares of the Fund. The Fund does not issue share certificates. All full and fractional shares will be carried on the books of the Fund.

All applications to purchase CRA Shares of the Fund are subject to acceptance by authorized officers of the Fund and are not binding until accepted. The Fund reserves the right to reject purchase orders.

PURCHASES OF SHARES THROUGH A SHAREHOLDER SERVICING AGENT

CRA Shares of the Fund may be available through Shareholder Servicing Agents. Certain features of the Fund’s CRA Shares, such as the initial investment minimum, may be modified or waived by a Shareholder Servicing Agent. A Shareholder Servicing Agent may impose transaction or administrative charges or other direct fees. Therefore, you should contact the Shareholder Servicing Agent acting on your behalf concerning the fees (if any) charged in connection with a purchase or redemption of CRA Shares and should read this Prospectus in light of the terms governing your accounts with the Shareholder Servicing Agent.

Shareholder Servicing Agents will be responsible for promptly transmitting client or customer purchase and redemption orders to the Fund in accordance with their agreements with the Fund and with clients and customers. A Shareholder Servicing Agent or, if applicable, its designee that has entered into an agreement with the Fund or its agent may enter confirmed purchase orders on behalf of clients and customers, with payment and the order received by the Fund no later than the Fund’s pricing on the following Business Day. If payment is not received by such time, the Shareholder Servicing Agent could be held liable for resulting fees or losses. The Fund will be deemed to have received a purchase or redemption order when a Shareholder Servicing Agent or, if applicable, its

14

authorized designee accepts a purchase or redemption order in good order, provided payment and the order are received by the Fund on the following Business Day. Orders received by the Fund in good order will be priced at the net asset value for CRA Shares next computed after they are accepted by the Shareholder Servicing Agent or its authorized designee.

For further information as to how to direct a Shareholder Servicing Agent to purchase or redeem CRA Shares of the Fund on your behalf, you should contact your Shareholder Servicing Agent.

If the Fund’s transfer agent cannot locate an investor for a period of time specified by appropriate state law, the investor’s account may be deemed legally abandoned and then escheated (transferred) to the state’s unclaimed property administrator in accordance with statutory requirements.

EXCHANGE OF SECURITIES

The Fund may issue CRA Shares in exchange for securities owned by an investor. The Fund will issue its CRA Shares only in exchange for securities that are determined by the Advisor to be appropriate, in type and amount, for investment by the Fund in light of the Fund’s investment objective and policies and current holdings. To determine the number of CRA Shares that will be issued in the exchange, the investor’s securities will be valued at the mean between their bid and asked quotations, which differs from the method used for valuing the Fund’s portfolio securities. See “PRICING OF FUND SHARES” above. This method of valuing exchanged securities benefits both existing shareholders and the investor exchanging the securities (“Purchaser”). The Purchaser will receive a greater number of CRA Shares by exchanging securities at the mean between the bid price and asked price than it would if it liquidated the securities at the lower bid price and then purchased CRA Shares with the cash proceeds. This benefit may provide the Purchaser with an incentive to go through the additional procedures associated with an exchange. On the other hand, if the Fund purchased the same type of securities with cash, it would pay the higher asked price. In either case, the Fund must value the securities for purposes of determining the NAV per share in accordance with its valuation policies. See “PRICING OF FUND SHARES” above. Thus, the Purchaser benefits by receiving a greater number of CRA Shares of the Fund while the existing shareholders benefit from the Fund’s acquisition of securities at a lower price than it would otherwise pay. In addition, both the Purchaser and the Fund avoid incurring any brokerage transaction costs.

To discuss arrangements for purchasing CRA Shares of the Fund in exchange for your securities, contact the Advisor toll-free at 1-877-272-1977.

CUSTOMER IDENTIFICATION PROGRAM

Federal regulations may require the Fund to obtain your name, principal place of business, employer identification number (EIN) or other government-issued identification when you open an account. Additional information may be required in certain circumstances. Applications without such information may not be accepted. To the extent permitted by applicable law, the Fund reserves the right to (i) place limits on transactions in an investor’s account until the investor’s identity is verified; (ii) refuse an investment in the Fund; or (iii) involuntarily redeem an investor’s shares and close an account in the event that an investor’s identity is not verified.

15

CRA Qualified Investment Fund Prospectus

REDEEMING SHARES

You may redeem your CRA Shares in the Fund at any time and for any reason. Redemption requests received in good order by the Fund’s transfer agent on a Business Day by 4:00 p.m. Eastern time will be executed on the same day at that day’s closing NAV. Redemption requests received in good order by the Fund’s transfer agent on a non-Business Day or after 4:00 p.m. Eastern time on a Business Day will be executed the next Business Day, at that day’s closing NAV.

REDEMPTIONS

Redemption requests must be in writing and sent (1) by fax to the Fund’s transfer agent at 414-299-2178 or (2) by mail to The Community Reinvestment Act Qualified Investment Fund, P.O. Box 2175, Milwaukee, WI 53201-2175. To be in proper form, your redemption request must:

•	Specify your account number, Fund name and the number of shares or dollar amount to be redeemed, and where to send the proceeds; and

•	Be signed by an authorized representative(s);

•	Include a copy of your firm’s corporate resolution dated within 60 days verifying the authorized signer; and

•	Include a Medallion Signature Guarantee if necessary (see below).

OTHER REDEMPTION INFORMATION

When redeeming your shares, you must have your signature medallion guaranteed if:

•	you want the Fund to send your money to an address or bank other than the address on your account;

•	you want the Fund to send your money to the address on your account that has changed within the last 30 days; or

•	you want the Fund to make the check payable to someone else.

The Fund will not process a redemption request unless it has received a completed new account application and other documentation described in “PURCHASING SHARES — Purchases by Wire Transfer” and “PURCHASING SHARES — Purchases by Mail” above. Further documentation may be requested to evidence the authority of the person or entity making the redemption request.

In order to change the account registration or transfer ownership of an account, additional documents will be required. In order to avoid delays in processing these requests, you should call the Fund's transfer agent at 866-202-3573 before making your request to determine what additional documents are required.

When you redeem your CRA Shares, they may be worth more or less than you paid for them, depending upon the value of the Fund’s portfolio securities at the time of redemption.

16

Payment for CRA Shares redeemed is made within seven days after receipt by the Fund of a request for redemption in proper form. The Fund will normally pay redemption proceeds in cash but reserves the right to deliver securities owned by the Fund instead of cash. The Fund reserves the right to suspend or postpone redemptions during any period when (a) trading on any of the major U.S. stock exchanges is restricted, as determined by the Securities and Exchange Commission (“SEC”), or when the major exchanges are closed for other than customary weekend and holiday closings, (b) the SEC has by order permitted such suspension, or (c) an emergency, as determined by the SEC, exists making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable. The Fund may redeem all CRA Shares held by a shareholder whose account value is less than the minimum initial investment as a result of redemptions.

POLICY TO DETER MARKET TIMING

In accordance with the policy adopted by the Board of Trustees, the Fund discourages mutual fund market timing and requires the Fund’s service providers to maintain adequate procedures designed to provide reasonable assurance that market timing activity will be identified and terminated. Mutual fund market timing involves the purchase and sale of shares of mutual funds within short periods of time with the intention of capturing short-term profits resulting from market volatility. Market timing may disrupt portfolio management strategies, harm the performance of the Fund, dilute the value of Fund shares and increase brokerage and administrative costs.

Pursuant to this policy, which applies to all accounts investing in the Fund, the Fund’s service providers are specifically prohibited from knowingly opening accounts for the purpose of market timing in the Fund, entering client trades for the purpose of market timing, processing exchanges or switches for the purpose of market timing and assisting a shareholder in commingling multiple clients’ funds in an omnibus account for the purpose of mutual fund market timing.

The Fund’s Chief Compliance Officer shall report any suspected market timing activity in the Trust promptly to the Board. There is no assurance that the Fund will be able to identify market timers, particularly if they are investing through intermediaries. The Fund reserves the right, in its sole discretion, to reject purchase orders when, in the judgment of management, such rejection is in the best interest of the Fund and its shareholders.

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to declare and pay dividends from net investment income monthly. The Fund intends to make distributions of capital gains, if any, at least annually, usually in December. Dividends and distributions are reinvested in additional CRA Shares unless you indicate in the account application or otherwise in writing that you want to have dividends and distributions paid in cash.

17

CRA Qualified Investment Fund Prospectus

INVESTMENT ADVISOR

Community Capital Management, Inc. (the “Advisor”) is a registered investment adviser founded in November 1998, with headquarters at 2500 Weston Road, Suite 101, Weston, Florida 33331.

The Advisor was originally organized to provide investment advice to the Fund; at present it also provides advice to other clients including separate accounts and other registered investment companies.

Barbara VanScoy serves as Senior Portfolio Manager of the Fund. She has been a Principal of the Advisor and its Director of Research since the Fund commenced operations on August 30, 1999. As Senior Portfolio Manager, she is responsible for asset selection and compliance with portfolio objectives. Ms. VanScoy has 20 years of experience in fixed-income securities.

Michelle Rogers serves as Senior Portfolio Manager for the Fund. She is responsible for securities transactions and cash management. Ms. Rogers has been with the Advisor for over nine years.

Julie Egan serves as Portfolio Manager of the Fund. She is responsible for municipal credit research and analysis. Ms. Egan has been with the Advisor for over two years. Prior to joining the Advisor, Ms. Egan was a Senior Municipal Research Analyst and Director at Evergreen Asset Management Corporation.

Elliot Gilfarb, CFA, serves as Junior Portfolio Manager for the Fund. He is responsible for assisting the Senior Portfolio Managers with security selection and compliance with portfolio objectives. Mr. Gilfarb has been with the Advisor for more than six years.

For more information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership of securities in the Fund, see the Statement of Additional Information.

Under the terms of an investment advisory agreement, the Advisor, subject to the supervision of the Fund’s Board of Trustees, will manage the investment operations of the Fund in accordance with the Fund’s investment policies. For the fiscal year ended May 31, 2012, the Advisor received a fee of 0.30% of the Fund’s average daily net assets. For the same period, the Advisor did not waive advisory fees.

The Advisor has contractually agreed to waive fees and reimburse expenses until September 30, 2013 so that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses) will be no more than 1.00% of the Fund’s average daily net assets attributable to CRA Shares. The Advisor may not recoup waived fees and reimbursed expenses.

A discussion regarding the basis for the Board of Trustees’ most recent approval of the Fund’s investment advisory agreement with the Advisor is available in the Annual Report to Shareholders dated May 31, 2012.

The Advisor also provides certain CRA-related administrative services to financial institution holders of CRA Shares pursuant to a Special Administrative Services Agreement with the Fund. In consideration for such services and the assumption of related expenses, the Advisor is entitled to receive a fee of 0.20% of the average daily net asset value of the CRA Shares held by such financial institutions.

18

The Advisor may pay compensation from time to time, out of its assets and not as an additional charge to the Fund, to certain institutions and other persons in connection with sale, distribution and/or servicing of CRA Shares of the Fund. See the Statement of Additional Information for more details on these payments.

DISTRIBUTION PLAN

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, with respect to its CRA Shares. The Distribution Plan allows the Fund to pay fees for the sale and distribution of CRA shares and for administrative support services provided to the holders of CRA Shares. Because they are paid from Fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Under the Distribution Plan, the Fund may pay its distributor, or any other person, up to 0.25% per year of the Fund’s average daily net assets attributable to its CRA Shares. If you hold your CRA Shares for a substantial period of time, distribution fees may total more than the economic equivalent of the maximum front-end sales charge currently allowed by the Conduct Rules of the Financial Industry Regulatory Authority, Inc.

FINANCIAL HIGHLIGHTS

The financial highlights table presented below is intended to help you understand the financial performance of the Fund for the past five fiscal years. Certain information reflects the financial results for a single CRA Share in the Fund. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in CRA Shares of the Fund assuming reinvestment of all dividends and distributions. The information in the table has been audited by Grant Thornton LLP, the Fund’s independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report to Shareholders and is incorporated by reference into the Statement of Additional Information (the “SAI”). The Annual Report and SAI are available free of charge upon request.

19

CRA Qualified Investment Fund Prospectus

THE COMMUNITY REINVESTMENT ACT
QUALIFIED INVESTMENT FUND
(For a share outstanding throughout each year)

Cra Shares	For the Fiscal Year Ended May 31, 2012	For the Fiscal Year Ended May 31, 2011	For the Fiscal Year Ended May 31, 2010	For the Fiscal Year Ended May 31, 2009	For the Fiscal Year Ended May 31, 2008
Net Asset Value, Beginning of Year	$10.91	$10.86	$10.63	$10.41	$10.34

Investment Operations:
Net investment income(a)	0.29	0.34	0.40	0.43	0.45
Net realized and unrealized gain on investments(a)	0.41	0.06	0.23	0.22	0.08
Total from investment operations	0.70	0.40	0.63	0.65	0.53

Distributions from:
Net investment income	(0.31)	(0.35)	(0.40)	(0.43)	(0.46)
Net capital gains	(0.07)	—	—	—	—
Total Distributions	(0.38)	(0.35)	(0.40)	(0.43)	(0.46)

Net Asset Value, End of Year	$11.23	$10.91	$10.86	$10.63	$10.41

Total Return	6.51%	3.79%	6.01%	6.43%	5.14%

Ratios/Supplemental Data:
Net assets, end of year (in 000’s)	$1,148,680	$960,112	$816,486	$788,455	$721,325
Ratio of expenses to average net assets before fee waiver	0.94%	0.95%	0.95%	0.95%	0.98%
Ratio of expenses to average net assets after fee waiver	0.94%	0.95%	0.95%	0.95%	0.98%
Ratio of net investment income to average net assets	2.63%	3.16%	3.70%	4.12%	4.32%
Portfolio turnover rate	32%	40%	31%	26%	34%

(a)	Based on the average daily number of shares outstanding during the year.

20

SERVICE PROVIDERS

INVESTMENT ADVISOR:
Community Capital Management, Inc.
2500 Weston Road, Suite 101
Weston, Florida 33331
www.ccmfixedincome.com

ADMINISTRATOR AND TRANSFER AGENT:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

DISTRIBUTOR:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL:
Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
Grant Thornton LLP
60 Broad Street
New York, NY 10004

CUSTODIAN:
U.S. Bank National Association
50 South 16th Street
Suite 2000
20th Floor
EX-PA-WBSP
Philadelphia, PA 19102

21

PRIVACY POLICY

FACTS	WHAT DOES THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND (“CRA FUND”) DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•   Social Security number
•   account balances
•   account transactions
•   transaction history
•   wire transfer instructions
•   checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the CRA Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the CRA Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 877-272-1977 or go to www.ccmfixedincome.com

Not part of prospectus

PRIVACY POLICY (continued)

What we do
How does the CRA Fund protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does the CRA Fund collect my personal information?
We collect your personal information, for example, when you

•  open an account
•  provide account information
•  give us your contact information
•  make a wire transfer
•  tell us where to send the money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only

•  sharing for affiliates’ everyday business purposes – information about your creditworthiness
•  affiliates from using your information to market to you
•  sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • The CRA Fund’s sole affiliate is its investment adviser, Community Capital Management, Inc.
Nonaffiliates
Companies not related by common ownership or control. They can be financial and nonfinancial companies.

•  The CRA Fund doesn’t share with nonaffiliates so they can market to you. The Fund may share information with nonaffiliates that perform marketing services on our behalf.

Joint marketing
A formal agreement between nonaffiliated financial companies that together market financial products or services to you.

•  The CRA Fund may share your information with other financial institutions with whom we have joint marketing arrangements who may suggest additional fund services or other investment products which may be of interest to you.

Not part of prospectus

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[THIS PAGE INTENTIONALLY LEFT BLANK]

WHERE TO FIND MORE INFORMATION

ANNUAL/SEMI-ANNUAL REPORTS AND
STATEMENT OF ADDITIONAL INFORMATION (SAI)

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Additional information about the Fund and its policies also is available in the Fund’s SAI. The SAI is incorporated by reference into this Prospectus (and is legally considered part of this Prospectus).

You can get a free copy of these documents, request other information about the Fund and make shareholder inquiries by calling the Advisor toll-free at

1-877-272-1977 or writing to:

The Community Reinvestment Act
Qualified Investment Fund
c/o Community Capital Management, Inc.
2500 Weston Road, Suite 101
Weston, FL 33331

or on the Internet at www.crafund.com

You can write to the Securities and Exchange Commission (“SEC”) Public Reference Section and ask them to mail you information about the Fund, including the SAI. The SEC will charge you a duplicating fee for this service. You can also visit the Public Reference Room to review and copy the documents. For information about the operation of the Public Reference Room, call the SEC.

Public Reference Section of the SEC
Washington, DC 20549-0102
202-942-8090

Reports and other information about the Fund are also available on the SEC’s Edgar database at http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request to the SEC’s e-mail address at publicinfo@sec.gov.

The Fund’s Investment Company Act File No. is 811-09221.

2500 Weston Road ■ Suite 101 ■ Weston, FL 33331
954-217-7999 ■ Fax: 954-385-9299 ■ Toll Free: 877-272-1977 ■ www.ccmfixedincome.com

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND (THE “FUND”)
The Fund’s investment objective is to provide (1) a high level of current income consistent with the preservation of capital and (2) investments that will be deemed to be qualified under the Community Reinvestment Act of 1977.

RETAIL SHARES (CRATX)

The Securities and Exchange Commission has not approved or disapproved the Fund’s securities or determined if this prospectus is accurate or complete. It is a criminal offense to state otherwise.

CRA Qualified Investment Fund Prospectus

FUND SUMMARY

INVESTMENT OBJECTIVE

The Fund’s investment objective is to provide (1) a high level of current income consistent with the preservation of capital and (2) investments that will be deemed to be qualified under the Community Reinvestment Act of 1977, as amended (the “CRA”).

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Retail Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	NONE
Maximum Deferred Sales Charge (Load)	NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	NONE
Redemption Fee	NONE
Exchange Fee	NONE

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.30%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.29%
Total Annual Fund Operating Expenses	0.84%

Example

This Example is intended to help you compare the cost of investing in Retail Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Retail Shares of the Fund for the time periods indicated and then redeem all your Retail Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$86	$268	$466	$1,037

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

1

CRA Qualified Investment Fund Prospectus

PRINCIPAL INVESTMENT STRATEGY

The Fund’s principal investment strategy is to invest in debt securities and other debt instruments that will cause shares of the Fund to be deemed to be qualified under the CRA, so that financial institutions that are subject to the CRA may receive investment test or similar credit under the CRA with respect to shares of the Fund held by them.

Under normal circumstances, the Fund will invest primarily in (1) securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”) and (2) other securities that have a rating in the highest category assigned by a nationally recognized statistical rating organization (“Rating Agency”), for example AAA by Standard & Poor’s Ratings Group and/or Aaa by Moody’s Investors Service, Inc., or which are deemed by the Fund’s investment adviser to be of comparable quality to securities so rated, or which are credit-enhanced by one or more entities with one of the above credit ratings.

Under normal circumstances, the Fund may also invest up to 25% of its net assets in investment grade securities that are rated in the second or third highest rating categories assigned by a Rating Agency, or which are deemed by the Fund’s investment adviser to be of comparable quality to securities so rated, or which are credit-enhanced by one or more entities with one of the above credit ratings. U.S. Government Securities are not subject to the foregoing 25% limitation.

Under normal circumstances, the Fund will invest at least 90% of its net assets in debt securities and other debt instruments that the Fund’s investment advisor believes will be CRA-qualifying. The Fund will provide shareholders at least 60 days’ notice prior to a change in this policy. Such securities would include single-family, multi-family and economic development loan-backed securities. As a result, the Fund will invest a significant amount of its assets in securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”), and Government National Mortgage Association (“Ginnie Mae”). The Fund may also invest in certain securities issued by the Small Business Administration and other U.S. Government agencies, authorities, instrumentalities and sponsored enterprises.

The Fund may invest a significant amount of its assets in taxable municipal bonds whose primary purpose is community development. The Fund may also invest in tax-exempt municipal securities.

The Fund may invest in certificates of deposit that are insured by the Federal Deposit Insurance Corporation (“FDIC”) and are issued by financial institutions that are (1) certified as Community Development Financial Institutions or (2) low-income credit unions or minority- or women-owned and primarily lend or facilitate lending in low- and moderate-income (“LMI”) areas or to LMI individuals to promote community development. Although as a general matter an institution’s CRA activities will be evaluated based on the extent to which they benefit the institution’s delineated assessment area(s) or a broader statewide or regional area that includes the institution’s assessment area(s), deposits with low-income credit unions or minority- or women-owned financial institutions need not also benefit a shareholder’s assessment area or the broader statewide or regional area to be CRA-qualified.

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PRINCIPAL RISKS

The Fund’s investment adviser believes that shares of the Fund will be deemed qualified investments under the CRA and will cause financial institutions to receive CRA credit with respect to shares of the Fund owned by them. The Fund’s goal of holding debt securities and other debt instruments that will allow shares of the Fund to be deemed qualified under the CRA will cause the Fund’s investment adviser to take this factor into account in determining which debt securities or other debt instruments the Fund will purchase and sell. Accordingly, portfolio decisions will not be exclusively based on the investment characteristics of the securities or instruments, which may or may not have an adverse effect on the Fund’s investment performance. For example, the Fund may hold short-term investments that produce relatively low yields pending the selection of long-term investments believed to be CRA-qualified. In addition, the Fund may sell investments for CRA purposes at times when such sales may not be desirable for investment purposes. Such sales could occur, for example, if a financial institution redeems its shares of the Fund, or if investments that have been explicitly earmarked for CRA-qualifying purposes to specific financial institution shareholders are ultimately determined not to be, or to have ceased to be, CRA-qualifying.

Generally, the prices of fixed-income debt securities tend to move in the opposite direction of interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise.

The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an issuer cannot meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal obligations are payable only from limited revenue sources or private entities.

Prepayments of principal on mortgage-backed securities may tend to increase due to refinancing of mortgages as interest rates decline. When this occurs, the Fund may lose a portion of its principal investment to the extent the Fund paid any premium for a security. In addition, the Fund’s yield may be affected by reinvestment of prepayments at lower rates than the original investment.

The Fund is a non-diversified investment company. Compared to a diversified investment company, the Fund may invest a greater percentage of its assets in the securities of a particular issuer. A change in value of such securities will affect the value of the Fund’s portfolio more than it would affect a diversified investment company.

The Fund may sell securities that it has held for less than one year. When it does so, the Fund may realize short-term capital gains, which are taxed at higher rates than long-term capital gains.

All mutual funds are affected by changes in the economy and swings in investment markets. You could lose money if the Fund’s investments fall in value.

PERFORMANCE INFORMATION

The following bar chart and table provide an indication of the risks of investing in the Fund by showing: a) the performance of the Fund from year to year; and b) how the average annual returns for the Fund compare to those of a broad-based securities market index. The Retail Shares inception date was March 2, 2007. Performance presented in the bar chart and table since March 2, 2007 is

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CRA Qualified Investment Fund Prospectus

based on the performance of Retail Shares. Performance in the bar chart and table for periods prior to March 2, 2007 is based on the performance of CRA Shares. CRA Shares, which were first offered on August 30, 1999, are not offered in this Prospectus. Retail Shares and CRA Shares will have similar performance results because each class of shares represents interests in the same portfolio of securities.

Annual returns would differ only to the extent that Retail Shares and CRA Shares have different expenses.

The bar chart and performance table assume reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Performance reflects fee waivers in effect. If these fee waivers were not in place, the Fund’s performance would be reduced.

The bar chart shows the performance of the Fund from year to year.

YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31, 2011

Best Quarter:	Q3	09/2002	5.81%
Worst Quarter:	Q2	06/2004	(2.00)%

Year to date total return for the six months ended June 30, 2012 was 2.46%.

The table shows the Fund’s average annual total returns for the periods ended December 31, 2011 as compared to a broad-based securities market index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/11

Retail Shares	One Year	Five Years	Ten Years	Since Inception*
Returns Before Taxes	6.92%	5.31%	4.92%	5.32%
Returns After Taxes on Distributions	5.65%	3.87%	3.42%	3.67%
Returns After Taxes on Distributions and Sale of Fund Shares	4.59%	3.70%	3.32%	3.57%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.84%	6.50%	5.78%	6.38%

*	August 30, 1999 (inception date for CRA Shares). Index comparisons began on August 31, 1999.

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INVESTMENT ADVISER AND PORTFOLIO MANAGERS

Community Capital Management, Inc. (the “Advisor”), serves as the investment adviser to the Fund. Barbara VanScoy, a Founder and Chair of the Board of the Advisor, and Michelle Rogers, Executive Vice President of the Advisor, each serves as Senior Portfolio Manager of the Fund. Julie Egan serves as Portfolio Manager of the Fund and Elliot Gilfarb, CFA, serves as Junior Portfolio Manager of the Fund. Ms. VanScoy has been a Portfolio Manager for the Fund since 1999, Ms. Rogers and Ms. Egan have been Portfolio Managers of the Fund since 2003 and 2009, respectively, and Mr. Gilfarb has been a Junior Portfolio Manager of the Fund since 2011.

PURCHASE AND SALE OF FUND SHARES

Retail Shares of the Fund are available for purchase by individuals purchasing shares on their own behalf directly from the Fund or through financial advisers.

If you are considering investing in Retail Shares of the Fund, contact the Fund’s transfer agent toll-free at 1-866-202-3573. New accounts can be opened directly with the Fund by wire transfer, by check purchase or through an exchange of securities. You also may purchase Retail Shares through your financial adviser.

The minimum initial investment for Retail Shares is $2,500 and the minimum subsequent investment in an existing account is $1,000. The Fund reserves the right to waive this minimum initial investment for any purchase. If you are purchasing Retail Shares through your financial adviser, your financial adviser may impose alternative minimum investment requirements.

You may sell (redeem) your Retail Shares on any day when both the New York Stock Exchange and the Fund’s custodian are open for business (“Business Day”). Redemption requests may be made by mail (requests must be in writing and sent to: The Community Reinvestment Act Qualified Investment Fund, P.O. Box 2175, Milwaukee, WI 53201-2175), or by telephone or wire transfer (contact the Fund’s Transfer Agent at 866-202-3573 for information).

TAX INFORMATION

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKERS-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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CRA Qualified Investment Fund Prospectus

INVESTMENT OBJECTIVE AND FUND INVESTMENTS

INVESTMENT OBJECTIVE

The Fund’s investment objective is to provide (1) a high level of current income consistent with the preservation of capital and (2) investments that will be deemed to be qualified under the CRA. The Fund’s Board of Trustees may change the investment objective without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Fund’s principal investment strategy is to invest in debt securities and other debt instruments that will cause shares of the Fund to be qualified under the CRA, so that financial institutions that are subject to the CRA may receive investment test or similar credit under the CRA with respect to shares of the Fund held by them. The Advisor believes that the debt securities and other debt instruments held by the Fund will provide returns that are competitive with those of similar securities and instruments that are not CRA-qualified.

COMMUNITY REINVESTMENT ACT OF 1977

The CRA requires the three federal bank supervisory agencies, the Federal Reserve Board (“FRB”), the Office of the Comptroller of the Currency (“OCC”), and the FDIC, to encourage most FDIC-insured financial institutions to help meet the credit needs of their local communities, including LMI neighborhoods, consistent with the safe and sound operation of such institutions. Each agency has promulgated substantially similar rules and regulatory guidance for evaluating and rating an institution’s CRA performance which, as the following summary indicates, vary according to an institution’s asset size and business strategy.1

Retail Institutions

•
Large Banks and Large Savings Associations — Institutions with assets of $1.160 billion or more as of December 31 for both of the prior two calendar years receive an overall CRA rating based on their performance on three tests: lending, investment, and service. The investment and service tests each comprise 25 percent of a Large Bank’s or Large Savings Association’s overall CRA rating.

•
Intermediate Small Banks and Intermediate Small Savings Associations — Institutions with assets of at least $290 million as of December 31 for both of the prior two calendar years and less than $1.160 billion as of December 31 for either of the prior two calendar years receive an overall CRA grade based on their performance on two tests: lending and community development. The community development test considers an Intermediate Small Bank’s or Intermediate Small Savings Association’s qualified investment, community development loan, and community development service activities.

1	An institution’s CRA performance can also be adversely affected by evidence of discriminatory or other illegal credit practices regardless of its asset size or business strategy.

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•
Small Banks and Small Savings Associations — Institutions with assets of less than $1.160 billion as of December 31 for either of the prior two calendar years are subject only to a lending test but can use qualified investments to enhance their overall rating.

The above dollar figures, effective January 1, 2012, are annually adjusted based on the Consumer Price Index for Urban Wage Earners and Clerical Workers.

Wholesale or Limited Purpose Institutions

Institutions that are designated by their primary regulator as “wholesale” or “limited purpose” for CRA purposes can elect to be evaluated partially or totally on their qualified investment performance.

CRA Qualified Investments

In the Interagency Questions and Answers Regarding Community Reinvestment effective March 11, 2010, the federal bank supervisory agencies state that nationwide funds are important sources of investments for LMI and underserved communities throughout the country and can be an efficient vehicle for institutions in making qualified investments that help meet community development needs. The supervisory agencies indicate that in most cases, qualified investments are required to be responsive to the community development needs of a financial institution’s delineated CRA assessment area or a broader statewide or regional area that includes the institution’s assessment area. However, institutions that have been designated by their regulators as “wholesale” or “limited purpose” under the CRA may receive credit for qualified investments wholly outside of their assessment area, provided they have otherwise adequately addressed their assessment area needs. In addition, as indicated above, all CRA-subject institutions may receive CRA credit for deposits with low-income credit unions and minority- or women-owned financial institutions that primarily lend or facilitate lending in LMI areas or to LMI individuals to promote community development. These deposits need not also benefit an institutions’s assessment area or the broader statewide or regional area to be CRA-qualified.

Accordingly, the Fund generally holds CRA-qualifying investments that relate to the institution’s assessment area. Although each shareholder of the Fund (including the holders of CRA Shares and Institutional Shares of the Fund, which are offered in separate prospectuses) will indirectly own an undivided interest in all the Fund’s investments, the Fund will explicitly earmark for CRA-qualifying purposes specific securities to specific financial institution holders of CRA Shares of the Fund. CRA Shares of the Fund are the only shares of the Fund for which the Fund will explicitly earmark specific securities to specific financial institutions for CRA-qualifying purposes.

Investments are not typically designated as CRA-qualifying at the time of issuance by any governmental agency. Accordingly, the Advisor must evaluate whether each potential investment may be CRA-qualifying with respect to a specific financial institution shareholder. The final determinations that securities are CRA-qualifying are made by the federal and, where applicable, state bank supervisory agencies during their periodic examinations of financial institutions. There is no assurance that the agencies will concur with the Advisor’s evaluation of securities as CRA-qualifying. If the Advisor learns that a security acquired for CRA purposes is not likely to be deemed CRA-qualifying, for example due to a change in circumstances pertaining to the security, ordinarily the Fund would sell that security and attempt to acquire a replacement security that the Advisor deems CRA-qualifying.

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CRA Qualified Investment Fund Prospectus

In determining whether a particular investment is qualified, the Advisor will assess whether the investment has as its primary purpose community development. The Advisor will consider whether the investment: (1) provides affordable housing for LMI individuals; (2) provides community services targeted to LMI individuals; (3) funds activities that (a) finance businesses or farms that meet the size eligibility standards of the Small Business Administration’s Development Company or Small Business Investment Company programs or have annual revenues of $1 million or less and (b) promote economic development; (4) funds activities that revitalize or stabilize LMI areas, designated disaster areas, or nonmetropolitan middle-income areas that have been designated as distressed or underserved by the institution’s primary regulator; or (5) supports, enables, or facilitates certain projects or activities that meet the “eligible uses” criteria described in the Housing and Economic Recovery Act of 2008.

An activity may be deemed to promote economic development if it supports permanent job creation, retention, and/or improvement for persons who are currently LMI, or supports permanent job creation, retention, and/or improvement in LMI areas targeted for redevelopment by federal, state, local, or tribal governments. Activities that revitalize or stabilize an LMI geography are activities that help attract and retain businesses and residents. The Advisor maintains documentation, readily available to a financial institution or an examiner, supporting its determination that a security is a qualifying investment for CRA purposes.

There may be a time lag between sale of the Fund’s shares and the Fund’s acquisition of a significant volume of investments in a particular geographic area. The length of time will depend upon the depth of the market for CRA-qualified investments in the relevant area. In some cases, the Advisor expects that CRA-qualified investments will be immediately available. In others, it may take weeks or months to acquire a significant volume of CRA-qualified investments in a particular area. The Advisor believes that investments in the Fund during these time periods will be considered CRA-qualified, provided the purpose of the Fund includes serving the investing institution’s assessment area(s) and the Fund is likely to achieve a significant volume of investments in the region after a reasonable period of time. As the Fund continues to operate, it may dispose of securities that were acquired for CRA-qualifying purposes, in which case the Advisor will normally attempt to acquire a replacement security that would be CRA-qualifying.

FUND INVESTMENTS

Ginnie Mae securities and U.S. Treasury bills, notes and bonds are direct obligations of the U.S. Government and are backed by the full faith and credit of the U.S. Government.

Fannie Mae and Freddie Mac securities are issued by U.S. Government-sponsored enterprises. These securities are neither issued nor guaranteed by the United States Treasury and therefore, are not backed by the full faith and credit of the U.S. Government.

Taxable municipal bonds are rated as to their creditworthiness by various Rating Agencies. The Fund will invest in these securities only if they conform to the credit qualifications described above under “FUND SUMMARY—Principal Investment Strategy.”

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The Fund may invest in mortgage-backed securities (“MBSs”), such as those issued by Ginnie Mae, Freddie Mac and Fannie Mae, which generally pay monthly payments consisting of both interest and principal. The value of MBSs are based on the underlying pools of mortgages that serve as the asset base for the securities. The value of MBSs will be significantly influenced by changes in interest rates because mortgage-backed pool valuations fluctuate with interest rate changes. Specifically, when interest rates decline, many borrowers refinance existing loans, resulting in principal prepayments which leads to early payment of the securities. Prepayment of an investment in MBSs can result in a loss to the Fund to the extent of any premium paid for MBSs. In addition, a decline in interest rates that leads to prepayment of MBSs may result in a reinvestment requirement at a time when the interest rate environment presents less attractive investment alternatives.

The Fund may also invest in Federal Housing Administration (“FHA”) project loans which are mortgage loans insured by the FHA.

Certificates of deposit (“CDs”) are promissory notes issued by banks and other financial institutions for fixed periods of time at fixed rates of interest. The Fund may invest in CDs issued by Community Development Financial Institutions or other eligible depositories. Early withdrawal of CDs may result in penalties being assessed against the holder of the CD.

The Fund may invest in repurchase agreements with broker-dealers, banks and other financial institutions, provided that the Fund’s custodian always has possession of the securities serving as collateral for the repurchase agreements or has proper evidence of book entry receipt of said securities. In a repurchase agreement, the Fund purchases securities subject to the seller’s simultaneous agreement to repurchase those securities from the Fund at a specified time (usually one day) and price. The repurchase price reflects an agreed-upon interest rate during the time of investment. All repurchase agreements entered into by the Fund must be collateralized by U.S. Government securities, the market values of which equal or exceed 102% of the principal amount of the Fund’s investment. If an institution with whom the Fund has entered into a repurchase agreement enters insolvency proceedings, the resulting delay, if any, in the Fund’s ability to liquidate the securities serving as collateral could cause the Fund some loss if the securities declined in value prior to liquidation. To minimize the risk of such loss, the Fund will enter into repurchase agreements only with institutions and dealers the Advisor considers creditworthy under guidelines approved by the Fund’s Board of Trustees.

The Fund may also engage in reverse repurchase transactions in which the Fund sells its securities and simultaneously agrees to repurchase the securities at a specified time and price. Reverse repurchase transactions are considered to be borrowings by the Fund.

The Fund may purchase securities on a when-issued basis, and it may purchase or sell securities for delayed-delivery. These transactions occur when securities are purchased or sold by the Fund with payment and delivery taking place at some future date. The Fund may enter into such transactions when, in the Advisor’s opinion, doing so may secure an advantageous yield and/or price to the Fund that might otherwise be unavailable. The Fund has not established any limit on the percentage of assets it may commit to such transactions, but the Fund will maintain a segregated account with its custodian consisting of cash, cash equivalents, U.S. Government securities or other high-grade liquid debt securities

9

CRA Qualified Investment Fund Prospectus

in an amount equal to the aggregate fair market value of its commitments to such transactions. A risk of investing in this manner is that the yield or price obtained in a transaction may be less favorable than the yield or price available in the market when the security delivery takes place.

Securities purchased by the Fund may include variable rate instruments. Variable rate instruments provide for periodic adjustments in the interest rate. In the case of variable rate obligations with a demand feature, the Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event an issuer and the liquidity agent of a variable rate obligation default on the payment obligation, the Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

The Fund also may invest in securities issued by other investment companies.

The Fund may temporarily hold investments that are not part of its principal investment strategy to try to avoid losses during unfavorable market conditions or pending the acquisition of investments believed to be CRA-qualified. These investments may include cash (which will not earn any income), money market instruments, debt securities issued or guaranteed by the U.S. Government or its agencies and repurchase agreements. This strategy could prevent the Fund from achieving its investment objective and could reduce the Fund’s return and affect its performance during a market upswing.

For further information concerning the Fund’s investment policies and restrictions, see “Investment Policies and Restrictions” in the Fund’s Statement of Additional Information.

DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Statement of Additional Information.

RISK FACTORS

The following information supplements the information set forth in “FUND SUMMARY — Principal Risks” and “INVESTMENT OBJECTIVE AND FUND INVESTMENTS — Fund Investments” above.

Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises (such as Fannie Mae and Freddie Mac) have historically involved little risk of loss of principal if held to maturity. However, the maximum potential liability of the issuers of some of these securities may greatly exceed their current resources and no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

In September 2008, the U.S. Treasury and the Federal Housing Finance Agency (“FHFA”) announced that Fannie Mae and Freddie Mac would be placed into a conservatorship under FHFA. The effect that this conservatorship will have on the entities’ debt and securities guaranteed by the entities is unclear.

An investment in the Fund is not a deposit or obligation of, or insured or guaranteed by, any entity or person, including the U.S. Government and the

10

FDIC. The Fund may be particularly appropriate for banks and other financial institutions that are subject to the CRA. The value of the Fund’s investments will vary from day-to-day, reflecting changes in market conditions, interest rates and other political and economic factors. There is no assurance that the Fund can achieve its investment objective, since all investments are inherently subject to market risk. There also can be no assurance that either the Fund’s investments or shares of the Fund will receive investment test credit under the CRA.

Changes in laws, regulations or the interpretation of laws and regulations could pose risks to the successful realization of the Fund’s investment objective. It is not known what changes, if any, will be made to the CRA over the life of the Fund. CRA regulations play an important part in influencing the readiness and capacities of financial institutions to originate CRA-qualifying securities. Changes in the CRA might impact upon Fund operations and might pose a risk to the successful realization of the Fund’s investment objective. In addition, any premiums paid for securities that comply with the CRA may result in reduced yields or returns to the Fund.

Many investments purchased by the Fund will have one or more forms of credit enhancement. An investor in a credit enhanced debt instrument typically relies upon the credit rating of the credit enhancer to evaluate an issue’s credit quality and appropriate pricing level. There can be no assurance that the credit rating of a public or private entity used as a credit enhancer on a Fund investment will remain unchanged over the period of the Fund’s ownership of that investment.

FEDERAL TAXES

The following is a summary of certain United States tax considerations relevant under current law, which may be subject to change in the future. The discussion relates solely to investors who are individual United States citizens or residents. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

The Fund contemplates distributing as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any. You will be subject to federal income tax on Fund distributions regardless of whether they are paid in cash or reinvested in additional shares. Fund distributions attributable to short-term capital gains and net investment income are taxable to you as ordinary income. Distributions attributable to any excess of net long-term capital gain over short-term capital loss are generally taxable to you as long-term capital gains, regardless of how long you have held your shares.

Because the Fund will invest in debt securities and not in equity securities of corporations, Fund distributions will generally be taxable as ordinary income and will not be eligible for the favorable rates currently applicable to individuals for qualified dividends (which are currently scheduled to sunset after 2012) or for the corporate dividends-received deduction for corporate shareholders.

Distributions from the Fund will generally be taxable to you in the taxable year in which they are paid, with one exception. Distributions declared by the Fund in October, November or December and paid in January of the following year are taxed as though they were paid on December 31.

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CRA Qualified Investment Fund Prospectus

You should note that if you purchase Fund shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as “buying into a dividend.”

You will generally recognize gain or loss on redemptions of Fund shares based on the difference between your redemption proceeds and your basis in the shares. Generally, you will recognize long-term capital gain or loss if you have held your Fund shares for over twelve months at the time you sell or exchange them. (To aid in computing your tax basis, you should retain your account statements for the periods during which you held shares.) Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a sale or redemption of shares of the Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.

The Fund will be required in certain cases to withhold and remit to the Internal Revenue Service (“IRS”) a percentage of taxable dividends or gross sale proceeds paid to any shareholder who (i) has failed to provide a correct tax identification number, (ii) is subject to back-up withholding by the IRS for failure to properly include on its return payments of taxable interest or dividends, or (iii) has failed to certify to the Fund that he, she or it is not subject to back-up withholding when required to do so or is an “exempt recipient.” The current withholding rate is 28%, but the rate is scheduled to change after 2012.

Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes do not generally apply, however, to the portions of the Fund’s distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state.

The one major exception to the principles described above is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

The Fund (or its administrative agent) must report to the IRS and furnish to Fund shareholders cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or after that date. In addition to reporting the gross proceeds from the sale of Fund shares, the Fund will also be required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. For each sale of Fund shares, the Fund will permit shareholders to elect from among several IRS-accepted cost basis methods. In the absence of an election, the Fund will use the FIFO (first-in, first-out) method as the default cost basis method. The cost basis method elected by the Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting law applies to them.

More information about taxes is contained in the Statement of Additional Information.

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PRICING OF FUND SHARES

The price of the Fund’s Retail Shares is based on the net asset value (NAV) per share. The NAV per share is determined as of the close of regular trading (normally 4:00 p.m. Eastern time) every Business Day. You can buy and sell Retail Shares of the Fund on any Business Day. The Fund will not price its Retail Shares on national holidays or other days when either the New York Stock Exchange or the Fund’s custodian is closed for trading. NAV per share for Retail Shares is calculated by dividing the total value of the Fund’s assets attributable to Retail Shares after subtracting liabilities attributable to Retail Shares by the number of outstanding Retail Shares. The Fund’s portfolio securities are valued at market value based on independent third party pricing. Securities for which quotations are not available and any other assets are valued at fair value as determined in good faith by the Advisor, subject to the review and supervision of the Fund’s Board of Trustees.

PURCHASING SHARES

This Prospectus describes the Retail Shares of the Fund. The Fund also offers CRA Shares and Institutional Shares, which are described in separate prospectuses.

If your order to buy Retail Shares of the Fund is received and accepted by the Fund’s transfer agent by 4:00 p.m. (Eastern time) on a Business Day, the price you pay will be the NAV per share next determined. If your order to buy Retail Shares of the Fund is received and accepted by the Fund’s transfer agent after 4:00 p.m. (Eastern time) on a Business Day or on a non-Business Day, the price you pay will be the NAV per share determined on the next Business Day. See “Purchases by Mail” and “Purchases by Wire Transfer” below.

PURCHASES THROUGH A FINANCIAL ADVISER

If you want to buy Retail Shares and you are a customer of a financial adviser such as a broker-dealer, bank or savings and loan association, you should place your order through your financial adviser. Your financial adviser is responsible for sending your order to the Fund’s transfer agent and wiring the money to the Fund’s custodian. The financial adviser holds the shares in your name and receives all confirmations of purchases and sales. A financial adviser who places orders on your behalf may charge you a separate fee for its services. For details, please contact your financial adviser.

A financial adviser or, if applicable, its designee that has entered into an agreement with the Fund or its agent may enter confirmed purchase orders on behalf of clients and customers, with payment and the order received by the Fund no later than the Fund’s pricing on the following Business Day. If payment is not received by such time, the financial adviser could be held liable for resulting fees or losses. The Fund will be deemed to have received a purchase or redemption order when a financial adviser, or if applicable, its authorized designee, accepts a purchase or redemption order in good order, provided payment and the order are received by the Fund on the following Business Day. Orders received by the Fund in good order will be priced at the net asset value for Retail Shares next computed after they are accepted by the financial adviser or its authorized designee.

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CRA Qualified Investment Fund Prospectus

DIRECT PURCHASES

You can also buy Retail Shares directly through the Fund’s transfer agent by calling 866-202-3573 or in any of the following ways:

PURCHASES BY MAIL

To purchase Retail Shares by mail, complete an account application, including the name in which the account is registered and the account number. Mail the completed application and a check payable to The Community Reinvestment Act Qualified Investment Fund (CRA) to:

Regular Mail:	Overnight Mail:

The CRA Qualified Investment Fund P.O. Box 2175 Milwaukee, WI 53201-2175	The CRA Qualified Investment Fund 803 West Michigan Street, Suite A Milwaukee, WI 53233-2301

Initial share purchases must be accompanied by a completed new account application. Checks are accepted subject to collection. If shares are purchased by check and redeemed within seven business days of purchase, the Fund may hold redemption proceeds until the purchase check has cleared, a period of up to fifteen days. Please specify that you want to invest in Retail Shares of the Fund.

All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. No cash, money orders, travelers checks, credit cards, credit card checks, third party checks or other checks deemed to be high-risk checks will be accepted.

PURCHASES BY WIRE TRANSFER

You may purchase Retail Shares by making a wire transfer of federal funds to the Fund’s distributor. You must include the full name in which your account is registered and the Fund account number, and should address the wire transfer as follows:

UMB Bank, N.A.
ABA # 101000695
For Credit to: The CRA Qualified Investment Fund
Acct. # 9871418510
For further credit (Your Name)
Acct. # (Your Acct. No.)
SSN or TIN

Before making an initial investment by wire transfer, you must forward a completed new account application with your taxpayer identification number and signature(s) of authorized officer(s) to the Fund (1) by fax to the Fund’s transfer agent at 414-299-2178 or (2) by mail to The CRA Qualified Investment Fund, P.O. Box 2175, Milwaukee, WI 53201-2175.

Your financial institution may charge you a fee for sending funds by wire.

You will receive a statement showing the number of Retail Shares purchased, the NAV at which your shares were purchased, and the new balance of Retail Shares owned each time you purchase Retail Shares of the Fund. The Fund does not issue share certificates. All full and fractional shares will be carried on the books of the Fund.

14

All applications to purchase Retail Shares of the Fund are subject to acceptance by authorized officers of the Fund and are not binding until accepted. The Fund reserves the right to reject purchase orders.

If the Fund’s transfer agent cannot locate an investor for a period of time specified by appropriate state law, the investor’s account may be deemed legally abandoned and then escheated (transferred) to the state’s unclaimed property administrator in accordance with statutory requirements.

EXCHANGE OF SECURITIES

The Fund may issue Retail Shares in exchange for securities owned by an investor. The Fund will issue its Retail Shares only in exchange for securities that are determined by the Advisor to be appropriate, in type and amount, for investment by the Fund in light of the Fund’s investment objective and policies and current holdings. To determine the number of Retail Shares of the Fund that will be issued in the exchange, the investor’s securities will be valued at the mean between their bid and asked quotations, which differs from the method used for valuing the Fund’s portfolio securities. See “PRICING OF FUND SHARES” above. This method of valuing exchanged securities benefits both existing shareholders and the investor exchanging the securities (“Purchaser”). The Purchaser will receive a greater number of Retail Shares by exchanging securities at the mean between the bid price and asked price than it would if it liquidated the securities at the lower bid price and then purchased Retail Shares with the cash proceeds. This benefit may provide the Purchaser with an incentive to go through the additional procedures associated with an exchange. On the other hand, if the Fund purchased the same type of securities with cash, it would pay the higher asked price. In either case, the Fund must value the securities for purposes of determining the NAV per share in accordance with its valuation policies. See “PRICING OF FUND SHARES” above. Thus, the Purchaser benefits by receiving a greater number of Retail Shares of the Fund while the existing shareholders benefit from the Fund’s acquisition of securities at a lower price than it would otherwise pay. In addition, both the Purchaser and the Fund avoid incurring any brokerage transaction costs.

To discuss arrangements for purchasing Retail Shares of the Fund in exchange for your securities, contact the Advisor toll-free at 1-877-272-1977.

CUSTOMER IDENTIFICATION PROGRAM

Federal regulations may require the Fund to obtain certain personal information from you, including your social security number or other government-issued identification when you open an account. Additional information may be required in certain circumstances. Applications without such information may not be accepted. To the extent permitted by applicable law, the Fund reserves the right to (i) place limits on transactions in an investor’s account until the investor’s identity is verified; (ii) refuse an investment in the Fund; or (iii) involuntarily redeem an investor’s shares and close an account in the event that an investor’s identity is not verified.

15

CRA Qualified Investment Fund Prospectus

REDEEMING SHARES

You may redeem your Retail Shares in the Fund at any time and for any reason. Redemption requests received in good order by the Fund’s transfer agent on a Business Day by 4:00 p.m. Eastern time will be executed on the same day at that day’s closing NAV. Redemption requests received in good order by the Fund’s transfer agent on a non-Business Day or after 4:00 p.m. Eastern time on a Business Day will be executed the next Business Day, at that day’s closing NAV.

REDEMPTIONS BY MAIL

Send your written redemption request to The Community Reinvestment Act Qualified Investment Fund, P.O. Box 2175, Milwaukee, WI 53201-2175. To be in proper form, your redemption request must:

•	Specify your account number, Fund name and the number of shares or dollar amount to be redeemed, and where to send the proceeds;

•	Be signed by each registered owner of the account exactly as their names appear on the account; and

•	Include a medallion signature guarantee if necessary (see below).

REDEMPTIONS BY TELEPHONE

You can redeem your Retail Shares by calling the Fund’s transfer agent at 866-202-3573 unless you tell the Fund on the account application or in writing that you don’t want this privilege. If you have difficulty getting through to the Fund because of unusual market conditions, consider redeeming your shares by mail.

If you redeem your shares by telephone, you may be responsible for any fraudulent telephone orders as long as the Fund has taken reasonable precautions to verify your identity, such as requesting information about the way in which your account is registered or about recent transactions in your account.

REDEMPTIONS BY WIRE TRANSFER

Notify the Fund’s transfer agent by telephone at 866-202-3573 or by wire that you wish to sell shares and have the sales proceeds wired to your account at any financial institution in the U.S. To be eligible to use this privilege, you must complete the appropriate section on the account application or notify the Fund in writing (with a signature guarantee as described below). Your sale proceeds must be more than $1,000.

OTHER REDEMPTION INFORMATION

When redeeming your shares, you must have your signature medallion guaranteed if:

•	you are selling shares worth more than $50,000;

•	you want the Fund to send your money to an address or bank other than the address on your account;

•	you want the Fund to send your money to the address on your account that has changed within the last 30 days; or

•	you want the Fund to make the check payable to someone else.

16

Your signature must be medallion signature guaranteed by a bank that’s a member of the FDIC, a trust company, a member firm of a national securities exchange or any other eligible institution. A notarized signature is not sufficient.

The Fund will not process a redemption request unless it has received a completed new account application and other documentation described in “PURCHASING SHARES – Purchases by Mail” and “PURCHASING SHARES – Purchases by Wire Transfer” above. Further documentation may be requested to evidence the authority of the person or entity making the redemption request.

In order to change the account registration or transfer ownership of an account, additional documents will be required. In order to avoid delays in processing these requests, you should call the Fund's transfer agent at 866-202-3573 before making your request to determine what additional documents are required.

When you redeem your Retail Shares, they may be worth more or less than you paid for them, depending upon the value of the Fund’s portfolio securities at the time of redemption.

Payment for Retail Shares redeemed is made within seven days after receipt by the Fund of a request for redemption in proper form. The Fund will normally pay redemption proceeds in cash but reserves the right to deliver securities owned by the Fund instead of cash. The Fund reserves the right to suspend or postpone redemptions during any period when (a) trading on any of the major U.S. stock exchanges is restricted, as determined by the Securities and Exchange Commission (“SEC”), or when the major exchanges are closed for other than customary weekend and holiday closings, (b) the SEC has by order permitted such suspension, or (c) an emergency, as determined by the SEC, exists making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable. The Fund may redeem all Retail Shares held by a shareholder whose account value is less than the minimum initial investment as a result of redemptions.

POLICY TO DETER MARKET TIMING

In accordance with the policy adopted by the Board of Trustees, the Fund discourages mutual fund market timing and requires the Fund’s service providers to maintain adequate procedures designed to provide reasonable assurance that market timing activity will be identified and terminated. Mutual fund market timing involves the purchase and sale of shares of mutual funds within short periods of time with the intention of capturing short-term profits resulting from market volatility. Market timing may disrupt portfolio management strategies, harm the performance of the Fund, dilute the value of shares of the Fund and increase brokerage and administrative costs.

Pursuant to this policy, which applies to all accounts investing in the Fund, the Fund’s service providers are specifically prohibited from knowingly opening accounts for the purpose of market timing in the Fund, entering client trades for the purpose of market timing, processing exchanges or switches for the purpose of market timing and assisting a shareholder in commingling multiple clients’ funds in an omnibus account for the purpose of mutual fund market timing.

The Fund’s Chief Compliance Officer shall report any suspected market timing activity in the Trust promptly to the Board. There is no assurance that the Fund will be able to identify market timers, particularly if they are investing through

17

CRA Qualified Investment Fund Prospectus

intermediaries. The Fund reserves the right, in its sole discretion, to reject purchase orders when, in the judgment of management, such rejection is in the best interest of the Fund and its shareholders.

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to declare and pay dividends from net investment income monthly. The Fund intends to make distributions of capital gains, if any, at least annually, usually in December. Dividends and distributions are reinvested in additional Retail Shares unless you indicate in the account application or otherwise in writing that you want to have dividends and distributions paid in cash.

INVESTMENT ADVISOR

Community Capital Management, Inc. (the “Advisor”) is a registered investment adviser founded in November 1998, with headquarters at 2500 Weston Road, Suite 101, Weston, Florida 33331.

The Advisor was originally organized to provide investment advice to the Fund; at present it also provides advice to other clients including separate accounts and other registered investment companies.

Barbara VanScoy serves as Senior Portfolio Manager of the Fund. She has been a Principal of the Advisor and its Director of Research since the Fund commenced operations on August 30, 1999. As Senior Portfolio Manager, she is responsible for asset selection and compliance with portfolio objectives. Ms. VanScoy has 20 years of experience in fixed-income securities.

Michelle Rogers serves as Senior Portfolio Manager for the Fund. She is responsible for securities transactions and cash management. Ms. Rogers has been with the Advisor for over nine years.

Julie Egan serves as Portfolio Manager of the Fund. She is responsible for municipal credit research and analysis. Ms. Egan has been with the Advisor for over two years. Prior to joining the Advisor, Ms. Egan was a Senior Municipal Research Analyst and Director at Evergreen Asset Management Corporation.

Elliot Gilfarb, CFA, serves as Junior Portfolio Manager for the Fund. He is responsible for assisting the Senior Portfolio Managers with security selection and compliance with portfolio objectives. Mr. Gilfarb has been with the Advisor for more than six years.

For more information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership of securities in the Fund, see the Statement of Additional Information.

Under the terms of an investment advisory agreement, the Advisor, subject to the supervision of the Fund’s Board of Trustees, will manage the investment operations of the Fund in accordance with the Fund’s investment policies. For the fiscal year ended May 31, 2012, the Advisor received a fee of 0.30% of the Fund’s average daily net assets. For the same period, the Advisor did not waive advisory fees.

The Advisor has contractually agreed to waive fees and reimburse expenses until September 30, 2013 so that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses) will not exceed 0.90% of the Fund’s average

18

daily net assets attributable to Retail Shares. The Advisor may not recoup waived fees and reimbursed expenses.

The Advisor may pay compensation from time to time, out of its assets and not as an additional charge to the Fund, to certain institutions and other persons in connection with the sale, distribution and/or servicing of Retail Shares of the Fund. See the Statement of Additional Information for more details on these payments.

A discussion regarding the basis for the Board of Trustees’ most recent approval of the Fund’s investment advisory agreement with the Advisor is available in the Annual Report to Shareholders dated May 31, 2012.

DISTRIBUTION PLAN AND SERVICES PLAN

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, with respect to its Retail Shares. The Distribution Plan allows the Fund to pay fees for the sale and distribution of Retail Shares. Because distribution fees are paid from Fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Under the Distribution Plan, the Fund may pay its distributor, or any other person, up to 0.25% per year of the Fund’s average daily net assets attributable to its Retail Shares. If you hold your Retail Shares for a substantial period of time, distribution fees may total more than the economic equivalent of the maximum front-end sales charge currently allowed by the Conduct Rules of the Financial Industry Regulatory Authority, Inc.

The Fund also has adopted a Services Plan with respect to its Retail Shares. Pursuant to the Services Plan, the Fund intends to enter into servicing agreements with institutions. Pursuant to these servicing agreements, institutions render certain personal liaison and administrative support services to customers who are the beneficial owners of Retail Shares of the Fund in consideration for payment of up to a maximum of 0.50% (comprised of up to 0.25% for personal liaison services and up to 0.25% for administrative support services) per year of the average daily net asset value of the Retail Shares beneficially owned by such customers. The Fund will not pay more than 0.10% in the aggregate for personal liaison and administrative support services through May 31, 2012.

FINANCIAL HIGHLIGHTS

The financial highlights table presented below will help you understand the financial performance of Retail Shares of the Fund for the past five fiscal years. Certain information reflects the financial results for a single Retail Share in the Fund. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in Retail Shares of the Fund assuming reinvestment of all dividends and distributions. The information in the table has been audited by Grant Thornton LLP, the Fund’s independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report to Shareholders and is incorporated by reference into the Statement of Additional Information (the “SAI”). The Fund’s Annual Report and SAI are available free of charge upon request.

19

CRA Qualified Investment Fund Prospectus

THE COMMUNITY REINVESTMENT ACT
QUALIFIED INVESTMENT FUND
(For a share outstanding throughout each year)

Retail Shares	For the Fiscal Year Ended May 31, 2012	For the Fiscal Year Ended May 31, 2011	For the Fiscal Year Ended May 31, 2010	For the Fiscal Year Ended May 31, 2009	For the Fiscal Year Ended May 31, 2008
Net Asset Value, Beginning of Year	$10.89	$10.84	$10.62	$10.40	$10.33

Investment Operations:
Net investment income(a)	0.30	0.35	0.41	0.44	0.45
Net realized and unrealized gain on investments(a)	0.41	0.07	0.22	0.23	0.08
Total from investment operations	0.71	0.42	0.63	0.67	0.53

Distributions from:
Net investment income	(0.32)	(0.37)	(0.41)	(0.45)	(0.46)
Net capital gains	(0.07)	—	—	—	—
Total distributions	(0.39)	(0.37)	(0.41)	(0.45)	(0.46)

Net Asset Value, End of Year	$11.21	$10.89	$10.84	$10.62	$10.40

Total Return	6.62%	3.90%	6.04%	6.56%	5.16%

Ratios/Supplemental Data:
Net assets, end of year (in 000’s)	$34,128	$28,729	$21,376	$9,545	$1,088
Ratio of expenses to average net assets before fee waiver	0.84%	0.85%	0.85%	0.85%	0.97%
Ratio of expenses to average net assets after fee waiver	0.84%	0.85%	0.85%	0.84%	0.97%
Ratio of net investment income to average net assets	2.73%	3.26%	3.79%	4.20%	4.33%
Portfolio turnover rate	32%	40%	31%	26%	34%

(a)	Based on the average daily number of shares outstanding during the year.

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SERVICE PROVIDERS

INVESTMENT ADVISOR:
Community Capital Management, Inc.
2500 Weston Road, Suite 101
Weston, Florida 33331
www.ccmfixedincome.com

ADMINISTRATOR AND TRANSFER AGENT:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

DISTRIBUTOR:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL:
Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
Grant Thornton LLP
60 Broad Street
New York, NY 10004

CUSTODIAN:
U.S. Bank National Association
50 South 16th Street
Suite 2000
20th Floor
EX-PA-WBSP
Philadelphia, PA 19102

21

PRIVACY POLICY

FACTS	WHAT DOES THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND (“CRA FUND”) DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•   Social Security number
•   account balances
•   account transactions
•   transaction history
•   wire transfer instructions
•   checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the CRA Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the CRA Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 877-272-1977 or go to www.ccmfixedincome.com

Not part of prospectus

PRIVACY POLICY (continued)

What we do
How does the CRA Fund protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does the CRA Fund collect my personal information?
We collect your personal information, for example, when you

•  open an account
•  provide account information
•  give us your contact information
•  make a wire transfer
•  tell us where to send the money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only

•  sharing for affiliates’ everyday business purposes – information about your creditworthiness
•  affiliates from using your information to market to you
•  sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • The CRA Fund’s sole affiliate is its investment adviser, Community Capital Management, Inc.
Nonaffiliates
Companies not related by common ownership or control. They can be financial and nonfinancial companies.

•  The CRA Fund doesn’t share with nonaffiliates so they can market to you. The Fund may share information with nonaffiliates that perform marketing services on our behalf.

Joint marketing
A formal agreement between nonaffiliated financial companies that together market financial products or services to you.

•  The CRA Fund may share your information with other financial institutions with whom we have joint marketing arrangements who may suggest additional fund services or other investment products which may be of interest to you.

Not part of prospectus

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WHERE TO FIND MORE INFORMATION

ANNUAL/SEMI-ANNUAL REPORTS AND
STATEMENT OF ADDITIONAL INFORMATION (SAI)

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Additional information about the Fund and its policies also is available in the Fund’s SAI. The SAI is incorporated by reference into this Prospectus (and is legally considered part of this Prospectus).

You can get a free copy of these documents, request other information about the Fund and make shareholder inquiries by calling the Advisor toll-free at

1-877-272-1977 or writing to:

The Community Reinvestment Act
Qualified Investment Fund
c/o Community Capital Management, Inc.
2500 Weston Road, Suite 101
Weston, FL 33331

or on the Internet at www.crafund.com

You can write to the Securities and Exchange Commission (“SEC”) Public Reference Section and ask them to mail you information about the Fund, including the SAI. The SEC will charge you a duplicating fee for this service. You can also visit the Public Reference Room to review and copy the documents. For information about the operation of the Public Reference Room, call the SEC.

Public Reference Section of the SEC
Washington, DC 20549-0102
202-942-8090

Reports and other information about the Fund are also available on the SEC’s Edgar database at http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request to the SEC’s e-mail address at publicinfo@sec.gov.

The Fund’s Investment Company Act File No. is 811-09221.

2500 Weston Road ■ Suite 101 ■ Weston, FL 33331
954-217-7999 ■ Fax: 954-385-9299 ■ Toll Free: 877-272-1977 ■ www.ccmfixedincome.com

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND (THE “FUND”)
The Fund’s investment objective is to provide (1) a high level of current income consistent with the preservation of capital and (2) investments that will be deemed to be qualified under the Community Reinvestment Act of 1977.

INSTITUTIONAL SHARES (CRANX)

The Securities and Exchange Commission has not approved or disapproved the Fund’s securities or determined if this prospectus is accurate or complete. It is a criminal offense to state otherwise.

CRA Qualified Investment Fund Prospectus

FUND SUMMARY

INVESTMENT OBJECTIVE

The Fund’s investment objective is to provide (1) a high level of current income consistent with the preservation of capital and (2) investments that will be deemed to be qualified under the Community Reinvestment Act of 1977, as amended (the “CRA”).

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	NONE
Maximum Deferred Sales Charge (Load)	NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	NONE
Redemption Fee	NONE
Exchange Fee	NONE

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.30%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.49%

Example

This Example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all your Institutional Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$50	$157	$274	$616

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

1

CRA Qualified Investment Fund Prospectus

PRINCIPAL INVESTMENT STRATEGY

The Fund’s principal investment strategy is to invest in debt securities and other debt instruments that will cause shares of the Fund to be deemed to be qualified under the CRA, so that financial institutions that are subject to the CRA may receive investment test or similar credit under the CRA with respect to shares of the Fund held by them.

Under normal circumstances, the Fund will invest primarily in (1) securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”) and (2) other securities that have a rating in the highest category assigned by a nationally recognized statistical rating organization (“Rating Agency”), for example AAA by Standard & Poor’s Ratings Group and/or Aaa by Moody’s Investors Service, Inc., or which are deemed by the Fund’s investment adviser to be of comparable quality to securities so rated, or which are credit-enhanced by one or more entities with one of the above credit ratings.

Under normal circumstances, the Fund may also invest up to 25% of its net assets in investment grade securities that are rated in the second or third highest rating categories assigned by a Rating Agency, or which are deemed by the Fund’s investment adviser to be of comparable quality to securities so rated, or which are credit-enhanced by one or more entities with one of the above credit ratings. U.S. Government Securities are not subject to the foregoing 25% limitation.

Under normal circumstances, the Fund will invest at least 90% of its net assets in debt securities and other debt instruments that the Fund’s investment advisor believes will be CRA-qualifying. The Fund will provide shareholders at least 60 days’ notice prior to a change in this policy. Such securities would include single-family, multi-family and economic development loan-backed securities. As a result, the Fund will invest a significant amount of its assets in securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”), and Government National Mortgage Association (“Ginnie Mae”). The Fund may also invest in certain securities issued by the Small Business Administration and other U.S. Government agencies, authorities, instrumentalities and sponsored enterprises.

The Fund may invest a significant amount of its assets in taxable municipal bonds whose primary purpose is community development. The Fund may also invest in tax-exempt municipal securities.

The Fund may invest in certificates of deposit that are insured by the Federal Deposit Insurance Corporation (“FDIC”) and are issued by financial institutions that are (1) certified as Community Development Financial Institutions or (2) low-income credit unions or minority- or women-owned and primarily lend or facilitate lending in low- and moderate-income (“LMI”) areas or to LMI individuals to promote community development. Although as a general matter an institution’s CRA activities will be evaluated based on the extent to which they benefit the institution’s delineated assessment area(s) or a broader statewide or regional area that includes the institution’s assessment area(s), deposits with low-income credit unions or minority- or women-owned financial institutions need not also benefit a shareholder’s assessment area or the broader statewide or regional area to be CRA-qualified.

2

PRINCIPAL RISKS

The Fund’s investment adviser believes that shares of the Fund will be deemed qualified investments under the CRA and will cause financial institutions to receive CRA credit with respect to shares of the Fund owned by them. The Fund’s goal of holding debt securities and other debt instruments that will allow shares of the Fund to be deemed qualified under the CRA will cause the Fund’s investment adviser to take this factor into account in determining which debt securities or other debt instruments the Fund will purchase and sell. Accordingly, portfolio decisions will not be exclusively based on the investment characteristics of the securities or instruments, which may or may not have an adverse effect on the Fund’s investment performance. For example, the Fund may hold short-term investments that produce relatively low yields pending the selection of long-term investments believed to be CRA-qualified. In addition, the Fund may sell investments for CRA purposes at times when such sales may not be desirable for investment purposes. Such sales could occur, for example, if a financial institution redeems its shares of the Fund, or if investments that have been explicitly earmarked for CRA-qualifying purposes to specific financial institution shareholders are ultimately determined not to be, or to have ceased to be, CRA-qualifying.

Generally, the prices of fixed-income debt securities tend to move in the opposite direction of interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise.

The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an issuer cannot meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal obligations are payable only from limited revenue sources or private entities.

Prepayments of principal on mortgage-backed securities may tend to increase due to refinancing of mortgages as interest rates decline. When this occurs, the Fund may lose a portion of its principal investment to the extent the Fund paid any premium for a security. In addition, the Fund’s yield may be affected by reinvestment of prepayments at lower rates than the original investment.

The Fund is a non-diversified investment company. Compared to a diversified investment company, the Fund may invest a greater percentage of its assets in the securities of a particular issuer. A change in value of such securities will affect the value of the Fund’s portfolio more than it would affect a diversified investment company.

The Fund may sell securities that it has held for less than one year. When it does so, the Fund may realize short-term capital gains, which are taxed at higher rates than long-term capital gains.

All mutual funds are affected by changes in the economy and swings in investment markets. You could lose money if the Fund’s investments fall in value.

PERFORMANCE INFORMATION

The following bar chart and table provide an indication of the risks of investing in the Fund by showing: a) the performance of the Fund from year to year; and b) how the average annual returns for the Fund compare to those of a broad-based securities market index. The Institutional Shares inception date was March 2, 2007. Performance presented in the bar chart and table since March 2, 2007

3

CRA Qualified Investment Fund Prospectus

is based on the performance of Institutional Shares. Performance in the bar chart and table for periods prior to March 2, 2007 is based on the performance of CRA Shares. CRA Shares, which were first offered on August 30, 1999, are not offered in this Prospectus. Institutional Shares and CRA Shares will have similar performance results because each class of shares represents interests in the same portfolio of securities. Annual returns would differ only to the extent that Institutional Shares and CRA Shares have different expenses.

The bar chart and performance table assume reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Performance reflects fee waivers in effect. If these fee waivers were not in place, the Fund’s performance would be reduced.

The bar chart shows the performance of the Fund from year to year.

YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31, 2011

Best Quarter:	Q3	09/2002	5.81%
Worst Quarter:	Q2	06/2004	(2.00)%

Year to date total return for the six months ended June 30, 2012 was 2.63%.

The table shows the Fund’s average annual total returns for the periods ended December 31, 2011 as compared to a broad-based securities market index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/11

Institutional Shares	One Year	Five Years	Ten Years	Since Inception*
Returns Before Taxes	7.38%	5.68%	5.10%	5.47%
Returns After Taxes on Distributions	5.98%	4.11%	3.54%	3.77%
Returns After Taxes on Distributions and Sale of Fund Shares	4.89%	3.94%	3.44%	3.67%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.84%	6.50%	5.78%	6.38%

*	August 30, 1999 (inception date for CRA Shares). Index comparisons began on August 31, 1999.

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INVESTMENT ADVISER AND PORTFOLIO MANAGERS

Community Capital Management, Inc. (the “Advisor”), serves as the investment adviser to the Fund. Barbara VanScoy, a Founder and Chair of the Board of the Advisor, and Michelle Rogers, Executive Vice President of the Advisor, each serves as Senior Portfolio Manager of the Fund. Julie Egan serves as Portfolio Manager of the Fund and Elliot Gilfarb, CFA, serves as Junior Portfolio Manager of the Fund. Ms. VanScoy has been a Portfolio Manager for the Fund since 1999, Ms. Rogers and Ms. Egan have been Portfolio Managers of the Fund since 2003 and 2009, respectively, and Mr. Gilfarb has been a Junior Portfolio Manager of the Fund since 2011.

PURCHASE AND SALE OF FUND SHARES

Institutional Shares of the Fund are available for purchase by (1) corporations, partnerships, business trusts, pension and retirement plans, and other institutions and organizations acting on their own behalf or on behalf of customers or other beneficial owners, (2) the Trustees and officers of the Trust, and (3) directors, officers and employees of the Advisor. Institutional Shares of the Fund are not an appropriate investment for financial institutions seeking positive CRA consideration with respect to shares of the Fund owned by them.

If you are considering investing in Institutional Shares of the Fund, contact the Fund’s transfer agent toll-free at 866-202-3573. The transfer agent will provide information concerning your investment options and can provide all materials and procedures required to open an account. New accounts can be opened directly with the Fund by wire transfer, by check purchase or through an exchange of securities. These options are also available to existing shareholders.

The minimum initial investment for Institutional Shares is $500,000. The Fund reserves the right to waive this minimum initial investment for any purchase. There is no minimum requirement for subsequent purchases.

You may sell (redeem) your Institutional Shares on any day (when both the New York Stock Exchange and the Fund’s custodian are open for business (“Business Day”). Redemption requests must be in writing and sent to: The Community Reinvestment Act Qualified Investment Fund, P.O. Box 2175, Milwaukee, WI 53201-2175.

TAX INFORMATION

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKERS-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

5

CRA Qualified Investment Fund Prospectus

INVESTMENT OBJECTIVE AND FUND INVESTMENTS

INVESTMENT OBJECTIVE

The Fund’s investment objective is to provide (1) a high level of current income consistent with the preservation of capital and (2) investments that will be deemed to be qualified under the CRA. The Fund’s Board of Trustees may change the investment objective without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Fund’s principal investment strategy is to invest in debt securities and other debt instruments that will cause shares of the Fund to be qualified under the CRA, so that financial institutions that are subject to the CRA may receive investment test or similar credit under the CRA with respect to shares of the Fund held by them. The Advisor believes that the debt securities and other debt instruments held by the Fund will provide returns that are competitive with those of similar securities and instruments that are not CRA-qualified.

COMMUNITY REINVESTMENT ACT OF 1977

The CRA requires the three federal bank supervisory agencies, the Federal Reserve Board (“FRB”), the Office of the Comptroller of the Currency (“OCC”), and the FDIC, to encourage most FDIC-insured financial institutions to help meet the credit needs of their local communities, including LMI neighborhoods consistent with the safe and sound operation of such institutions. Each agency has promulgated substantially similar rules and regulatory guidance for evaluating and rating an institution’s CRA performance which, as the following summary indicates, vary according to an institution’s asset size and business strategy.1

Retail Institutions

•
Large Banks and Large Savings Associations — Institutions with assets of $1.160 billion or more as of December 31 for both of the prior two calendar years receive an overall CRA rating based on their performance on three tests: lending, investment, and service. The investment and service tests each comprise 25 percent of a Large Bank’s or Large Savings Association’s overall CRA rating.

•
Intermediate Small Banks and Intermediate Small Savings Associations — Institutions with assets of at least $290 million as of December 31 for both of the prior two calendar years and less than $1.160 billion as of December 31 for either of the prior two calendar years receive an overall CRA grade based on their performance on two tests: lending and community development. The community development test considers an Intermediate Small Bank’s or Intermediate Small Savings Association’s qualified investment, community development loan, and community development service activities.

1	An institution’s CRA performance can also be adversely affected by evidence of discriminatory or other illegal credit practices regardless of its asset size or business strategy.

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•
Small Banks and Small Savings Associations — Institutions with assets of less than $1.160 billion as of December 31 for either of the prior two calendar years are subject only to a lending test but can use qualified investments to enhance their overall rating.

The above dollar figures, effective January 1, 2012, are annually adjusted based on the Consumer Price Index for Urban Wage Earners and Clerical Workers.

Wholesale or Limited Purpose Institutions

Institutions that are designated by their primary regulator as “wholesale” or “limited purpose” for CRA purposes can elect to be evaluated partially or totally on their qualified investment performance.

CRA Qualified Investments

In the Interagency Questions and Answers Regarding Community Reinvestment effective March 11, 2010, the federal bank supervisory agencies state that nationwide funds are important sources of investments for LMI and underserved communities throughout the country and can be an efficient vehicle for institutions in making qualified investments that help meet community development needs. The supervisory agencies indicate that in most cases, qualified investments are required to be responsive to the community development needs of a financial institution’s delineated CRA assessment area or a broader statewide or regional area that includes the institution’s assessment area. However, institutions that have been designated by their regulators as “wholesale” or “limited purpose” under the CRA may receive credit for qualified investments wholly outside of their assessment area, provided they have otherwise adequately addressed their assessment area needs. In addition, as indicated above, all CRA-subject institutions may receive CRA credit for deposits with low-income credit unions and minority- or women-owned financial institutions that primarily lend or facilitate lending in LMI areas or to LMI individuals to promote community development. These deposits need not also benefit an institution’s assessment area or the broader statewide or regional area to be CRA-qualified.

Accordingly, the Fund generally holds CRA-qualifying investments that relate to the institution’s assessment area. Although each shareholder of the Fund (including the holders of CRA Shares and Retail Shares of the Fund, which are offered in separate prospectuses) will indirectly own an undivided interest in all the Fund’s investments, the Fund will explicitly earmark for CRA-qualifying purposes specific securities to specific financial institution holders of CRA Shares of the Fund. CRA Shares of the Fund are the only shares of the Fund for which the Fund will explicitly earmark specific securities to specific financial institutions for CRA-qualifying purposes.

Investments are not typically designated as CRA-qualifying at the time of issuance by any governmental agency. Accordingly, the Advisor must evaluate whether each potential investment may be CRA-qualifying with respect to a specific financial institution shareholder. The final determinations that securities are CRA-qualifying are made by the federal and, where applicable, state bank supervisory agencies during their periodic examinations of financial institutions. There is no assurance that the agencies will concur with the Advisor’s evaluation of securities as CRA-qualifying. If the Advisor learns that a security acquired for CRA purposes is not likely to be deemed CRA-qualifying, for example due to a change in circumstances

7

CRA Qualified Investment Fund Prospectus

pertaining to the security, ordinarily the Fund would sell that security and attempt to acquire a replacement security that the Advisor deems CRA-qualifying.

In determining whether a particular investment is qualified, the Advisor will assess whether the investment has as its primary purpose community development. The Advisor will consider whether the investment: (1) provides affordable housing for LMI individuals; (2) provides community services targeted to LMI individuals; (3) funds activities that (a) finance businesses or farms that meet the size eligibility standards of the Small Business Administration’s Development Company or Small Business Investment Company programs or have annual revenues of $1 million or less and (b) promote economic development; (4) funds activities that revitalize or stabilize LMI areas, designated disaster areas, or nonmetropolitan middle-income areas that have been designated as distressed or underserved by the institution’s primary regulator; or (5) supports, enables, or facilitates certain projects or activities that meet the “eligible uses” criteria described in the Housing and Economic Recovery Act of 2008.

An activity may be deemed to promote economic development if it supports permanent job creation, retention, and/or improvement for persons who are currently LMI, or supports permanent job creation, retention, and/or improvement in LMI areas targeted for redevelopment by federal, state, local, or tribal governments. Activities that revitalize or stabilize an LMI geography are activities that help attract and retain businesses and residents. The Advisor maintains documentation, readily available to a financial institution or an examiner, supporting its determination that a security is a qualifying investment for CRA purposes.

There may be a time lag between sale of the Fund’s shares and the Fund’s acquisition of a significant volume of investments in a particular geographic area. The length of time will depend upon the depth of the market for CRA-qualified investments in the relevant area. In some cases, the Advisor expects that CRA-qualified investments will be immediately available. In others, it may take weeks or months to acquire a significant volume of CRA-qualified investments in a particular area. The Advisor believes that investments in the Fund during these time periods will be considered CRA-qualified, provided the purpose of the Fund includes serving the investing institution’s assessment area(s) and the Fund is likely to achieve a significant volume of investments in the region after a reasonable period of time. As the Fund continues to operate, it may dispose of securities that were acquired for CRA-qualifying purposes, in which case the Advisor will normally attempt to acquire a replacement security that would be CRA-qualifying.

FUND INVESTMENTS

Ginnie Mae securities and U.S. Treasury bills, notes and bonds are direct obligations of the U.S. Government and are backed by the full faith and credit of the U.S. Government.

Fannie Mae and Freddie Mac securities are issued by U.S. Government-sponsored enterprises. These securities are neither issued nor guaranteed by the United States Treasury and therefore, are not backed by the full faith and credit of the U.S. Government.

Taxable municipal bonds are rated as to their creditworthiness by various Rating Agencies. The Fund will invest in these securities only if they conform to the credit qualifications described above under “FUND SUMMARY—Principal Investment Strategy.”

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The Fund may invest in mortgage-backed securities (“MBSs”), such as those issued by Ginnie Mae, Freddie Mac and Fannie Mae, which generally pay monthly payments consisting of both interest and principal. The value of MBSs are based on the underlying pools of mortgages that serve as the asset base for the securities. The value of MBSs will be significantly influenced by changes in interest rates because mortgage-backed pool valuations fluctuate with interest rate changes. Specifically, when interest rates decline, many borrowers refinance existing loans, resulting in principal prepayments which leads to early payment of the securities. Prepayment of an investment in MBSs can result in a loss to the Fund to the extent of any premium paid for MBSs. In addition, a decline in interest rates that leads to prepayment of MBSs may result in a reinvestment requirement at a time when the interest rate environment presents less attractive investment alternatives.

The Fund may also invest in Federal Housing Administration (“FHA”) project loans which are mortgage loans insured by the FHA.

Certificates of deposit (“CDs”) are promissory notes issued by banks and other financial institutions for fixed periods of time at fixed rates of interest. The Fund may invest in CDs issued by Community Development Financial Institutions or other eligible depositories. Early withdrawal of CDs may result in penalties being assessed against the holder of the CD.

The Fund may invest in repurchase agreements with broker-dealers, banks and other financial institutions, provided that the Fund’s custodian always has possession of the securities serving as collateral for the repurchase agreements or has proper evidence of book entry receipt of said securities. In a repurchase agreement, the Fund purchases securities subject to the seller’s simultaneous agreement to repurchase those securities from the Fund at a specified time (usually one day) and price. The repurchase price reflects an agreed-upon interest rate during the time of investment. All repurchase agreements entered into by the Fund must be collateralized by U.S. Government securities, the market values of which equal or exceed 102% of the principal amount of the Fund’s investment. If an institution with whom the Fund has entered into a repurchase agreement enters insolvency proceedings, the resulting delay, if any, in the Fund’s ability to liquidate the securities serving as collateral could cause the Fund some loss if the securities declined in value prior to liquidation. To minimize the risk of such loss, the Fund will enter into repurchase agreements only with institutions and dealers the Advisor considers creditworthy under guidelines approved by the Fund’s Board of Trustees.

The Fund may also engage in reverse repurchase transactions in which the Fund sells its securities and simultaneously agrees to repurchase the securities at a specified time and price. Reverse repurchase transactions are considered to be borrowings by the Fund.

The Fund may purchase securities on a when-issued basis, and it may purchase or sell securities for delayed-delivery. These transactions occur when securities are purchased or sold by the Fund with payment and delivery taking place at some future date. The Fund may enter into such transactions when, in the Advisor’s opinion, doing so may secure an advantageous yield and/or price to the Fund that might otherwise be unavailable. The Fund has not established any limit on the percentage of assets it may commit to such transactions, but the Fund will maintain a segregated account with its custodian consisting of cash, cash equivalents, U.S. Government securities or other high-grade liquid debt securities

9

CRA Qualified Investment Fund Prospectus

in an amount equal to the aggregate fair market value of its commitments to such transactions. A risk of investing in this manner is that the yield or price obtained in a transaction may be less favorable than the yield or price available in the market when the security delivery takes place.

Securities purchased by the Fund may include variable rate instruments. Variable rate instruments provide for periodic adjustments in the interest rate. In the case of variable rate obligations with a demand feature, the Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event an issuer and the liquidity agent of a variable rate obligation default on the payment obligation, the Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

The Fund also may invest in securities issued by other investment companies.

The Fund may temporarily hold investments that are not part of its principal investment strategy to try to avoid losses during unfavorable market conditions or pending the acquisition of investments believed to be CRA-qualified. These investments may include cash (which will not earn any income), money market instruments, debt securities issued or guaranteed by the U.S. Government or its agencies and repurchase agreements. This strategy could prevent the Fund from achieving its investment objective and could reduce the Fund’s return and affect its performance during a market upswing.

For further information concerning the Fund’s investment policies and restrictions, see “Investment Policies and Restrictions” in the Fund’s Statement of Additional Information.

DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Statement of Additional Information.

RISK FACTORS

The following information supplements the information set forth in “FUND SUMMARY — Principal Risks” and “INVESTMENT OBJECTIVE AND FUND INVESTMENTS — Fund Investments” above.

Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises (such as Fannie Mae and Freddie Mac) have historically involved little risk of loss of principal if held to maturity. However, the maximum potential liability of the issuers of some of these securities may greatly exceed their current resources and no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

In September 2008, the U.S. Treasury and the Federal Housing Finance Agency (“FHFA”) announced that Fannie Mae and Freddie Mac would be placed into a conservatorship under FHFA. The effect that this conservatorship will have on the entities’ debt and securities guaranteed by the entities is unclear.

An investment in the Fund is not a deposit or obligation of, or insured or guaranteed by, any entity or person, including the U.S. Government and the FDIC. The Fund may be particularly appropriate for banks and other financial

10

institutions that are subject to the CRA. The value of the Fund’s investments will vary from day-to-day, reflecting changes in market conditions, interest rates and other political and economic factors. There is no assurance that the Fund can achieve its investment objective, since all investments are inherently subject to market risk. There also can be no assurance that either the Fund’s investments or shares of the Fund will receive investment test credit under the CRA.

Changes in laws, regulations or the interpretation of laws and regulations could pose risks to the successful realization of the Fund’s investment objective. It is not known what changes, if any, will be made to the CRA over the life of the Fund. CRA regulations play an important part in influencing the readiness and capacities of financial institutions to originate CRA-qualifying securities. Changes in the CRA might impact upon Fund operations and might pose a risk to the successful realization of the Fund’s investment objective. In addition, any premiums paid for securities that comply with the CRA may result in reduced yields or returns to the Fund.

Many investments purchased by the Fund will have one or more forms of credit enhancement. An investor in a credit enhanced debt instrument typically relies upon the credit rating of the credit enhancer to evaluate an issue’s credit quality and appropriate pricing level. There can be no assurance that the credit rating of a public or private entity used as a credit enhancer on a Fund investment will remain unchanged over the period of the Fund’s ownership of that investment.

FEDERAL TAXES

The following is a summary of certain United States tax considerations relevant under current law, which may be subject to change in the future. The discussion relates solely to investors who are individual United States citizens or residents and domestic corporations and trusts. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

The Fund contemplates distributing as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any. You will be subject to federal income tax on Fund distributions regardless of whether they are paid in cash or reinvested in additional shares. Fund distributions attributable to short-term capital gains and net investment income are taxable to you as ordinary income. Distributions attributable to any excess of net long-term capital gain over short-term capital loss are generally taxable to you as long-term capital gains, regardless of how long you have held your shares.

Because the Fund will invest in debt securities and not in equity securities of corporations, Fund distributions will generally be taxable as ordinary income and will not be eligible for the favorable rates currently applicable to individuals for qualified dividends (which are currently scheduled to sunset after 2012) or for the corporate dividends-received deduction for corporate shareholders.

Distributions from the Fund will generally be taxable to you in the taxable year in which they are paid, with one exception. Distributions declared by the Fund in October, November or December and paid in January of the following year are taxed as though they were paid on December 31.

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CRA Qualified Investment Fund Prospectus

You should note that if you purchase Fund shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as “buying into a dividend.”

You will generally recognize gain or loss on redemptions of Fund shares based on the difference between your redemption proceeds and your basis in the shares. Generally, you will recognize long-term capital gain or loss if you have held your Fund shares for over twelve months at the time you sell or exchange them. (To aid in computing your tax basis, you should retain your account statements for the periods during which you held shares.) Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a sale or redemption of shares of the Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.

The Fund will be required in certain cases to withhold and remit to the Internal Revenue Service (“IRS”) a percentage of taxable dividends or gross sale proceeds paid to any shareholder who (i) has failed to provide a correct tax identification number, (ii) is subject to back-up withholding by the IRS for failure to properly include on its return payments of taxable interest or dividends, or (iii) has failed to certify to the Fund that he, she or it is not subject to back-up withholding when required to do so or is an “exempt recipient.” The current withholding rate is 28%, but the rate is scheduled to change after 2012.

Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes do not generally apply, however, to the portions of the Fund’s distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state.

The one major exception to the principles described above is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

The Fund (or its administrative agent) must report to the IRS and furnish to Fund shareholders cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or after that date. In addition to reporting the gross proceeds from the sale of Fund shares, the Fund will also be required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. For each sale of Fund shares, the Fund will permit shareholders to elect from among several IRS-accepted cost basis methods. In the absence of an election, the Fund will use the FIFO (first-in, first-out) method as the default cost basis method. The cost basis method elected by the Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting law applies to them.

More information about taxes is contained in the Statement of Additional Information.

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PRICING OF FUND SHARES

The price of the Fund’s Institutional Shares is based on the net asset value (NAV) per share. The NAV per share is determined as of the close of regular trading (normally 4:00 p.m. Eastern time) every Business Day. You can buy and sell Institutional Shares of the Fund on any Business Day. The Fund will not price its Institutional Shares on national holidays or other days when either the New York Stock Exchange or the Fund’s custodian is closed for trading. NAV per share for Institutional Shares is calculated by dividing the total value of the Fund’s assets attributable to Institutional Shares after subtracting liabilities attributable to Institutional Shares by the number of outstanding Institutional Shares. The Fund’s portfolio securities are valued at market value based on independent third party pricing. Securities for which quotations are not available and any other assets are valued at fair value as determined in good faith by the Advisor, subject to the review and supervision of the Fund’s Board of Trustees.

PURCHASING SHARES

This Prospectus describes the Institutional Shares of the Fund. The Fund also offers CRA Shares and Retail Shares, which are described in separate prospectuses.

If your order to buy Institutional Shares of the Fund is received and accepted by the Fund’s transfer agent by 4:00 p.m. (Eastern time) on a Business Day, the price you pay will be the NAV per share next determined. If your order to buy Institutional Shares of the Fund is received and accepted by the Fund’s transfer agent after 4:00 p.m. (Eastern time) on a Business Day or on a non-Business Day, the price you pay will be the NAV per share determined on the next Business Day. See “Purchases by Mail” and “Purchases by Wire Transfer” below.

PURCHASES BY MAIL

To purchase Institutional Shares by mail, complete an account application, including the name in which the account is registered and the account number. Mail the completed application and a check payable to The Community Reinvestment Act Qualified Investment Fund (CRA) to:

Regular Mail:	Overnight Mail:

The CRA Qualified Investment Fund P.O. Box 2175 Milwaukee, WI 53201-2175	The CRA Qualified Investment Fund 803 West Michigan Street, Suite A Milwaukee, WI 53233-2301

Initial share purchases must be accompanied by a completed new account application with signature(s) of authorized officer(s) and appropriate corporate resolutions or other evidence of authority dated within 60 days. See “Purchase Inquiries” above. Checks are accepted subject to collection. If shares are purchased by check and redeemed within seven business days of purchase, the Fund may hold redemption proceeds until the purchase check has cleared, a period of up to fifteen days. Please specify that you want to invest in Institutional Shares of the Fund.

All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. No cash, money orders, travelers checks, credit cards, credit card checks, third party checks or other checks deemed to be high-risk checks will be accepted.

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CRA Qualified Investment Fund Prospectus

PURCHASES BY WIRE TRANSFER

You may purchase Institutional Shares by making a wire transfer of federal funds to the Fund’s distributor. You must include the full name in which your account is registered and the Fund account number, and should address the wire transfer as follows:

UMB Bank, N.A.
ABA # 101000695
For Credit to: The CRA Qualified Investment Fund
Acct. # 9871418510
For further credit (Your Name)
Acct. # (Your Acct. No.)
SSN or TIN

Before making an initial investment by wire transfer, you must forward a completed new account application with your taxpayer identification number and signature(s) of authorized officer(s) to the Fund (1) by fax to the Fund’s transfer agent at 414-299-2178 or (2) by mail to The CRA Qualified Investment Fund, P.O. Box 2175, Milwaukee, WI 53201-2175.

Your financial institution may charge you a fee for sending funds by wire.

You will receive a statement showing the number of Institutional Shares purchased, the NAV at which your shares were purchased, and the new balance of Institutional Shares owned each time you purchase Institutional Shares of the Fund. The Fund does not issue share certificates. All full and fractional shares will be carried on the books of the Fund.

All applications to purchase Institutional Shares of the Fund are subject to acceptance by authorized officers of the Fund and are not binding until accepted. The Fund reserves the right to reject purchase orders.

If the Fund’s transfer agent cannot locate an investor for a period of time specified by appropriate state law, the investor’s account may be deemed legally abandoned and then escheated (transferred) to the state’s unclaimed property administrator in accordance with statutory requirements.

EXCHANGE OF SECURITIES

The Fund may issue Institutional Shares in exchange for securities owned by an investor. The Fund will issue its Institutional Shares only in exchange for securities that are determined by the Advisor to be appropriate in type and amount, for investment by the Fund in light of the Fund’s investment objective and policies and current holdings. To determine the number of Institutional Shares of the Fund that will be issued in the exchange, the investor’s securities will be valued at the mean between their bid and asked quotations, which differs from the method used for valuing the Fund’s portfolio securities. See “PRICING OF FUND SHARES” above. This method of valuing exchanged securities benefits both existing shareholders and the investor exchanging the securities (“Purchaser”). The Purchaser will receive a greater number of Institutional Shares by exchanging securities at the mean between the bid price and asked price than it would if it liquidated the securities at the lower bid price and then purchased Institutional Shares with the cash proceeds. This benefit may provide the Purchaser with an incentive to go through the additional procedures associated with an exchange.

14

On the other hand, if the Fund purchased the same type of securities with cash, it would pay the higher asked price. In either case, the Fund must value the securities for purposes of determining the NAV per share in accordance with its valuation policies. See “PRICING OF FUND SHARES” above. Thus, the Purchaser benefits by receiving a greater number of Institutional Shares of the Fund while the existing shareholders benefit from the Fund’s acquisition of securities at a lower price than it would otherwise pay. In addition, both the Purchaser and the Fund avoid incurring any brokerage transaction costs.

To discuss arrangements for purchasing Institutional Shares of the Fund in exchange for your securities, contact the Advisor toll-free at 1-877-272-1977.

CUSTOMER IDENTIFICATION PROGRAM

Federal regulations may require the Fund to obtain your name, principal place of business, employer identification number (EIN) or other government-issued identification when you open an account. Additional information may be required in certain circumstances. Applications without such information may not be accepted. To the extent permitted by applicable law, the Fund reserves the right to (i) place limits on transactions in an investor’s account until the investor’s identity is verified; (ii) refuse an investment in the Fund; or (iii) involuntarily redeem an investor’s shares and close an account in the event that an investor’s identity is not verified.

REDEEMING SHARES

You may redeem your Institutional Shares in the Fund at any time and for any reason. Redemption requests received in good order by the Fund’s transfer agent on a Business Day by 4:00 p.m. Eastern time will be executed on the same day at that day’s closing NAV. Redemption requests received in good order by the Fund’s transfer agent on a non-Business Day or after 4:00 p.m. Eastern time on a Business Day will be executed the next Business Day, at that day’s closing NAV.

REDEMPTIONS

Send your written redemption request to The Community Reinvestment Act Qualified Investment Fund, P.O. Box 2175, Milwaukee, WI 53201-2175. To be in proper form, your redemption request must:

•	Specify your account number, Fund name and the number of shares or dollar amount to be redeemed, and where to send the proceeds; and

•	Be signed by an authorized representative(s);

•	Include a copy of your firm’s corporate resolution dated within 60 days verifying the authorized signer; and

•	Include a Medallion Signature Guarantee if necessary (see below).

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CRA Qualified Investment Fund Prospectus

OTHER REDEMPTION INFORMATION

When redeeming your shares, you must have your signature medallion guaranteed if:

•	you want the Fund to send your money to an address or bank other than the address on your account;

•	you want the Fund to send your money to the address on your account that has changed within the last 30 days; or

•	you want the Fund to make the check payable to someone else.

The Fund will not process a redemption request unless it has received a completed new account application and other documentation described in “PURCHASING SHARES — Purchases by Mail” and “PURCHASING SHARES — Purchases by Wire Transfer” above. Further documentation may be requested to evidence the authority of the person or entity making the redemption request.

In order to change the account registration or transfer ownership of an account, additional documents will be required. In order to avoid delays in processing these requests, you should call the Fund's transfer agent at 866-202-3573 before making your request to determine what additional documents are required.

When you redeem your Institutional Shares, they may be worth more or less than you paid for them, depending upon the value of the Fund’s portfolio securities at the time of redemption.

Payment for Institutional Shares redeemed is made within seven days after receipt by the Fund of a request for redemption in proper form. The Fund will normally pay redemption proceeds in cash but reserves the right to deliver securities owned by the Fund instead of cash. The Fund reserves the right to suspend or postpone redemptions during any period when (a) trading on any of the major U.S. stock exchanges is restricted, as determined by the Securities and Exchange Commission (“SEC”), or when the major exchanges are closed for other than customary weekend and holiday closings, (b) the SEC has by order permitted such suspension, or (c) an emergency, as determined by the SEC, exists making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable. The Fund may redeem all Institutional Shares held by a shareholder whose account value is less than the minimum initial investment as a result of redemptions.

POLICY TO DETER MARKET TIMING

In accordance with the policy adopted by the Board of Trustees, the Fund discourages mutual fund market timing and requires the Fund’s service providers to maintain adequate procedures designed to provide reasonable assurance that market timing activity will be identified and terminated. Mutual fund market timing involves the purchase and sale of shares of mutual funds within short periods of time with the intention of capturing short-term profits resulting from market volatility. Market timing may disrupt portfolio management strategies, harm the performance of the Fund, dilute the value of shares of the Fund and increase brokerage and administrative costs.

Pursuant to this policy, which applies to all accounts investing in the Fund, the Fund’s service providers are specifically prohibited from knowingly opening accounts for the purpose of market timing in the Fund, entering client trades for

16

the purpose of market timing, processing exchanges or switches for the purpose of market timing and assisting a shareholder in commingling multiple clients’ funds in an omnibus account for the purpose of mutual fund market timing.

The Fund’s Chief Compliance Officer shall report any suspected market timing activity in the Trust promptly to the Board. There is no assurance that the Fund will be able to identify market timers, particularly if they are investing through intermediaries. The Fund reserves the right, in its sole discretion, to reject purchase orders when, in the judgment of management, such rejection is in the best interest of the Fund and its shareholders.

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to declare and pay dividends from net investment income monthly. The Fund intends to make distributions of capital gains, if any, at least annually, usually in December. Dividends and distributions are reinvested in additional Institutional Shares unless you indicate in the account application or otherwise in writing that you want to have dividends and distributions paid in cash.

INVESTMENT ADVISOR

Community Capital Management, Inc. (the “Advisor”) is a registered investment adviser founded in November 1998, with headquarters at 2500 Weston Road, Suite 101, Weston, Florida 33331.

The Advisor was originally organized to provide investment advice to the Fund; at present it also provides advice to other clients including separate accounts and other registered investment companies.

Barbara VanScoy serves as Senior Portfolio Manager of the Fund. She has been a Principal of the Advisor and its Director of Research since the Fund commenced operations on August 30, 1999. As Senior Portfolio Manager, she is responsible for asset selection and compliance with portfolio objectives. Ms. VanScoy has 20 years of experience in fixed-income securities.

Michelle Rogers serves as Senior Portfolio Manager for the Fund. She is responsible for securities transactions and cash management. Ms. Rogers has been with the Advisor for over nine years.

Julie Egan serves as Portfolio Manager of the Fund. She is responsible for municipal credit research and analysis. Ms. Egan has been with the Advisor for over two years. Prior to joining the Advisor, Ms. Egan was a Senior Municipal Research Analyst and Director at Evergreen Asset Management Corporation.

Elliot Gilfarb, CFA, serves as Junior Portfolio Manager for the Fund. He is responsible for assisting the Senior Portfolio Managers with security selection and compliance with portfolio objectives. Mr. Gilfarb has been with the Advisor for more than six years.

For more information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership of securities in the Fund, see the Statement of Additional Information.

Under the terms of an investment advisory agreement, the Advisor, subject to the supervision of the Fund’s Board of Trustees, will manage the investment

17

CRA Qualified Investment Fund Prospectus

operations of the Fund in accordance with the Fund’s investment policies. For the fiscal year ended May 31, 2012, the Advisor received a fee of 0.30% of the Fund’s average daily net assets. For the same period, the Advisor did not waive advisory fees.

The Advisor has contractually agreed to waive fees and reimburse expenses until September 30, 2013 so that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses) will not exceed 0.55% of the Fund’s average daily net assets attributable to Institutional Shares. The Advisor may not recoup waived fees and reimbursed expenses.

The Advisor may pay compensation from time to time, out of its assets and not as an additional charge to the Fund, to certain institutions and other persons in connection with the sale, distribution and/or servicing of Institutional Shares of the Fund. See the Statement of Additional Information for more details on these payments.

A discussion regarding the basis for the Board of Trustees’ most recent approval of the Fund’s investment advisory agreement with the Advisor is available in the Annual Report to Shareholders dated May 31, 2012.

FINANCIAL HIGHLIGHTS

The financial highlights table presented below will help you understand the financial performance of Institutional Shares of the Fund for the past five years. Certain information reflects the financial results for a single Institutional Share in the Fund. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in Institutional Shares of the Fund assuming reinvestment of all dividends and distributions. The information in the table has been audited by Grant Thornton LLP, the Fund’s independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report to Shareholders and is incorporated by reference into the Statement of Additional Information (the “SAI”). The Fund’s Annual Report and SAI are available free of charge upon request.

18

THE COMMUNITY REINVESTMENT ACT
QUALIFIED INVESTMENT FUND
(For a share outstanding throughout each year)

Institutional Shares	For the Fiscal Year Ended May 31, 2012	For the Fiscal Year Ended May 31, 2011	For the Fiscal Year Ended May 31, 2010	For the Fiscal Year Ended May 31, 2009	For the Fiscal Year Ended May 31, 2008
Net Asset Value, Beginning of Year	$10.90	$10.85	$10.62	$10.40	$10.33

Investment Operations:
Net investment income(a)	0.34	0.39	0.45	0.48	0.49
Net realized and unrealized gain on investments(a)	0.41	0.06	0.23	0.22	0.07
Total from investment operations	0.75	0.45	0.68	0.70	0.56

Distributions from:
Net investment income	(0.36)	(0.40)	(0.45)	(0.48)	(0.49)
Net capital gains	(0.07)	—	—	—	—
Total distributions	(0.43)	(0.40)	(0.45)	(0.48)	(0.49)

Net Asset Value, End of Year	$11.22	$10.90	$10.85	$10.62	$10.40

Total Return	6.99%	4.25%	6.49%	6.92%	5.52%

Ratios/Supplemental Data:
Net assets, end of year (in 000’s)	$159,159	$97,757	$49,854	$31,266	$11,888
Ratio of expenses to average net assets before fee waiver	0.49%	0.51%	0.50%	0.50%	0.62%
Ratio of expenses to average net assets after fee waiver	0.49%	0.51%	0.50%	0.49%	0.62%
Ratio of net investment income to average net assets	3.07%	3.60%	4.14%	4.56%	4.68%
Portfolio turnover rate	32%	40%	31%	26%	34%

(a)	Based on the average daily number of shares outstanding during the year.

19

CRA Qualified Investment Fund Prospectus

SERVICE PROVIDERS

INVESTMENT ADVISOR:
Community Capital Management, Inc.
2500 Weston Road, Suite 101
Weston, Florida 33331
www.ccmfixedincome.com

ADMINISTRATOR AND TRANSFER AGENT:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

DISTRIBUTOR:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL:
Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
Grant Thornton LLP
60 Broad Street
New York, NY 10004

CUSTODIAN:
U.S. Bank National Association
50 South 16th Street
Suite 2000
20th Floor
EX-PA-WBSP
Philadelphia, PA 19102

20

PRIVACY POLICY

FACTS	WHAT DOES THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND (“CRA FUND”) DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•   Social Security number
•   account balances
•   account transactions
•   transaction history
•   wire transfer instructions
•   checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the CRA Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the CRA Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 877-272-1977 or go to www.ccmfixedincome.com

Not part of prospectus

PRIVACY POLICY (continued)

What we do
How does the CRA Fund protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does the CRA Fund collect my personal information?
We collect your personal information, for example, when you

•  open an account
•  provide account information
•  give us your contact information
•  make a wire transfer
•  tell us where to send the money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only

•  sharing for affiliates’ everyday business purposes – information about your creditworthiness
•  affiliates from using your information to market to you
•  sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • The CRA Fund’s sole affiliate is its investment adviser, Community Capital Management, Inc.
Nonaffiliates
Companies not related by common ownership or control. They can be financial and nonfinancial companies.

•  The CRA Fund doesn’t share with nonaffiliates so they can market to you. The Fund may share information with nonaffiliates that perform marketing services on our behalf.

Joint marketing
A formal agreement between nonaffiliated financial companies that together market financial products or services to you.

•  The CRA Fund may share your information with other financial institutions with whom we have joint marketing arrangements who may suggest additional fund services or other investment products which may be of interest to you.

Not part of prospectus

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WHERE TO FIND MORE INFORMATION

ANNUAL/SEMI-ANNUAL REPORTS AND
STATEMENT OF ADDITIONAL INFORMATION (SAI)

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Additional information about the Fund and its policies also is available in the Fund’s SAI. The SAI is incorporated by reference into this Prospectus (and is legally considered part of this Prospectus).

You can get a free copy of these documents, request other information about the Fund and make shareholder inquiries by calling the Advisor toll-free at

1-877-272-1977 or writing to:

The Community Reinvestment Act
Qualified Investment Fund
c/o Community Capital Management, Inc.
2500 Weston Road, Suite 101
Weston, FL 33331

or on the Internet at www.crafund.com

You can write to the Securities and Exchange Commission (“SEC”) Public Reference Section and ask them to mail you information about the Fund, including the SAI. The SEC will charge you a duplicating fee for this service. You can also visit the Public Reference Room to review and copy the documents. For information about the operation of the Public Reference Room, call the SEC.

Public Reference Section of the SEC
Washington, DC 20549-0102
202-942-8090

Reports and other information about the Fund are also available on the SEC’s Edgar database at http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request to the SEC’s e-mail address at publicinfo@sec.gov.

The Fund’s Investment Company Act File No. is 811-09221.

2500 Weston Road ■ Suite 101 ■ Weston, FL 33331
954-217-7999 ■ Fax: 954-385-9299 ■ Toll Free: 877-272-1977 ■ www.ccmfixedincome.com

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

CRA Shares (CRAIX)
Institutional Shares (CRANX)
Retail Shares (CRATX)

STATEMENT OF ADDITIONAL INFORMATION

October 1, 2012

This Statement of Additional Information is not a prospectus.  It relates to and should be read in conjunction with the Prospectuses for CRA Shares, Institutional Shares and Retail Shares of The Community Reinvestment Act Qualified Investment Fund dated October 1, 2012.  You may obtain a copy of the Prospectuses and the Annual Report to Shareholders dated May 31, 2012 (the “Annual Report”), free of charge, by writing to The Community Reinvestment Act Qualified Investment Fund, P.O. Box 2175, Milwaukee, WI 53201-2175, by toll-free telephone request at 1-866-202-3573, or on the Internet at www.crafund.com.

The audited financial statements and related report of Grant Thornton LLP contained in the Annual Report are incorporated by reference in the Section “Financial Statements.”  No other portion of the Annual Report is incorporated herein by reference.

TABLE OF CONTENTS
Page
DEFINED TERMS	1
THE FUND AND ITS SHARES	1
INVESTMENT POLICIES AND RESTRICTIONS	3
Investment Quality	4
U.S. Government Securities	4
Zero Coupon Bonds	6
Repurchase Agreements and Reverse Repurchase Agreements	6
Taxable Municipal Bonds	6
Investment Company Securities	7
Other Securities	7
Securities Lending	7
Liquidity	8
Illiquid Securities	8
Investment Restrictions	8
Policies and Procedures Relating to Selective Disclosure of Portfolio Holdings	10
INVESTMENT ADVISOR	11
PROXY VOTING POLICIES	16
Trustees and Officers	16
PERFORMANCE INFORMATION	23
NET ASSET VALUE	25
TAX INFORMATION	25
PORTFOLIO TRANSACTIONS	27
DISTRIBUTOR	27
DISTRIBUTION PLANS AND SERVICES PLAN	28
CUSTODIAN	30
ADMINISTRATOR AND TRANSFER AGENT	30
COMPLIANCE SERVICES	31
OTHER INFORMATION	31
CODE OF ETHICS	32
COUNSEL	32
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	32
FINANCIAL STATEMENTS	32

-i-

TABLE OF CONTENTS
(continued)
Page
MISCELLANEOUS	32
CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS	33
APPENDIX A	A-1

-ii-

DEFINED TERMS

In this Statement of Additional Information, the terms listed below have the following meanings:

Advisor – Community Capital Management, Inc., investment adviser to the Fund.

CRA – The Community Reinvestment Act of 1977, as amended.

Fund or Trust – The Community Reinvestment Act Qualified Investment Fund.

1940 Act – The Investment Company Act of 1940, as amended.

Prospectuses – The prospectuses for CRA Shares, Institutional Shares and Retail Shares of the Fund as described on the front cover page of this Statement of Additional Information.

THE FUND AND ITS SHARES

The Fund was organized on January 15, 1999, as a business trust under the laws of the State of Delaware.  The Fund is registered as an open-end, management investment company under the 1940 Act.

Under the Fund’s Agreement and Declaration of Trust, the shares of beneficial interest in the Fund shall be divided into such transferable shares of one or more separate and distinct series or classes of a series as the Trustees shall from time to time create and establish.  The Trustees may, from time to time and without vote of the shareholders, issue shares of each series and class to a party or parties and for such amount and type of consideration and on such terms, subject to applicable law, as the Trustees may deem appropriate.  The Trustees may issue fractional shares and shares held in treasury.

Prior to March 1, 2007, the Fund offered a single class of shares of beneficial interest, which have been redesignated CRA Shares.  Effective March 1, 2007, the Fund began offering two additional classes of shares of beneficial interest, i.e. Institutional Shares and Retail Shares.

Shares of the Fund when issued will be fully paid and nonassessable.  Shareholders have no preemptive or other similar rights to subscribe to any additional shares of the Fund or other securities issued by the Fund or the Fund’s Trustees.

The Trustees shall have full power and authority, in their sole discretion, and without obtaining any prior authorization or vote of the shareholders of the Fund or any class of shares, to establish and designate and to change in any manner any initial or additional series or classes and to fix such preferences, voting powers, rights and privileges of such series or classes as the Trustees may from time to time determine, to divide or combine the shares of any series or classes into a greater or lesser number, to classify or reclassify any issued shares or any series or classes into one or more series or classes of shares, and to take such other action with respect to the shares as the Trustees may deem desirable.

All shares of each class of the Fund shall represent an equal proportionate interest in the assets belonging to the Fund (subject to the liabilities belonging to the Fund, and, in the case of each class, to the liabilities belonging to that class), and each share of any class of the Fund shall be equal to each other share of that class.

The liabilities, expenses, costs, charges and reserves charged to the Fund as a whole shall be allocated to each class of the Fund in the proportion that the assets belonging to such class bear to the assets belonging to all classes in the Fund.  To the extent permitted by rule or order of the Securities and Exchange Commission (“SEC”), the Trustees may allocate all or a portion of any liabilities belonging to the Fund to a particular class or classes as the Trustees may from time to time determine is appropriate.  In addition, all liabilities, expenses, costs, charges and reserves belonging to a class shall be allocated to such class.

Shareholders have the power to vote only: (a) for the election of one or more Trustees in order to comply with the provisions of the 1940 Act; (b) with respect to any contract required by the 1940 Act to be approved by shareholders; (c) with respect to termination of the Fund or any series or class to the extent required by applicable law; (d) with respect to any plan adopted pursuant to Rule 12b-1 under the 1940 Act, and related matters, to the extent required by the 1940 Act; and (e) with respect to such additional matters relating to the Fund as may be required by the 1940 Act, the Fund’s Agreement and Declaration of Trust, the Fund’s By-Laws or as the Trustees may consider necessary or desirable.  Each whole share is entitled to one vote and each fractional share is entitled to a proportionate fractional vote.  There is no cumulative voting in the election of Trustees.  Shares may be voted in person or by proxy.  The Agreement and Declaration of Trust permits the termination of the Trust or any series or class of the Trust by the Trustees without shareholder approval.  The shareholders’ right to vote may be modified only by a majority vote of the shareholders.

The Agreement and Declaration of Trust provides that the Trustees and officers, when acting in their capacity as such, will not be personally liable to any person other than the Fund or a beneficial owner for any act, omission or obligation of the Fund, or any Trustee or any officer of the Fund.  Neither a Trustee nor an officer of the Fund shall be liable for any act or omission in his capacity as Trustee or as an officer of the Fund, or for any act or omission of any other officer or employee of the Fund or of any other person or party, provided that the Agreement and Declaration of Trust does not protect any Trustee or officer against any liability to the Fund or to shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee or the duties of such officer.

Each class of shares in the Fund is entitled equally to the Fund’s dividends and distributions except as follows: (1) each class will bear the expenses of any distribution plan, services plan and/or special administrative services fees applicable to such class; and (2) each class may incur differing transfer agency fees.  Standardized yield and total return quotations are computed separately for each class of shares.  The differences in expenses paid by the respective classes will affect their performance.  In the event of a liquidation of the Fund, shareholders of each class will be entitled to distribution of Fund assets that are allocated to such class and that are remaining after the payment of all Fund liabilities that are allocated to such class.  Such assets will be distributed to shareholders of each class in proportion to the number of shares of the class held by them.

The Fund may postpone the payment of redemption proceeds and may suspend the right of redemption during any period or at any time when and to the extent permissible under the 1940 Act.  The Fund may redeem shares involuntarily if the Trustees determine that failure to do so may have materially adverse consequences to shareholders.  In the event of an involuntary redemption, shareholders would have no further rights other than to receive the redemption price.  In addition, the Fund may redeem some or all shares held by:

(1)        a shareholder whose account value is less than the minimum required investment amount as a result of redemptions;

(2)        all shareholders of the Fund if the value of all shares is less than the minimum amount established by the Board of Trustees; or

(3)        any shareholder to reimburse the Fund for any loss or expense it has sustained or incurred resulting from:

(a) the shareholder’s failure to make full payment for share purchases;

(b) any defective redemption request;

(c) indebtedness incurred in connection with facilitating (i) requests pending receipt of collected funds from investments sold on the date of the shareholder’s redemption request, (ii) redemption requests when the shareholder has also notified the Fund of his, her or its intention to deposit funds in his, her or its account on the date of the redemption request, or (iii) the purchase of investments pending receipt of collected funds when the shareholder has notified the Fund of his, her or its intention to deposit funds in his, her or its accounts on the date of the purchase of the investments; or

(d) a transaction effected for the benefit of the shareholder.

The Fund may make payment wholly or partly in securities or other property.  In such an event, a shareholder would incur transaction costs in selling the securities or other property.  However, the Fund has filed an election with the SEC to pay in cash all redemptions requested by a shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of such period.  Such commitment cannot be revoked without the prior approval of the SEC.

INVESTMENT POLICIES AND RESTRICTIONS

The following investment information supplements that set forth in the Prospectuses, which describe the Fund’s principal investment strategies and the types of debt securities and other debt instruments in which the Fund primarily invests.

As described in the Prospectuses, the Fund may temporarily hold investments that are not part of its principal investment strategy to try to avoid loses during unfavorable market conditions or pending the acquisition of investments believed to be CRA-qualified.  These investments may include cash, money market instruments, debt securities issued or guaranteed by the U.S. Government or its agencies and repurchase agreements.

Investment Quality.  Under normal circumstances, the Fund will invest primarily in (1) securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”) and (2) other securities that have a rating in the highest category assigned by a nationally recognized statistical rating organization (“Rating Agency”), for example AAA by Standard & Poor’s Ratings Group and/or Aaa by Moody’s Investors Service, Inc., or which are deemed by the Fund’s investment adviser to be of comparable quality to securities so rated, or which are credit-enhanced by one or more entities with one of the above credit ratings.  Under normal circumstances, the Fund may also invest up to 25% of its net assets in investment grade securities that are rated in the second or third highest rating categories assigned by a Rating Agency, or which are deemed by the Fund’s investment adviser to be of comparable quality to securities so rated, or which are credit-enhanced by one or more entities with one of the above credit ratings.  U.S. Government Securities are not subject to the foregoing 25% limitation.  See Appendix A for more information on the ratings of Rating Agencies.

U.S. Government Securities.  U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government.  Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Treasury (such as obligations of the Government National Mortgage Association (“GNMA”)), (ii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer (such as obligations of the Federal National Mortgage Association (“FNMA”)), or (iii) only the credit of the issuer (such as the Federal Home Loan Mortgage Corporation (“FHLMC”)).  Other U.S. Government securities in which the Fund may purchase include, but are not limited to, Federal Housing Administration (“FHA”) project loans.  FHA project loans are mortgage loans insured by the FHA.  The Fund also may invest in certain securities issued by the Small Business Administration and other U.S. Government agencies, authorities, instrumentalities and sponsored enterprises  Although many U.S. Government securities purchased by the Fund, such as those issued by the FNMA, FHLMC and the Federal Home Loan Banks, may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States.  The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury.  It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Additional Information Concerning FNMA and FHLMC. The volatility and disruption that impacted the capital and credit markets during late 2008 and into 2009 have led to increased market concerns about FNMA’s and FHLMC’s ability to withstand future credit losses associated with securities held in their investment portfolios, and on which they provide guarantees, without the direct support of the federal government.  On September 7, 2008, both FNMA and FHLMC were placed under the conservatorship of the Federal Housing Finance Agency (“FHFA”).  Under the plan of conservatorship, the FHFA has assumed control of, and generally has the power to direct, the operations of FNMA and FHLMC, and is empowered to exercise all powers collectively held by their respective shareholders, directors and officers, including the power to (1) take over the assets of and operate FNMA and FHLMC with all the powers of the shareholders, the directors, and the officers of FNMA and FHLMC and conduct all business of FNMA and FHLMC; (2) collect all obligations and money due to FNMA and FHLMC; (3) perform all functions of FNMA and FHLMC which are consistent with the conservator’s appointment; (4) preserve and conserve the assets and property of FNMA and FHLMC; and (5) contract for assistance in fulfilling any function, activity, action or duty of the conservator.  In addition, in connection with the actions taken by the FHFA, the U.S. Treasury Department (the “Treasury”) has entered into certain preferred stock purchase agreements with each of FNMA and FHLMC which establish the Treasury as the holder of a new class of senior preferred stock in each of FNMA and FHLMC, which stock was issued in connection with financial contributions from the Treasury to FNMA and FHLMC.  The conditions attached to the financial contribution made by the Treasury to FNMA and FHLMC and the issuance of this senior preferred stock place significant restrictions on the activities of FNMA and FHLMC.  FNMA and FHLMC must obtain the consent of the Treasury to (i) make any payment to purchase or redeem its capital stock or pay any dividend other than in respect of the senior preferred stock issued to the Treasury, (ii) issue capital stock of any kind, (iii) terminate the conservatorship of the FHFA except in connection with a receivership, or (iv) increase its debt beyond certain specified levels.  In addition, significant restrictions are placed on the maximum size of each of FNMA’s and FHLMC’s respective portfolios of mortgages and mortgage-backed securities, and the purchase agreements entered into by FNMA and FHLMC provide that the maximum size of their portfolios of these assets must decrease by a specified percentage each year.  On June 16, 2010, FHFA ordered FNMA and FHLMC’s stock de-listed from the New York Stock Exchange (“NYSE”) after the price of common stock in FNMA fell below the NYSE minimum average closing price of $1 for more than 30 days.

In a February 2011 report to Congress from the Treasury and the Department of Housing and Urban Development, the Obama administration provided a plan to reform the U.S. housing finance market.  The plan, if enacted, would reduce the role of FNMA and FHLMC. Notably, the plan does not propose similar significant changes to GNMA, which guarantees payments on mortgage-related securities backed by federally insured or guaranteed loans such as those issued by FHA or guaranteed by the Department of Veterans Affairs.  The report also identified three proposals for Congress and the administration to consider for the long-term structure of the housing finance markets after the elimination of FNMA and FHLMC, including implementing: (i) a privatized system of housing finance that limits government insurance to very limited groups of creditworthy low- and moderate-income borrowers; (ii) a privatized system with a government backstop mechanism that would allow the government to insure a larger share of the housing finance market during a future housing crisis; and (iii) a privatized system where the government would offer reinsurance to holders of certain highly-rated mortgage-related securities insured by private insurers and would pay out under the reinsurance arrangements only if the private mortgage insurers were insolvent.

In addition, in August 2012, the Treasury announced that it had altered the terms of its bailout agreement with FNMA and FHLMC in order to decrease the holdings of each firm more quickly.  Under the change, both FNMA and FHLMC will have to turn over all profits they earn every quarter. They will also have to accelerate the reduction of their mortgage holdings to hit a cap of $250 million by 2018, four years earlier than planned.  Under the new arrangement, the portfolios of FNMA and FHLMC can be no larger than $650 billion each at the end of 2012.

The future status and role of FNMA and FHLMC could be impacted by (among other things) the actions taken and restrictions placed on FNMA and FHLMC by the FHFA in its role as conservator, the restrictions placed on FNMA’s and FHLMC’s operations and activities as a result of the senior preferred stock investment made by the Treasury, market responses to developments at FNMA and FHLMC, and future legislative and regulatory action that alters the operations, ownership, structure and/or mission of these institutions (such as the actions announced by the Treasury in August 2012), each of which may, in turn, impact the value of, and cash flows on, any mortgage-backed securities guaranteed by FNMA and FHLMC, including any such mortgage-backed securities held by the Fund.

Zero Coupon Bonds.  The Fund may invest in zero coupon bonds.  Zero coupon bonds do not make interest payments; instead, they are sold at a discount from their face value and are redeemed at face value when they mature.  Because zero coupon bonds do not pay current income, their prices can be very volatile when interest rates change.  In calculating its dividend, the Fund takes into account as income a portion of the difference between a zero coupon bond’s purchase price and its face value.

Repurchase Agreements and Reverse Repurchase Agreements.  Unless a repurchase agreement has a remaining maturity of seven days or less or may be terminated on demand upon notice of seven days or less, the repurchase agreement will be considered illiquid and will be subject to the Fund’s 15% limit on investments in illiquid securities as stated below.  Repurchase agreements are considered to be loans under the 1940 Act.

Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price.  The Fund would pay interest on amounts obtained pursuant to a reverse repurchase agreement.  Whenever the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account liquid assets such as cash or liquid portfolio securities until the repurchase date that are equal in value to the repurchase price (including accrued interest).  The Fund will monitor the account to ensure such equivalent value is maintained.  Reverse repurchase agreements are considered to be borrowings by the Fund under the 1940 Act.

Taxable Municipal Bonds.  The Fund may invest a significant amount in taxable municipal bonds that are designed primarily to finance community development.  The two principal classifications of taxable municipal bonds which may be held by the Fund are “general obligation” bonds and “revenue” bonds.  General obligation bonds are generally secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest.  Revenue bonds are generally payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed.

The Fund may also invest in “moral obligation” bonds, which are normally issued by special purpose public authorities.  If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

There are, of course, variations in the quality of taxable municipal bonds, both within a particular category and between categories, and the yields on taxable municipal bonds depend upon a variety of factors, including general market conditions, the financial condition of the issuer, general conditions of the taxable municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue.  The ratings of a Rating Agency represent its opinion as to the quality of taxable municipal bonds.  It should be emphasized that these ratings are general and are not absolute standards of quality.  Taxable municipal bonds with the same maturity, interest rate and rating may have different yields.  Taxable municipal bonds of the same maturity and interest rate with different ratings may have the same yield.  Subsequent to its purchase by the Fund, an issue of taxable municipal bonds may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund.

The payment of principal and interest on most taxable municipal bonds purchased by the Fund will depend upon the ability of the issuers to meet their obligations.  Each state, the District of Columbia, each of their political subdivisions, agencies, instrumentalities and authorities and each multistate agency of which a state is a member is a separate “issuer” as that term is used in this Statement of Additional Information.  An issuer’s obligations under its taxable municipal bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes.  The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its taxable municipal securities may be materially adversely affected by litigation or other conditions.

Investment Company Securities.  The Fund may invest in securities issued by other investment companies.  Investments in other investment companies will cause the Fund (and, indirectly, the Fund’s shareholders) to bear proportionately the costs incurred in connection with the investment companies’ operations.  Securities of other investment companies will be acquired by the Fund within the limits prescribed by the 1940 Act and regulations under the 1940 Act.  The Fund generally limits its investments so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of other investment companies as a group; and (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund.

Other Securities.  As the universe of CRA-qualified securities expands, the Fund may purchase qualified securities that the Advisor believes are consistent with the achievement of the Fund’s investment objective.  The Fund and its shareholders will bear the risks associated with investments in any such securities.  The Advisor will invest only in securities that meet the credit standards set forth in the Prospectuses and this Statement of Additional Information and that the Advisor believes will not be inconsistent with the Fund’s objective of providing financial institutions with investment test credit under the CRA.

Securities Lending.  The Fund may lend its portfolio securities to financial institutions such as banks and broker/dealers in accordance with the investment limitations described below.  Such loans involve risks of delay in receiving additional collateral or in recovering the securities loaned or even loss of rights in the collateral, should the borrower of the securities fail financially.  Any portfolio securities purchased with cash collateral will be subject to possible depreciation in value.  The Fund will continue to accrue interest on the securities loaned and will also earn income on the loans.  Any cash collateral received by the Fund will be invested in high quality, short-term money market instruments.  Loans will generally be short term, will be made only to borrowers that the Advisor deems to be of good standing and only when, in the Advisor’s judgment, the income to be earned from the loan justifies the attendant risk.

Liquidity. To maintain liquidity, the Fund may hold a portion of its net assets in repurchase agreements or other short-term instruments and/or cash.  Under normal conditions, the Fund will hold no more than 10% of its net assets in such instruments.

Illiquid Securities.  The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days, time deposits with maturities in excess of seven days, restricted securities, non-negotiable time deposits and other securities which are not readily marketable.

Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”), allows for a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public.  Rule 144A establishes a “safe harbor” from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers.  The Fund’s investment in Rule 144A securities could have the effect of increasing the level of illiquidity of the Fund during any period that qualified institutional buyers were no longer interested in purchasing these securities.  For purposes of the 15% limitation on purchases of illiquid securities described above, Rule 144A securities will not be considered to be illiquid if the Advisor has determined, in accordance with guidelines established by the Fund’s Board of Trustees, that an adequate trading market exists for such securities.

Investment Restrictions.  The following investment restrictions are fundamental policies of the Fund and may be changed only with the approval of a “majority of the outstanding voting securities” of the Fund as defined in the 1940 Act (see “Miscellaneous” below):

The Fund will not:

1.
Make loans, except that the Fund (i) may purchase or hold debt instruments in accordance with its investment objective and policies, and may enter into repurchase agreements with respect to portfolio securities, and (ii) may lend portfolio securities against collateral consisting of cash or securities which are consistent with the Fund’s permitted investments, where the value of the collateral is equal at all times to at least 100% of the value of the securities loaned.

2.
Borrow money or issue senior securities, except that the Fund may borrow from domestic banks for temporary purposes and may engage in reverse repurchase transactions to the extent permitted by the 1940 Act; or mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the dollar amounts borrowed, subject to any limitations imposed by the 1940 Act. The Fund will not purchase securities while borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding.

3.
Act as an underwriter within the meaning of the Securities Act of 1933; except insofar as the Fund might be deemed to be an underwriter upon disposition of restricted portfolio securities; and except to the extent that the purchase of securities directly from the issuer thereof in accordance with the Fund’s investment objective, policies and limitations may be deemed to be underwriting.

4.
Purchase or sell real estate; except that the Fund may purchase securities that are secured by real estate and may purchase securities of issuers which deal in real estate or interests therein; however, the Fund will not purchase or sell interests in real estate limited partnerships.

5.
Purchase any securities which would cause 25% or more of the value of the Fund’s total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, although this limitation does not apply to mortgage-backed securities; provided, however, that there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state, territory or possession of the U.S. Government, the District of Columbia or any of their authorities, agencies, or instrumentalities (including U.S. Government-sponsored enterprises) or political subdivisions, including municipal bonds.

6.	Purchase or sell commodities or commodity contracts, or invest in futures contracts or options related thereto.

The Fund has also adopted the following restrictions which may be changed by the Board of Trustees without shareholder approval:

The Fund may not:

1.	Invest in companies for the purpose of exercising management or control.

2.	Purchase foreign securities.

3.	Invest in or sell put options, call options, straddles, spreads, or any combination thereof.

4.	Purchase securities on margin (except such short-term credits as may be necessary for the clearance of purchases), make short sales of securities, or maintain a short position.

5.	Purchase securities of other investment companies except in connection with a merger, consolidation, reorganization, or acquisition of assets, or as is permitted by the 1940 Act.

If a percentage limitation is satisfied at the time of investment, a later increase in such percentage resulting from a change in the value of the Fund’s portfolio securities generally will not constitute a violation of the limitation.  With respect to borrowings, if the Fund’s asset coverage at any time falls below that required by the 1940 Act, the Fund will reduce its borrowings in the manner required by the 1940 Act to the extent necessary to satisfy the asset coverage requirement.

Policies and Procedures Relating to Selective Disclosure of Portfolio Holdings

The Fund has adopted policies and procedures describing the circumstances under which the Fund, the Advisor, SEI Investments Global Funds Services, the Fund’s administrator and fund accounting agent, SEI Investment Management Company, the Fund’s transfer agent and UMB Fund Services, Inc., the Fund’s sub-transfer agent (collectively, the “Service Providers”) may disclose information about the Fund’s portfolio holdings.  Notwithstanding such policies and procedures, any disclosures of the Fund’s portfolio holdings must be consistent with the antifraud provisions of the federal securities laws and the fiduciary obligations of the Fund and the Service Providers.

Neither the Fund nor any Service Provider will disclose the Fund’s portfolio holdings information to any person other than in accordance with these policies and procedures.  The principal Service Provider responsible for dissemination of information about the Fund’s portfolio holdings is the Advisor.

Generally, the Fund and its Service Providers may disclose portfolio holdings information to any entity or party after the information has become public. A Service Provider may provide portfolio holdings information to third parties if such information has been included in the Fund’s public filings with the SEC, such as Form N-CSR or Form N-Q.

Service Providers may also disclose portfolio holdings prior to the portfolio holdings information being filed with the SEC or posted on the Fund’s webpage under certain limited circumstances.  Portfolio holdings information may be provided to third party service providers of auditing, legal, custody, proxy voting and other services for the Fund, including rating and ranking organizations and executing broker/dealers.  These third party service providers include (i) U.S. Bank National Association, the Fund’s custodian, (ii) Grant Thornton LLP, the Fund’s independent registered public accounting firm, (iii) Drinker Biddle & Reath LLP, counsel to the Fund, (iv) Smith-Edwards-Dunlap Company, the Fund’s printer, and (v) The Thomson Corporation, Morningstar Inc., Lipper and Standard & Poor’s, the Fund’s rating agencies.  These third party recipients are required to keep all portfolio holdings information confidential and are prohibited from trading on the information they receive.  Such third parties will receive portfolio holdings information only if the third party has executed a confidentiality agreement with the Fund or otherwise owes a duty of trust or confidence to the Fund or the Advisor, such as the Fund’s legal counsel.  In addition, portfolio holdings information may be provided to shareholders in connection with consideration relating to the CRA.  Other than disclosure that is required under federal or state laws and regulations, shareholders are required to keep all portfolio holdings information confidential and are prohibited from trading on the information they receive. In the event that the Fund or a Service Provider discloses the Fund’s portfolio holdings to a selected third party for a legitimate business purpose that does not meet the foregoing criteria, such third party shall be required to execute a confidentiality agreement and shall not trade on such information.  Neither the Fund, a Service Provider nor any of its affiliated persons (as that term is defined in the 1940 Act) shall receive compensation in any form, whether in cash or otherwise, in connection with the disclosure of information about the Fund’s portfolio holdings.

With respect to the disclosure of portfolio holdings information, the Advisor is authorized to prepare and post to the Fund’s website its portfolio holdings.  SEI Investments Global Funds Services, the Fund’s administrator, is responsible for portfolio holdings disclosure to third party service providers of auditing, custody, proxy voting and other services to the Fund, or disclosure to a rating or ranking organization.  With respect to any other disclosure of the Fund’s portfolio holdings not referenced in the foregoing paragraphs, no disclosure may be made prior to such information becoming publicly disclosed unless: (i) the Fund has legitimate business purposes for doing so; (ii) the recipient has entered into a confidentiality agreement, which includes a duty not to trade on the nonpublic information; and (iii) the Fund’s President authorizes such disclosure after consultation with Fund counsel.  The Fund’s President will then notify the Board of the disclosure at the next regularly scheduled meeting of the Board.

In determining the existence of a legitimate business purpose, the following factors, and any additional relevant factors, shall be considered:  (i) that any prior disclosure is consistent with the anti-fraud provisions of the federal securities laws; and (ii) avoidance of any conflicts of interest between the interests of the Fund’s shareholders and the Service Providers, the Fund’s principal underwriter or any affiliated person (as that term is defined in the 1940 Act) of such entities.

The Advisor will notify the Board if disclosures are made concerning the Fund’s portfolio holdings in contravention of these policies and procedures.

INVESTMENT ADVISOR

The Advisor, located at 2500 Weston Road, Suite 101, Weston, FL 33331, was organized under the laws of the State of Delaware as an investment advisory corporation in 1998.  The Advisor is also registered with the Securities and Exchange Commission as an investment adviser under the Investment Advisers Act of 1940, as amended.

David K. Downes, President of the Fund and Chief Executive Officer of the Advisor, Barbara R. VanScoy, Executive Vice President of the Fund and Senior Portfolio Manager of the Advisor, Alyssa D. Greenspan, Vice President of the Fund and Chief Operating Officer of the Advisor, Michelle V. Rogers, Vice President of the Fund and Executive Vice President and Senior Portfolio Manager of the Advisor, Joseph H. Hastings, Treasurer of the Fund and Chief Financial Officer of the Advisor, and Stefanie J. Little, Chief Compliance Officer of the Fund and of the Advisor, are affiliated persons of both the Fund and the Advisor.

The following individuals or entities own 5% or more of the Advisor’s outstanding voting securities:  Todd J. Cohen, 32.53%; Trust for the benefit of Peter M. Cooper, Todd J. Cohen trustee, 26.48%; Patricia R. Cohen Irrevocable Trust, Audrey J. Cohen trustee, 13.85%; David K. Downes, 9.62%; and Barbara R. VanScoy, 9.40%.

The Advisor provides investment advisory services to the Fund pursuant to an investment advisory agreement with the Fund (the “Advisory Agreement”).  Under the terms of the Advisory Agreement, the Advisor provides a continuous investment program for the Fund, including investment research and management with respect to all securities and investments and cash equivalents in the Fund.  The

Advisor determines what securities and other investments will be purchased, retained or sold by the Fund and implements such determinations through the placement of orders for the execution of portfolio transactions with or through such brokers or dealers as the Advisor may select.

For the services provided and expenses assumed under the Advisory Agreement, the Advisor is entitled to receive advisory fees, computed daily and paid monthly, at the annual rate of 0.30% of the Fund’s average daily net assets.  For the fiscal year ended May 31, 2010, the Advisor was paid $2,584,480 in advisory fees.  For the same period, the Advisor waived $0 in advisory fees.  For the fiscal year ended May 31, 2011, the Advisor was paid $3,017,903 in advisory fees.  For the same period, the Advisor waived $0 in advisory fees. For the fiscal year ended May 31, 2012, the Advisor was paid $3,513,002 in advisory fees.  For the same period, the Advisor waived $0 in advisory fees.

The Advisor has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for the CRA Shares, Institutional Shares and Retail Shares from exceeding 1.00%, 0.55% and 0.90%, respectively, until September 30, 2013.  The Advisor has contractually agreed not to recoup amounts previously waived or reimbursed to the extent that actual fees and expenses are less than the annual rate of 1.00%, 0.55% and 0.90% of the average daily net assets attributable to CRA Shares, Institutional Shares or Retail Shares, respectively, of the Fund.

The Advisory Agreement provides that the Advisor shall not be liable for any loss suffered by the Fund or its shareholders as a consequence of any act or omission in connection with services under the Advisory Agreement, except by reason of the Advisor’s willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties under the Advisory Agreement.

The Advisory Agreement will continue in effect from year to year as long as such continuance is approved at least annually (i) by the vote of a majority of Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval; and (ii) by the Board of Trustees, or by a vote of a “majority of the outstanding voting securities” of the Fund (as defined in the 1940 Act).  The Advisory Agreement will terminate automatically in the event of its “assignment” (as defined in the 1940 Act).

The Advisor also provides certain CRA-related administrative services to bank/thrift holders of CRA Shares of the Fund pursuant to a Special Administrative Services Agreement with the Fund. These services include (i) providing supporting documentation of investments earmarked for CRA consideration on behalf of bank/thrift shareholders; (ii) monitoring the CRA examination schedules of bank/thrift shareholders; (iii) on-going analysis of CRA guidelines and any amendments thereto; and (iv) providing CRA examination support as needed. In consideration for the services provided and expenses assumed pursuant to the Special Administrative Services Agreement, the Adviser is entitled to receive a fee, computed daily and paid monthly, at the annual rate of 0.20% of the average net asset value of the CRA Shares attributable to financial institution holders of CRA Shares. The Special Administrative Services Agreement will continue in effect from year to year so long as such continuance is approved at least annually (i) by vote of a majority of Trustees who are not “interested persons” (as defined in the 1940 Act) of the Fund and who have no direct or indirect financial interest in the operation of the Agreement and (ii) by the Board of Trustees.  For the fiscal year ended May 31, 2010, the Advisor was paid $1,614,381 in fees pursuant to the Special Administrative Services

Agreement.  During the same period, the Advisor waived $0 in fees pursuant to the Special Administrative Services Agreement. For the fiscal year ended May 31, 2011, the Advisor was paid $1,809,617 in fees pursuant to the Special Administrative Services Agreement.  During the same period, the Advisor waived $0 in fees pursuant to the Special Administrative Services Agreement. For the fiscal year ended May 31, 2012, the Advisor was paid $2,031,024 in fees pursuant to the Special Administrative Services Agreement.  During the same period, the Advisor waived $0 in fees pursuant to the Special Administrative Services Agreement.

Portfolio Managers – Other Accounts Managed by the Portfolio Managers

	Number of Other Accounts Managed and Total Assets by Account Type*						Number of Accounts and Total Assets for Which Advisory Fee is Performance Based*
Name of Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed
CRA Qualified Investment Fund
Barbara VanScoy	7	$1,348,296,780	--	--	28	$324,023,322	--	--	--	--	--	--
Michelle Rogers	7	$1,348,296,780	--	--	28	$324,023,322	--	--	--	--	--	--
Julie Egan	7	$1,348,296,780	--	--	28	$324,023,322	--	--	--	--	--	--
Elliot Gilfarb	7	$1,348,296,780	--	--	28	$324,023,322	--	--	--	--	--	--
* This information is current as of May 31, 2012.

Portfolio Manager – Compensation

Barbara VanScoy, Michelle Rogers and Elliot Gilfarb are paid fixed salaries, and Julie Egan is paid a base salary with increases dependent upon increases in the Advisor’s assets under management. Each portfolio manager is eligible for an annual bonus at the Advisor’s discretion which is based upon the overall profitability of the Advisor.

Portfolio Managers – Portfolio Managers’ Ownership of Securities in the Fund

Name of Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned by Portfolio Manager*
CRA Qualified Investment Fund
Barbara VanScoy	$1-$10,000
Michelle Rogers	$1-$10,000
Julie Egan	$1-$10,000
Elliot Gilfarb	$0
* This information is current as of May 31, 2012.

PROXY VOTING POLICIES

The Board of Trustees has delegated the responsibility for voting proxies to the Advisor.  The Advisor’s Proxy Voting Policies and Procedures (the “Policies”) require that the Advisor vote proxies received in a manner consistent with the best interests of the Trust and its shareholders.  The Advisor maintains records with respect to proxy voting as is required by applicable law.  Proxy voting authority rests with the portfolio manager (the “Proxy Administrator”).

The Advisor may be subject to conflicts of interest in the voting of proxies due to business or personal relationships it maintains with persons having an interest in the outcome of certain votes.  If the Advisor determines that there is any possibility that the vote may involve a material conflict of interest, the Proxy Administrator shall consult with the President of the Advisor who may then, among of things,  (i) hire an independent third party (or request a disinterested trustee of the Trust when voting securities held by the Trust) to make the voting recommendation to the Advisor or (ii) suggest that the client engage another party to determine how the proxies should be voted.  In all such cases, the Advisor will take steps designed to ensure that the decision to vote the proxies was based on the client’s best interest and was not a product of the conflict.

The Policies include voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses.

The Fund’s complete proxy voting record for the 12 months ended June 30, 2012 is available without charge, upon request, by calling the Fund toll-free at 1-877-272-1977 and on the SEC’s website at www.sec.gov.

TRUSTEES AND OFFICERS

The business and affairs of the Trust are managed under the oversight of the Board of Trustees (the “Board”), subject to the laws of the State of Delaware and the Trust’s Agreement and Declaration of Trust.  The Trustees are responsible for deciding matters of overall policy and overseeing the actions of the Trust’s service providers.  The officers of the Trust conduct and supervise the Trust’s daily business operations.

Trustees who are not deemed to be “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), are referred to as “Independent Trustees.”  Trustees who are deemed to be “interested persons” of the Trust are referred to as “Interested Trustees.”  The Board is currently composed of five Independent Trustees.  The Board has selected John E. Taylor, an Independent Trustee, to act as Chairman.  Mr. Taylor’s duties include presiding at meetings of the Board and interfacing with management to address significant issues that may arise between regularly scheduled Board and Committee meetings.  In the performance of his duties, Mr. Taylor will consult with the other Independent Trustees and the Trust’s officers and legal counsel, as appropriate.  The Chairman may perform other functions as requested by the Board from time to time.

The Board meets as often as necessary to discharge its responsibilities.  Currently, the Board conducts regular, in-person meetings at least four times a year, and holds special in-person or telephonic meetings as necessary to address specific issues that require attention prior to the next regularly scheduled meeting.  The Board also relies on professionals, such as the Trust’s independent registered public accounting firm and legal counsel, to assist the Trustees in performing their oversight responsibilities.

The Board has established four standing committees – Audit, Rate Reasonability and Market Risk, Governance and CRA Compliance Committees.  The Board may establish other committees, or nominate one or more Trustees to examine particular issues related to the Board’s oversight responsibilities, from time to time.  Each Committee meets periodically to perform its delegated oversight functions and reports its findings and recommendations to the Board.  For more information on the Committees, see the section “Standing Board Committees,” below.

The Board has determined that the Trust’s leadership structure is appropriate because it allows the Board to effectively perform its oversight responsibilities.

Name, Address and Age	Position(s) Held with the Trust1	Served in Position Since2	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee3	Other Directorships Held by Trustee4
INDEPENDENT TRUSTEES
John E. Taylor Age 63	Chairman of the Board and Trustee	6/1/99	President and Chief Executive Officer, National Community Reinvestment Coalition, January 1992 to present.	1	None
Burton Emmer Age 75	Trustee	6/1/99	Assistant to Chief Executive Officer, CHS Electronics, Inc., October 1998 to December 2000; Partner, Grant Thornton LLP (certified public accountants), August 1979 to August 1998	1	None
Heinz Riehl Age 76	Trustee	6/1/99	President, Riehl World Training & Consulting, Inc. (bank consulting), 1996 to present; Faculty Member, New York University, 1982 to 2008.	1	None
Irvin M. Henderson Age 56	Trustee	6/26/00	President and Chief Executive Officer, Henderson & Company (consulting firm), 1993 to present.	1	None
Robert O. Lehrman Age 77	Trustee	9/29/00	Business consultant and special counsel; Chairman, Advisory Board, Lodestone Banking Consultancy; formerly, director, Community Capital Bank, New York, NY; formerly, President and Chief Executive Officer, Community Bankers Association, New York.	1	None

Name, Address and Age	Position(s) Held with the Trust	Served in Position Since2	Principal Occupation(s) During Past 5 Years
OFFICERS
David K. Downes c/o Community Capital Management, Inc. 2500 Weston Road Suite 101 Weston, FL 33331 Age 72	President	1/29/04	Chief Executive Officer, Community Capital Management, Inc. since January 2004.
Barbara R. VanScoy c/o Community Capital Management, Inc. 2500 Weston Road Suite 101 Weston, Fl 33331 Age 44	Executive Vice President	1/29/11	Co-Founder and Senior Portfolio Manager, Community Capital Management, Inc. November 1998.
Alyssa D. Greenspan c/o Community Capital Management, Inc. 2500 Weston Road Suite 101 Weston, Fl 33331 Age 40	Vice President	10/22/10	Chief Operating Officer, Community Capital Management, Inc. since June 2009; Senior Vice President and Portfolio Manager, Community Capital Management Inc. since May 2003.
Michelle V. Rogers c/o Community Capital Management, Inc. 2500 Weston Road Suite 101 Weston, Fl 33331 Age 39	Vice President	1/29/11
Executive Vice President and Senior Portfolio Manager, Community Capital Management, Inc. since December 2010; Senior Vice President and Portfolio Manager, Community Capital Management, Inc. since October 2003.

Joseph H. Hastings, CPA c/o Community Capital Management, Inc. 2500 Weston Road Suite 101 Weston, FL 33331 Age 62	Treasurer	5/1/06
Chief Financial Officer of Community Capital Management, Inc. since May 2006; Chief Compliance Officer of Community Capital Management, Inc., January 2007 through December 2010; Chief Compliance Officer of the Trust, January 2007 through July 2009.

Name, Address and Age	Position(s) Held with the Trust	Served in Position Since2	Principal Occupation(s) During Past 5 Years
Stefanie J. Little Little Consulting Group, Inc. 11 Gina Marie Lane Elkton, MD 21921 Age 44	Chief Compliance Officer	12/18/09
President, Little Consulting Group, Inc. since 2011; Managing Member, SEC Compliance Alliance, LLC since 2012; Attorney, Cipperman & Company from 2007 to 2011; Director, Cipperman Compliance Services, LLC from 2009 to 2011; Chief Compliance Officer of Community Capital Management, Inc. since January 2010; Director, Legal & Contract Management, Brandywine Global Investment Management, LLC from 2004 to 2007.

Michael P. Malloy Drinker Biddle & Reath LLP One Logan Square Suite 2000 Philadelphia, PA 19103 Age 52	Secretary	6/1/99	Partner, Drinker Biddle & Reath LLP (law firm) since 1993.

1	Each Trustee may be contacted by writing to the Trustee, c/o Community Capital Management, Inc. 2500 Weston Road, Suite 101, Weston, Florida 33331
2
Each Trustee holds office until he resigns, is removed or dies.  The president, treasurer and secretary shall hold office for a one-year term and until their respective successors are chosen and qualified, or until such officer dies or resigns.

3	The Fund Complex consists of the Trust. The Trust has one portfolio, the Fund.
4
Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

Trustee Experience, Qualifications, Attributes and/or Skills

The information above includes each Trustee’s principal occupations during the last five years.  Each Trustee possesses extensive additional experience, skills and attributes relevant to his qualifications to serve as a Trustee.  The cumulative background of each Trustee led to the conclusion that each Trustee should serve as a Trustee for the Trust.  Mr. Taylor, an attorney, brings to the Board over 25 years of senior executive-level management experience in the community development sector and has served on the boards of many government and non-profit entities.  Mr. Emmer brings over three decades of financial and accounting experience to the Board, in addition to senior executive-level management experience.  Mr. Riehl has demonstrated leadership and management abilities as evidenced in his senior executive positions in the banking and consulting industries.  Mr. Henderson has been an executive in various aspects of the financial planning and community development areas and also has served on the boards of many non-profit entities.  Mr. Lehrman has been a government counsel, and senior executive and board member in the banking industry, and for corporations and non-profits.  His voluntary service has included the fields of community development and affordable housing, education, cultural groups, foundations, health and human services, and professional societies.

The table below sets forth the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2011.

Name of Trustee	Dollar Range of Equity Securities in the Trust	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Burton Emmer	None	None
Heinz Riehl	Over $100,000	Over $100,000
John E. Taylor	$1-$10,000	$1-$10,000
Irvin M. Henderson	None	None
Robert O. Lehrman	$10,001-$50,000	$10,001-$50,000

Effective June 1, 2012 each trustee receives a $28,000 retainer, $4,000 for each board meeting attended, whether participation is in person or telephone and $2,000 for participation in the annual telephonic meeting relating to contract renewal.  The annual Board Chair fee is $9,000, the annual Audit Committee Chair and financial expert fee is $6,000 and the annual fee for other Committee Chairs is $5,000.  Prior to June 1, 2012, each Trustee received a $25,000 retainer, the annual Board Chair fee was $7,500 and all other Board and Committee fees were the same as those currently in effect.  For the fiscal year ended May 31, 2012, the Trustees and Officers received aggregate fees, excluding expenses, of $235,750.  Drinker Biddle & Reath LLP, of which Mr. Malloy is a partner, receives legal fees as counsel to the Fund.  David K. Downes, an employee of the Advisor, does not receive compensation from the Trust for acting as President of the Trust.  Barbara R. VanScoy, an employee of the Advisor, does not receive compensation from the Trust for acting as Executive Vice President of the Trust.  Alyssa D. Greenspan, an employee of the Advisor, does not receive compensation from the Trust for acting as Vice President of the Trust.  Michelle V. Rogers, an employee of the Advisor, does not receive compensation from the Trust for acting as Vice President of the Trust.  Mr. Hastings, an employee of the Advisor, receives $70,000 in compensation for acting as Treasurer of the Trust.  As of August 31, 2012, the Trustees and Officers of the Fund, as a group, owned less than 1% of the outstanding shares of the Fund.

The table below sets forth the compensation that the Independent Trustees of the Fund received for the fiscal year ended May 31, 2012.  Interested Trustees receive no compensation.  Currently, all Trustees of the Trust are Independent Trustees.

Name of Person/Position	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued as part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation Paid to Trustees
Burton Emmer Trustee	$48,500	$0	$0	$48,500
Heinz Riehl Trustee	$47,500	$0	$0	$47,500
John E. Taylor Trustee	$46,750	$0	$0	$46,750
Irvin M. Henderson Trustee	$45,500	$0	$0	$45,500
Robert Orrin Lehrman Trustee	$47,500	$0	$0	$47,500

Standing Board Committees

The Board of Trustees has established four committees: Audit, Rate Reasonability and Market Risk, Governance and CRA Compliance.

The Audit Committee annually considers the engagement and compensation of the Trust’s independent auditors, oversees the audit process and reviews with the auditors the scope and results of the audit of the Trust’s financial statements.  Mr. Emmer is the Chairman of the Audit Committee and Messrs. Riehl and Lehrman are members of the Committee.  The Audit Committee met two times during the fiscal year ended May 31, 2012.

The Governance Committee is responsible for (1) the selection and nomination of candidates to serve as trustees, committee members, chairs and officers of the Fund; (2) reviewing and recommending the level of compensation for the independent trustees; and (3) oversight of all other Trust governance issues.  Mr. Lehrman is Chairman of the Governance Committee and Messrs. Henderson and Taylor are members of the Committee.  The Committee will consider nominees recommended by shareholders.  Recommendations should be submitted to the Committee in care of the Trust’s Secretary.  The Governance Committee met four times during the fiscal year ended May 31, 2012.

The Rate Reasonability and Market Risk Committee is responsible for the review of pricing and valuation, interest rate risk and credit risk issues.  Mr. Riehl is the Chairman of the Rate Reasonability and Market Risk Committee and Messrs. Emmer and Taylor are members of the Committee.  The Rate Reasonability and Market Risk Committee met four times during the fiscal year ended May 31, 2012.

The CRA Compliance Committee is responsible for the review of the Trust’s CRA compliance issues.  Mr. Henderson is Chairman of the CRA Compliance Committee and Messrs. Taylor and Riehl are

members of the Committee.  The CRA Compliance Committee met four times during the fiscal year ended May 31, 2012.

Risk Oversight

The Board of Trustees performs its risk oversight function for the Trust through a combination of (1) direct oversight by the Board as a whole and Board committees and (2) indirect oversight through the Advisor and other Service Providers, Trust officers and the Trust’s Chief Compliance Officer.  The Trust is subject to a number of risks, including but not limited to investment risk, price risk, liquidity risk, compliance risk, operational risk, reputational risk, credit risk and counterparty risk.  Day-to-day risk management with respect to the Portfolios is the responsibility of the Advisor or other Service Providers (depending on the nature of the risk) that carry out the Trust’s investment management and business affairs.  Each of the Advisor and the other Service Providers have their own independent interest in risk management and their policies and methods of risk management will depend on their functions and business models and may differ from the Trust’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls.

The Board provides risk oversight by receiving and reviewing on a regular basis reports from the Committees, the Advisor or other Service Providers, receiving and approving compliance policies and procedures, periodic meetings with the Trust’s portfolio managers to review investment policies, strategies and risks, and meeting regularly with the Trust’s Chief Compliance Officer to discuss compliance reports, findings and issues.  The Board also relies on the Advisor and other Service Providers, with respect to the day-to-day activities of the Trust, to create and maintain procedures and controls to minimize risk and the likelihood of adverse effects on the Trust’s business and reputation.

Board oversight of risk management is also provided by various Board Committees.  For example, the Audit Committee meets with the Trust’s independent registered public accounting firm to ensure that the Trust’s audit scope includes risk-based considerations as to the Trust’s financial position and operations.

The Board may, at any time and in its discretion, change the manner in which it conducts risk oversight.  The Board’s oversight role does not make the Board a guarantor of the Trust’s investments or activities.

PERFORMANCE INFORMATION

CRA Shares, Institutional Shares and Retail Shares of the Fund will have similar performance results because each class of shares represents interests in the same portfolio of securities.  Performance results will differ only to the extent that the classes do not have the same expenses.  You should be aware that CRA Shares have a 0.25% 12b-1 fee and a 0.20% special administrative services fee and Retail Shares have a 0.25% 12b-1 fee and a 0.10% shareholder services fee, while Institutional Shares have no 12b-1 fee, special administrative services fee or shareholder services fee.

From time to time the Fund may quote total return figures for its CRA Shares, Institutional Shares and/or Retail Shares.  “Total Return” for a period is the percentage change in value during the period of an investment in CRA Shares, Institutional Shares or Retail Shares, including the value of CRA Shares, Institutional Shares or Retail Shares acquired through reinvestment of all dividends and capital gains distributions. “Average Annual Total Return” is the average annual compounded rate of change in value represented by the Total Return for the period.

Average Annual Total Return is computed as follows:  T=[ERV/P)-1]1/n

Where:	T = average annual total return
P = a hypothetical initial investment of $1,000
n = number of years
ERV = ending redeemable value of a hypothetical $1,000 payment at the beginning of the applicable period

The formula for calculating Aggregate Total Return is as follows:

Aggregate Total Return = [(ERV/P) – 1]

The Fund may also advertise performance in terms of a 30-day yield quotation.  The 30-day yield quotation is computed by dividing the net investment income per CRA Share, Institutional Share or Retail Share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

Yield = 2[(a-b/cd + 1)6 - 1]

Where:	a = dividends and interest earned during the period
b = expenses accrued for the period (net of reimbursement)
c = the average daily number of shares outstanding during the period that were entitled to receive dividends
d = the maximum offering price per share on the last day of the period

The Fund imposes no sales charges.  Income taxes are not taken into account.  The Fund’s performance is a function of conditions in the securities markets, portfolio management, and operating expenses.  Although total return and yield is useful in reviewing the Fund’s performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.

In reports or other communications to investors or in advertising material, the Fund may describe general economic and market conditions affecting the Fund and may compare its performance with (1) that of other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar investment services that monitor the performance of mutual funds or as set forth in the publications listed below, (2) one or more benchmark indices, or (3) other appropriate indices of investment securities or with data developed by the Advisor derived from such indices.  Performance information may also include evaluation of the Fund by nationally recognized ranking services and information as reported in financial publications such as Business Week, Fortune, Institutional Investor, Money Magazine, Forbes,  Barron’s, The Wall Street Journal, The New York Times, or other national, regional or local publications.

In reports or other communications to investors or in advertising, the Fund may also describe the general biography or work experience of the portfolio manager(s) of the Fund and may include quotations attributable to the portfolio manager(s) describing approaches taken in managing the Fund’s investments, research methodology, underlying stock selection or the Fund’s investment objective.  The Fund may also discuss the continuum of risk and return relating to different investments.  In addition, the Fund may from time to time compare its expense ratios to those of investment companies with similar objectives and policies, as advertised by Lipper Analytical Services, Inc. or similar investment services that monitor mutual funds.

NET ASSET VALUE

The net asset value per share of the Fund is calculated separately for each class of shares by dividing the total value of the Fund’s assets attributable to a particular class after subtracting liabilities charged to that class by the number of outstanding shares of that class.  The liabilities that are charged to the Fund are borne by each share of the Fund, except for (i) payments pursuant to the Special Administrative Services Agreement and Distribution Plan applicable only to CRA Shares, and (ii) payments under the Distribution Plan and Services Plan applicable only to Retail Shares.  For purposes of valuing the Fund’s portfolio securities, securities traded on a national securities exchange are valued at the last reported bid price.  Debt securities are valued by using market bid quotations or independent pricing services which use bid prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.  Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor, subject to the review and supervision of the Fund’s Board of Trustees.  Short-term obligations having a remaining maturity of 60 days or less may be valued at amortized cost or original cost plus accrued interest, which the Board of Trustees believes represents fair market value. Discounts and premiums on debt securities are amortized to income over their prospective lives, using the interest method.

TAX INFORMATION

The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectuses.  No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussions here and in the Prospectuses are not intended as a substitute for careful tax planning.  Potential investors should consult their tax advisers with specific reference to their own tax situations.

The discussions of the federal tax consequences in the Prospectuses and this Statement of Additional Information are based on the Internal Revenue Code (the “Code”) and regulations issued under it, and on court decisions and administrative interpretations, as in effect on the date of this Statement of Additional Information.  Future legislative or administrative changes or court decisions may significantly change the statements included herein, and any such changes or decisions may be retroactive.

General.  The Fund qualified during its last taxable year and intends to continue to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code.  As a regulated investment company, the Fund generally will be exempt from federal income tax on its net investment income and realized capital gains that it distributes to shareholders.  To qualify for treatment as a regulated investment company, the Fund must meet three important tests each year.

First, the Fund must derive with respect to each taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities, or currencies or net income derived from interests in qualified publicly traded partnerships.

Second, generally, at the close of each quarter of its taxable year, at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of the Fund’s total assets may be invested in the securities of (1) any one issuer (other than U.S. government securities and securities of other regulated investment companies), (2) two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses, or (3) one or more qualified publicly traded partnerships.

Third, the Fund must distribute an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) and 90% of its tax-exempt income, if any, for the year.

The Fund intends to comply with these three requirements.  If the Fund were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company.  If for any taxable year the Fund were not to qualify as a regulated investment company, all its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders.  In that event, shareholders would recognize dividend income on distributions to the extent of the Fund’s current and accumulated earnings and profits, and corporate shareholders could be eligible for the dividends-received deduction.

The Code imposes a nondeductible 4% excise tax on regulated investment companies that fail to distribute each year an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses).  The Fund intends to make sufficient distributions or deemed distributions each year to avoid liability for this excise tax.

Capital Loss Carryforwards. As of May 31, 2012, the Fund had no capital loss carryforwards available to reduce its future net capital gain.

State and Local Taxes.  Although the Fund expects to qualify as a regulated investment company and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

PORTFOLIO TRANSACTIONS

Debt securities are generally traded in the over-the-counter market.  Over-the-counter securities are generally purchased and sold directly with principal market makers who retain the difference in their cost in the security and its selling price (mark-up). In some instances, the Advisor feels that better prices are available from non-principal market makers that are paid commissions directly.

Decisions to buy and sell securities for the Fund are made by the Advisor subject to overall review by the Fund’s Board of Trustees.  The Advisor places orders pursuant to its investment determinations for the Fund either directly with the issuer or with a broker or dealer.  In executing portfolio transactions and selecting brokers or dealers, the Advisor uses its best efforts to seek on behalf of the Fund the best overall terms available.  In assessing the best overall terms available for any transaction, the Advisor considers all factors that it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis.  When the Fund purchases or sells securities through brokers on an agency basis, in evaluating the best overall terms available, and in selecting the broker to execute a particular transaction, the Advisor may also consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the Fund and/or other accounts over which the Advisor or an affiliate of the Advisor exercises investment discretion.  The Advisor is authorized to pay to a broker who provides such brokerage and research services a commission for executing a portfolio transaction for the Fund which is in excess of the amount of commission another broker would have charged for effecting that transaction if, but only if, the Advisor determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of that particular transaction or in terms of the overall responsibilities of the Advisor to the Fund.

The Advisor will make investment decisions for the Fund independently from those of other clients of the Advisor.  However, the same security may be held in the portfolio of the Fund and one or more other clients when the same security is believed suited for the investment objectives of the Fund and such other client(s).  Should two or more clients of the Advisor simultaneously be engaged in the purchase or sale of the same security, to the extent possible, the transactions will be allocated as to price and amount in a manner fair and equitable to each client and the Fund.

The Advisor may execute portfolio transactions through the Fund’s distributor, SEI Investments Distribution Co. (the “Distributor”).  Such transactions will be subject to the requirements of applicable law and will be reviewed by the Fund’s Board of Trustees.  The Distributor may not engage in portfolio transactions with the Fund when it acts as principal.

DISTRIBUTOR

The Distributor, located at One Freedom Valley Drive, Oaks, PA 19456, serves as principal underwriter for the Fund’s shares.  Shares of the Fund are sold on a continuous basis.  The distribution agreement between the Fund and the Distributor requires the Distributor to use all reasonable efforts in connection with the distribution of the Fund’s shares.  However, the Distributor has no obligation to sell any specific number of shares and will only sell shares for orders it receives.

DISTRIBUTION PLANS AND SERVICES PLAN

The Fund has adopted separate Distribution Plans with respect to its CRA Shares and Retail Shares pursuant to Rule 12b-1 under the 1940 Act.  The Distribution Plan for CRA Shares authorizes the Fund to pay the Distributor or another person annual fees of up to 0.25% of the Fund’s average daily net assets attributable to its CRA Shares in consideration for distribution and other services and the assumption of related expenses.  Amounts paid to the Distributor may be used to cover expenses that are related to (a) distribution of the Fund’s CRA Shares, (b) ongoing servicing and/or maintenance of the accounts of the holders of the Fund’s CRA Shares, (c) payments to institutions for selling the Fund’s CRA Shares, and (d) sub-transfer agency, sub-accounting, administrative or similar services related to the Fund’s CRA Shares.  The Distribution Plan for Retail Shares authorizes the Fund to pay the Distributor or another person annual fees of up to 0.25% of the Fund’s average daily net assets attributable to its Retail Shares in consideration for distribution services and the assumption of related expenses.  Amounts paid to the Distributor may be used to cover expenses that are related to distribution of the Fund’s Retail Shares.  The Fund may pay the Distributor the full fee provided for by the respective Distribution Plans even if the Distributor’s costs for providing its services are less than the full amount.

The Distribution Plans for CRA Shares and Retail Shares have been approved by the Board of Trustees of the Fund, including a majority of the Trustees who are not interested persons of the Fund (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the particular Distribution Plan or in any agreement related thereto (the “Disinterested Trustees”).  In approving the Distribution Plans, the Trustees considered various factors and determined that there is a reasonable likelihood that the Distribution Plans will benefit the Fund and the holders of its CRA Shares or Retail Shares, as applicable.  Each Distribution Plan may be terminated by a vote of a majority of the Disinterested Trustees.  The Trustees will review quarterly a written report of the amounts expended pursuant to each Distribution Plan and the purposes for which such expenditures were made.  Each Distribution Plan may be amended by a vote of the Trustees, provided that any material amendments also require the vote of a majority of the Disinterested Trustees. Any amendment to materially increase the costs that the Fund’s CRA Shares or Retail Shares, as applicable, bear under the Distribution Plans requires approval by a “majority of the outstanding voting securities,” i.e. CRA Shares or Retail Shares, as applicable, of the Fund (as defined in the 1940 Act).  For so long as one or both of the Distribution Plans are in effect, selection and nomination of Disinterested Trustees will be committed to the discretion of the Disinterested Trustees. Any agreement related to a Distribution Plan may be terminated at any time without the payment of any penalty by a vote of a majority of the Disinterested Trustees. Each Distribution Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved by a majority of the Board of Trustees, including a majority of the Disinterested Trustees.

The Advisor may enter into selling agreements with broker/dealers.  Under the selling agreements, the Advisor makes an initial annual payment to the broker/dealer based on the aggregate net asset value of the CRA Shares or Retail Shares, as applicable, owned of record or beneficially by the broker/dealers’ customers on the date the shares are purchased.  After the first twelve months, the Advisor pays broker/dealers quarterly payments, based on the aggregate net asset value of the CRA Shares or Retail Shares owned of record or beneficially by the broker/dealers’ customers at the end of the quarter.  The Advisor then recovers from the Fund under the Fund’s Distribution Plan for CRA Shares or Retail Shares, as applicable, the amounts paid by the Advisor to such broker/dealers.

For the fiscal year ended May 31, 2010, the Fund paid fees of $2,017,954 pursuant to the Distribution Plan for CRA Shares, including $53,866 paid for advertising, $840,372 paid for compensation to broker-dealers, $433,309 paid for compensation to sales personnel and $508,637 paid for marketing. For the fiscal year ended May 31, 2011, the Fund paid fees of $2,261,997 pursuant to the Distribution Plan for CRA Shares, including $868,543 paid for compensation to broker-dealers, $458,585 paid for compensation to sales personnel and $561,922 paid for marketing, all of which was paid to third parties. For the fiscal year ended May 31, 2012, the Fund paid fees of $2,538,760 pursuant to the Distribution Plan for CRA Shares, including $780,616 paid for compensation to broker-dealers and $880,024 paid for compensation to sales and marketing personnel, all of which was paid to third parties.

For the fiscal year ended May 31, 2010, the Fund paid fees of $40,516 pursuant to the Distribution Plan for Retail Shares, all of which was paid to third parties.  For the fiscal year ended May 31, 2011, the Fund paid fees of $64,126 pursuant to the Distribution Plan for Retail Shares, all of which was paid to third parties. For the fiscal year ended May 31, 2012, the Fund paid fees of $74,830 pursuant to the Distribution Plan for Retail Shares, all of which was paid to third parties.

The Fund also has adopted a Services Plan with respect to Retail Shares pursuant to which the Fund intends to enter into servicing agreements with institutions.  Pursuant to these servicing agreements, institutions render certain personal liaison and administrative support services to customers who are the beneficial owners of Retail Shares in consideration for payment of up to 0.50% (on an annualized basis) (comprised of up to 0.25% for personal liaison services and up to 0.25% for administrative support services) of the average daily net asset value of Retail Shares of the Fund beneficially owned by such customers.  Services under the Services Plan may include: aggregating and processing purchase and redemption requests and placing net purchase and redemption orders with the Distributor; processing dividend payments from the Fund; providing customers with information as to their positions in Retail Shares; providing sub-accounting with respect to Retail Shares or the information necessary for sub-accounting; and providing periodic mailings to customers.  Such services are intended to supplement the services provided by the Fund’s administrator and transfer agent.

The Fund understands that institutions may charge fees to their customers who are the beneficial owners of Retail Shares in connection with their accounts with such institutions.  Any such fees would be in addition to any amounts which may be received by an institution under the Services Plan.  Under the terms of each servicing agreement entered into with the Fund, institutions are required to provide to their customers a schedule of any fees that they may charge in connection with customer investments in Retail Shares.

The Fund’s servicing agreements are governed by the Services Plan that has been adopted by the Fund’s Board of Trustees in connection with the offering of Retail Shares of the Fund.  Pursuant to the Services Plan, the Board of Trustees will review, at least quarterly, a written report of the amounts paid under the servicing agreements and the purposes for which the expenditures were made.  In addition, the arrangements with institutions must be approved annually by a majority of the Fund’s trustees, including a majority of the trustees who are not “interested persons” of the Fund as defined in the 1940 Act and who have no direct or indirect financial interest in such arrangements (the “Disinterested Trustees”).

The Board of Trustees has approved the Fund’s arrangements with institutions based on information provided by the Fund’s service contractors that there is a reasonable likelihood that the arrangements will benefit the Fund and the holders of Retail Shares by affording the Fund greater flexibility in connection with the efficient servicing of the accounts of the beneficial owners of Retail Shares of the Fund.  Any material amendment to the Fund’s arrangements with institutions must be approved by a majority of the Fund’s Board of Trustees (including a majority of the Disinterested Trustees).  So long as the Fund’s arrangements with institutions are in effect, the selection and nomination of the members of the Fund’s Board of Trustees who are not “interested persons” (as defined in the 1940 Act) of the Fund will be committed to the discretion of such Disinterested Trustees.

For the fiscal year ended May 31, 2010, the Fund paid fees of $16,206 pursuant to the Services Plan.  For the fiscal year ended May 31, 2011, the Fund paid fees of $25,650 pursuant to the Services Plan.  For the fiscal year ended May 31, 2012, the Fund paid fees of $29,932 pursuant to the Services Plan.

CUSTODIAN

U.S. Bank National Association (the “Custodian”), with offices at 50 South 16th Street, Suite 2000, 20th Floor, EX-PA-WBSP, Philadelphia, PA 19102, acts as custodian for the Fund. As such, the Custodian holds all securities and cash of the Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties, all as directed by officers of the Fund. The Custodian does not exercise any supervisory function over the management of the Fund, the purchase and sale of securities or the payment of distributions to shareholders.

ADMINISTRATOR AND TRANSFER AGENT

SEI Investments Global Funds Services (the “Administrator”), located at One Freedom Valley Drive, Oaks, PA 19456, provides administration and fund accounting services for the Fund pursuant to an Administration Agreement.  Under the Administration Agreement, the Administrator is responsible for a wide variety of functions, including but not limited to:

•	Fund accounting services
•	Financial statement preparation
•	Valuation of the Fund’s portfolio securities
•	Pricing the Fund’s shares
•	Assistance in preparing tax returns
•	Preparation and filing of required regulatory reports
•	Coordination of Board and shareholder meetings
•	Monitoring the Fund’s legal compliance

Under the Administration Agreement, the Fund pays the Administrator for administration and fund accounting services at the annual rate of 0.06% of the Fund’s average net assets, subject to an annual minimum fee of $250,000, and $15,000 per annum for each additional class of shares.  Pursuant to Amendment Number One to the Administration Agreement, for the twelve month period beginning June 26, 2008 and ending June 25, 2009 (the “Waiver Period”), the Administrator agreed to waive one basis point of its fee (the “Waived Amount”) so that, during the Waiver Period, the Fund paid the

Administrator for administration and fund accounting services at the annual rate of 0.05% of the Fund’s average net assets.

SEI Investment Management Company (the “Transfer Agent”), located at One Freedom Valley Drive, Oaks, PA 19456, serves as the Fund’s transfer agent and dividend disbursing agent pursuant to a Transfer Agency Agreement.  Under the Transfer Agency Agreement, the Transfer Agent is responsible for, among other things, communications with shareholders and maintaining shareholder account records.  Under the Transfer Agency Agreement, the Fund pays the Transfer Agent an annual base fee of 0.01% of the first $750 million of the Fund’s net assets, plus 0.0075% of the Fund’s net assets in excess of $750 million and up to $1.5 billion, plus 0.005% of the Fund’s net assets in excess of $1.5 billion, subject to a minimum annual fee of $50,000.  The Transfer Agent has delegated all of its duties and responsibilities under the Transfer Agency Agreement to UMB Fund Services, Inc. (“UMBFS”) as sub-transfer agent.  UMBFS is located at 803 West Michigan Street, Suite A, Milwaukee, WI  53233.

For the fiscal year ended May 31, 2010, the Fund paid the Administrator and Transfer Agent accounting and administration fees (after waivers) in the amount of $516,883 and transfer agent fees in the amount of $121,842, respectively.  For the fiscal year ended May 31, 2011, the Fund paid the Administrator and Transfer Agent accounting and administration fees (after waivers) in the amount of $603,566 and transfer agent fees in the amount of $167,882, respectively. For the fiscal year ended May 31, 2012, the Fund paid the Administrator and Transfer Agent accounting and administration fees (after waivers) in the amount of $702,583 and transfer agent fees in the amount of $179,142, respectively.

COMPLIANCE SERVICES

Effective January 1, 2012, Little Consulting Group, Inc. (“Little Consulting”), located at 11 Gina Marie Lane, Elkton, MD 21921, provides compliance services to the Fund, including but not limited to providing a designated Chief Compliance Officer for the Fund, pursuant to a Compliance Services Agreement.  Pursuant to the Compliance Services Agreement, the Fund pays Little Consulting an annual fee of $80,004, payable on a monthly basis at $6,667 per month, for the compliance services identified in the Agreement, plus reasonable out-of-pocket expenses.

OTHER INFORMATION

The Advisor may pay, out of its own assets, compensation to authorized dealers, service organizations and other financial intermediaries (“Intermediaries”) in connection with the sale and distribution of shares of the Fund and/or servicing of shares of the Fund.  These payments (“Additional Payments”) would be in addition to the payments by the Fund described in the Fund’s Prospectuses and this Statement of Additional Information for distribution and shareholder servicing and processing.  These Additional Payments may take the form of “due diligence” payments for an Intermediary’s examination of the Fund and payments for providing extra employee training and information relating to the Fund; “listing” fees for the placement of the Fund on a dealer’s list of mutual funds available for purchase by its customers; “finders” or “referral” fees for directing investors to the Fund; “marketing support” fees for providing assistance in promoting the sale of the Fund’s shares; and payments for the sale of shares and/or the maintenance of share balances.  In addition, the Advisor may make Additional Payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder administration, servicing and processing fees paid by the Fund.  The Additional Payments made by the Advisor may be a fixed dollar amount; may be based on the number of customer accounts maintained by an Intermediary; may be based on a percentage of the value of shares sold to, or held by, customers of the Intermediary involved; or may be calculated on another basis.  The Additional Payments may be different for different Intermediaries.  Furthermore, the Advisor may contribute to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions.  The Advisor may also pay for the travel expenses, meals, lodging and entertainment of Intermediaries and their salespersons and guests in connection with educational, sales and promotional programs, subject to applicable Financial Industry Regulatory Authority, Inc. regulations.

CODE OF ETHICS

The Fund and Advisor have adopted codes of ethics under Rule 17j-1 of the 1940 Act that permit investment personnel subject to their particular codes of ethics to invest in securities, including securities that may be purchased or held by the Fund, for their own accounts.  The Codes of Ethics are on public file with, and are available from, the Securities and Exchange Commission’s Public Reference Room in Washington, D.C.

COUNSEL

Drinker Biddle & Reath LLP (of which Michael P. Malloy, Secretary of the Fund, is a partner), One Logan Square, Suite 2000, Philadelphia, PA 19103-6996, is counsel to the Fund and will pass upon certain legal matters on its behalf.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Grant Thornton LLP, with offices at 60 Broad Street, New York, NY 10004, serves as the Fund’s independent registered public accounting firm.

FINANCIAL STATEMENTS

The Fund’s Annual Report to Shareholders for the fiscal year ended May 31, 2012 has been filed with the Securities and Exchange Commission.  The financial statements and financial highlights in such Annual Report (the “Financial Statements”) are incorporated by reference into this Statement of Additional Information.  The Financial Statements and financial highlights included in such Annual Report have been audited by Grant Thornton LLP, the Fund’s independent registered public accounting firm, whose report thereon also appears in such Annual Report and is incorporated herein by reference.

MISCELLANEOUS

As used in this Statement of Additional Information and in the Fund’s Prospectus, a “majority of the outstanding voting securities” of the Fund or a particular class of shares means, with respect to the approval of an investment advisory agreement, Rule 12b-1 Plan or a change in a fundamental investment policy, the lesser of (1) 67% of the shares of the Fund or share class, as applicable, represented at a meeting at which the holders of more than 50% of the outstanding shares of the Fund or share class are present in person or by proxy, or (2) more than 50% of the outstanding shares of the Fund or share class, as applicable.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of August 31, 2012, HSBC Bank USA National Association, located at 452 Fifth Avenue, 24th Floor, New York, NY 10018, owned 7.81% of the Fund’s outstanding shares.

APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

Short-Term Credit Ratings

A Standard & Poor’s short-term issue credit rating is a forward-looking opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days.  The following summarizes the rating categories used by Standard & Poor’s for short-term issues:

“A-1” – A short-term obligation rated “A-1” is rated in the highest category and indicates that the obligor’s capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated with a plus sign (+).  This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” – A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in the highest rating category.  The obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

“A-3” – A short-term obligation rated “A-3” exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“B” – A short-term obligation rated “B” is regarded as having significant speculative characteristics.  The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“C” – A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

“D” – A short-term obligation rated “D” is in payment default.  The “D” rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within any stated grace period.  However, any stated grace period longer than five business days will be treated as five business days.  The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Moody’s Investors Service (“Moody’s”) short-term ratings reflect the likelihood of a default on contractually promised payments.  Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments.  Such obligations generally have an original maturity not exceeding thirteen months.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

“P-1” – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

“P-2” – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

“P-3” – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

“NP” – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Fitch, Inc. / Fitch Ratings Ltd. (“Fitch”) short-term issuer or obligation ratings are based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation.  Short-term ratings are assigned to obligations whose initial maturity is viewed as “short-term” based on market convention.  Typically, this means up to 13 months for corporate, sovereign and structured obligations, and up to 36 months for obligations in U.S. public finance markets.  The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” – Securities possess the highest short-term credit quality.  This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2” – Securities possess good short-term credit quality.  This designation indicates good intrinsic capacity for timely payment of financial commitments.

“F3” – Securities possess fair short-term credit quality.  This designation indicates that the intrinsic capacity for timely payment of financial commitments is adequate.

“B” – Securities possess speculative short-term credit quality.  This designation indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

“C” – Securities possess high short-term default risk.  Default is a real possibility.

“RD” – Restricted default.  Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations.  Applicable to entity ratings only.

“D” – Default.  Indicates a broad-based default event for an entity, or the default of a short-term obligation.

The DBRS® Ratings Limited (“DBRS”) short-term debt rating scale provides an opinion on the risk that an issuer will not meet its short-term financial obligations in a timely manner.  Ratings are based on quantitative and qualitative considerations relevant to the issuer and the relative ranking of claims.  The R-1 and R-2 rating categories are further denoted by the sub-categories “(high)”, “(middle)”, and “(low)”.

The following summarizes the ratings used by DBRS for commercial paper and short-term debt:

“R-1 (high)” - Short-term debt rated “R-1 (high)” is of the highest credit quality.  The capacity for the payment of short-term financial obligations as they fall due is exceptionally high.  Unlikely to be adversely affected by future events.

“R-1 (middle)” – Short-term debt rated “R-1 (middle)” is of superior credit quality.  The capacity for the payment of short-term financial obligations as they fall due is very high.  Differs from “R-1 (high)” by a relatively modest degree.  Unlikely to be significantly vulnerable to future events.

“R-1 (low)” – Short-term debt rated “R-1 (low)” is of good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial.  Overall strength is not as favorable as higher rating categories.  May be vulnerable to future events, but qualifying negative factors are considered manageable.

“R-2 (high)” – Short-term debt rated “R-2 (high)” is considered to be at the upper end of adequate credit quality.  The capacity for the payment of short-term financial obligations as they fall due is acceptable.  May be vulnerable to future events.

“R-2 (middle)” – Short-term debt rated “R-2 (middle)” is considered to be of adequate credit quality.  The capacity for the payment of short-term financial obligations as they fall due is acceptable.  May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.

“R-2 (low)” – Short-term debt rated “R-2 (low)” is considered to be at the lower end of adequate credit quality.  The capacity for the payment of short-term financial obligations as they fall due is acceptable.  May be vulnerable to future events.  A number of challenges are present that could affect the issuer’s ability to meet such obligations.

“R-3” – Short-term debt rated “R-3” is considered to be at the lowest end of adequate credit quality.  There is a capacity for the payment of short-term financial obligations as they fall due.  May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.

“R-4” – Short-term debt rated “R-4” is considered to be of speculative credit quality.  The capacity for the payment of short-term financial obligations as they fall due is uncertain.

“R-5” – Short-term debt rated “R-5” is considered to be of highly speculative credit quality.  There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.

“D” – Short-term debt rated “D” implies a financial obligation has not been met or it is clear that a financial obligation will not be met in the near future, or a debt instrument has been subject to a distressed exchange.  A downgrade to “D” may not immediately follow an insolvency or restructuring filing as grace periods, other procedural considerations, or extenuating circumstance may exist.

Long-Term Credit Ratings

The following summarizes the ratings used by Standard & Poor’s for long-term issues:

“AAA” – An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s.  The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA” – An obligation rated “AA” differs from the highest-rated obligations only to a small degree.  The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A” – An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB” – An obligation rated “BBB” exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“BB,” “B,” “CCC,” “CC” and “C” – Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics.  “BB” indicates the least degree of speculation and “C” the highest.  While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB” – An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B” – An obligation rated “B” is more vulnerable to nonpayment than obligations  rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation.  Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

“CCC” – An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

“CC” – An obligation rated “CC” is currently highly vulnerable to nonpayment.

“C” – A “C” rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default.  Among others, the “C” rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

“D” – An obligation rated “D” is in payment default.  The “D” rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days, irrespective of any grace period.  The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.  An obligation’s rating is lowered to “D” upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or minus (-) – The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

“NR” – This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Moody’s long-term ratings are opinions of the relative credit risk of financial obligations with an original maturity of one year or more.  They address the possibility that a financial obligation will not be honored as promised.  Such ratings reflect both the likelihood of default on contractually promised payments and the expected financial loss suffered in the event of default.  The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” – Obligations rated “Aaa” are judged to be of the highest quality, subject to the lowest level of credit risk.

“Aa” – Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” – Obligations rated “A” are judged to be upper-medium grade and are subject to low credit risk.

“Baa” – Obligations rated “Baa” are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

“Ba” – Obligations rated “Ba” are judged to be speculative and are subject to substantial credit risk.

“B” – Obligations rated “B” are considered speculative and are subject to high credit risk.

“Caa” – Obligations rated “Caa” are judged to be speculative of poor standing and are subject to very high credit risk.

“Ca” – Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” – Obligations rated “C” are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note:  Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aaa” through “Caa.”  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

The following summarizes long-term ratings used by Fitch for structured, project and public finance obligations:

“AAA” – Securities considered to be of the highest credit quality.  “AAA” ratings denote the lowest expectation of default risk.  They are assigned only in cases of exceptionally strong capacity for payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” – Securities considered to be of very high credit quality.  “AA” ratings denote expectations of very low default risk.  They indicate very strong capacity for payment of financial commitments.  This capacity is not significantly vulnerable to foreseeable events.

“A” – Securities considered to be of high credit quality.  “A” ratings denote expectations of low default risk.  The capacity for payment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

“BBB” – Securities considered to be of good credit quality.  “BBB” ratings indicate that expectations of default risk are currently low.  The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

“BB” – Securities considered to be speculative.  “BB” ratings indicate that there is an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time.

“B” – Securities considered to be highly speculative.  “B” ratings indicate that material default risk is present, but a limited margin of safety remains.  Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

“CCC,” “CC” and “C” – A “CCC” rating indicates substantial credit risk, with default a real possibility.  A “CC” rating indicates very high levels of credit risk.  Default of some kind appears probable.  “C” ratings signal exceptionally high levels of credit risk.  Default appears imminent or inevitable.

“D” – indicates a default.  Default is generally defined as one of the following:

•	Failure to make payment of principal and/or interest under the contractual terms of the rated obligation;
•	the bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of the business of an issuer/obligor; or
•
the distressed exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation to avoid a probable payment default.

The DBRS long-term rating scale provides an opinion on the risk of default.  That is, the risk that an issuer will fail to satisfy its financial obligations in accordance with the terms under which an obligation has been issued.  Ratings are based on quantitative and qualitative considerations relevant to the issuer, and the relative ranking of claims.  All rating categories other than AAA and D also contain subcategories “(high)” and “(low)”.  The absence of either a “(high)” or “(low)” designation indicates the rating is in the middle of the category.  The following summarizes the ratings used by DBRS for long-term debt:

“AAA” -  Long-term debt rated “AAA” is of the highest credit quality.  The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.

“AA” – Long-term debt rated “AA” is of superior credit quality.  The capacity for the payment of financial obligations is considered high.  Credit quality differs from “AAA” only to a small degree.  Unlikely to be significantly vulnerable to future events.

“A” – Long-term debt rated “A” is of good credit quality.  The capacity for the payment of financial obligations is substantial, but of lesser credit quality than “AA.”  May be vulnerable to future events, but qualifying negative factors are considered manageable.

“BBB” – Long-term debt rated “BBB” is of adequate credit quality.  The capacity for the payment of financial obligations is considered acceptable.  May be vulnerable to future events.

“BB” – Long-term debt rated “BB” is of speculative, non-investment grade credit quality.  The capacity for the payment of financial obligations is uncertain.  Vulnerable to future events.

“B” – Long-term debt rated “B” is of highly speculative credit quality.  There is a high level of uncertainty as to the capacity to meet financial obligations.

“CCC”, “CC” and “C” – Long-term debt rated in any of these categories is of very highly speculative credit quality. In danger of defaulting on financial obligations.  There is little difference between these three categories, although “CC” and “C” ratings are normally applied to obligations that are seen as highly likely to default, or subordinated to obligations rated in the “CCC” to “B” range.  Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the “C” category.

“D” – A security rated “D” implies that a financial obligation has not been met or it is clear that a financial obligation will not be met in the near future or a debt instrument has been subject to a distressed exchange.  A downgrade to “D” may not immediately follow an insolvency or restructuring filing as grace periods or extenuating circumstances may exist.

(“high”, “low”) – All rating categories other than “AAA” and “D” are denoted by the subcategories “high” and “low”.  The absence of either a “high” or “low” designation indicates the rating is in the “middle” of the category.

Municipal Note Ratings

A Standard & Poor’s U.S. municipal note rating reflects Standard & Poor’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating.  Notes with an original maturity of more than three years will most likely receive a long-term debt rating.  In determining which type of rating, if any, to assign, Standard & Poor’s analysis will review the following considerations:

●	Amortization schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

●	Source of payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

“SP-1” – A municipal note rated “SP-1” exhibits a strong capacity to pay principal and interest.  An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

“SP-2” – A municipal note rated “SP-2” exhibits a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” – A municipal note rated “SP-3” exhibits a speculative capacity to pay principal and interest.

Moody’s uses three rating categories for short-term municipal obligations that are considered investment grade.  These ratings are designated as Municipal Investment Grade (“MIG”) and are divided into three levels – “MIG-1” through “MIG-3”.  In addition, those short-term obligations that are of speculative quality are designated “SG”, or speculative grade.  MIG ratings expire at the maturity of the obligation.  The following summarizes the ratings used by Moody’s for short-term municipal obligations:

“MIG-1” – This designation denotes superior credit quality.  Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

“MIG-2” – This designation denotes strong credit quality.  Margins of protection are ample, although not as large as in the preceding group.

“MIG-3” – This designation denotes acceptable credit quality.  Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

“SG” – This designation denotes speculative-grade credit quality.  Debt instruments in this category may lack sufficient margins of protection.

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned, a long or short-term debt rating and a demand obligation rating.  The first element represents Moody’s evaluation of risk associated with scheduled principal and interest payments.  The second element represents Moody’s evaluation of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or “VMIG” rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated “NR”, e.g., “Aaa/NR” or “NR/VMIG-1”.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

“VMIG-1” – This designation denotes superior credit quality.  Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-2” – This designation denotes strong credit quality.  Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-3” – This designation denotes acceptable credit quality.  Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“SG” – This designation denotes speculative-grade credit quality.  Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

About Credit Ratings

A Standard & Poor’s issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs).  It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated.  The opinion reflects Standard & Poor’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Moody’s credit ratings must be construed solely as statements of opinion and not statements of fact or recommendations to purchase, sell or hold any securities.

Fitch’s credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations.  Fitch credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested.  Fitch’s credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

DBRS credit ratings are opinions based on the quantitative and qualitative analysis of information sourced and received by DBRS, which information is not audited or verified by DBRS.  Ratings are not buy, hold or sell recommendations and they do not address the market price of a security.  Ratings may be upgraded, downgraded, placed under review, confirmed and discontinued.

PART C
OTHER INFORMATION

Item 28.  Exhibits

(a)
Agreement and Declaration of Trust of Registrant dated January 14, 1999 is incorporated herein by reference to Exhibit (a) to Registrant’s Registration Statement on Form N-1A filed on February 3, 1999.

(b)	Bylaws of Registrant are incorporated herein by reference to Exhibit (b) to Registrant’s Registration Statement on Form N-1A filed on February 3, 1999.

(c)	Articles II, VI, VII and VIII of Registrant’s Agreement and Declaration of Trust dated January 14, 1999 are incorporated herein by reference to Exhibit (a).

(d)	(1)
Investment Management Agreement between Registrant and Community Capital Management, Inc. (formerly known as CRAFund Advisors, Inc.) dated as of June 1, 1999 is incorporated herein by reference to Exhibit (d) to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A filed on June 8, 1999.

(2)
Amendment No. 1 to the Investment Management Agreement between Registrant and Community Capital Management, Inc. is incorporated herein by reference to Exhibit (d)(2) to Post-Effective Amendment No. 15 to Registrant’s Registration Statement on Form N-1A filed on September 28, 2009.

(3)
Amendment No. 2 to the Investment Management Agreement between Registrant and Community Capital Management, Inc. dated May 1, 2008 is incorporated herein by reference to Exhibit (d)(3) to Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A filed on September 26, 2008.

(e)
Distribution Agreement between Registrant and SEI Investments Distribution Co. dated December 22, 2006 is incorporated herein by reference to Exhibit (e) to Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A filed on March 1, 2007.

(f)	None.

(g)
Custodian Agreement between Registrant and U.S. Bank, National Association dated April 28, 2009 is incorporated herein by reference to Exhibit (g)(3) to Post-Effective Amendment No. 15 to Registrant’s Registration Statement on Form N-1A filed on September 28, 2009.

(h)	(1)
Administration Agreement between Registrant and SEI Investments Global Funds Services dated December 22, 2006 is incorporated herein by reference to Exhibit (h)(1) to Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A filed on March 1, 2007.

(2)
Amendment No. 1 to the Administration Agreement between Registrant and SEI Investments Global Funds Services dated June 26, 2008 is incorporated herein by reference to Exhibit (h)(2) to Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A filed on September 26, 2008.

(3)
Transfer Agency Agreement between Registrant and SEI Investment Management Company dated as of January 8, 2007 is incorporated herein by reference to Exhibit (h)(2) to Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A filed on March 1, 2007.

(4)
Sub-Transfer Agency Agreement between SEI Investment Management Company and UMB Fund Services, Inc. dated as of January 8, 2007 is incorporated herein by reference to Exhibit (h)(3) to Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A filed on March 1, 2007.

(5)
Form of Waiver and Reimbursement Agreement between Registrant and Community Capital Management, Inc. with respect to CRA Shares, Institutional Shares and Retail Shares is incorporated herein by reference to Exhibit (h)(5) to Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A filed on September 26, 2008.

(6)
Services Plan and Related Form of Servicing Agreement for Retail Shares is incorporated herein by reference to Exhibit (h)(6) to Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A filed on March 1, 2007.

(7)
Special Administrative Services Agreement between Registrant and Community Capital Management, Inc. with respect to CRA Shares is incorporated herein by reference to Exhibit (h)(7) to Post-Effective Amendment No. 15 to Registrant’s Registration Statement on Form N-1A filed on September 28, 2009.

(8)
Amendment No. 1 to the Special Administrative Services Agreement between Registrant and Community Capital Management, Inc. with respect to CRA Shares dated May 1, 2008 is incorporated herein by reference to Exhibit (h)(8) to Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A filed on September 26, 2008.

(i)	(1)
Opinion and Consent of Drinker Biddle & Reath LLP dated June 7, 1999 is incorporated herein by reference to Exhibit (i) to Pre-Effective Amendment No. 2 to Registrant’s initial Registration Statement on Form N-1A filed on June 8, 1999.

(2)
Opinion and Consent of Drinker Biddle & Reath LLP with respect to Institutional Shares and Retail Shares is incorporated herein by reference to Exhibit (i)(2) to Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A filed on March 1, 2007.

(j)	(1)	Consent of Drinker Biddle & Reath LLP is filed herewith.

(2)	Consent of Grant Thornton LLP is filed herewith.

(k)	None.

(l)
Share Purchase Agreement between Registrant and Community Capital Management, Inc. dated as of June 1, 1999 is incorporated herein by reference to Exhibit (l) to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A filed on June 8, 1999.

(m)	(1)
Distribution Plan and Form of Agreement for CRA Shares is incorporated herein by reference to Exhibit (m)(1) to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A filed on June 8, 2000.

(2)
Forms of Agreements Pursuant to Rule 12b-1 are incorporated herein by reference to Exhibit (m)(2) to Post-Effective Amendment No. 7 to Registrant’s Registration Statement  on Form N-1A filed on September 28, 2004.

(3)	Distribution Plan for Retail Shares is incorporated herein by reference to Exhibit (m)(3) to Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A filed on March 1, 2007.

(n)	Plan in Accordance with Rule 18f-3 is incorporated herein by reference to Exhibit (n) to Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A filed on March 1, 2007.

(p)	(1)	Code of Ethics of Registrant is incorporated herein by reference to Exhibit (p)(1) to Post-Effective Amendment No. 9 to Registrant’s Registration Statement on Form N-1A filed on September 28, 2006.

(2)	Code of Ethics of Community Capital Management, Inc. is filed herewith.

Item 29.  Persons Controlled by or under Common Control with Registrant.

Registrant is controlled by its Board of Trustees.

Item 30.  Indemnification.

Section 3817 of Title 12 of the Delaware Code authorizes a business trust to indemnify and hold harmless any trustee or beneficial owner or other person from and against any and all claims and demands whatsoever, subject to such standards and restrictions, if any, that are set forth in the business trust’s governing instrument.

Section 8.2 of Registrant’s Agreement and Declaration of Trust, incorporated herein by reference to Exhibit (a), provides for the indemnification of Registrant’s trustees and officers.  Indemnification of Registrant’s principal underwriter against certain losses is provided for in Article 6 of the Distribution Agreement incorporated herein by reference to Exhibit (e).  Limitations on the liability of the Registrant’s investment adviser are provided for in Section 9 of the Investment Management Agreement incorporated herein by reference to Exhibit (d)(1) hereto.  Indemnification of Registrant’s administrator against certain losses is provided for in Section 5 of the Administration Agreement incorporated herein by reference to Exhibit (h)(1).  Indemnification of Registrant’s transfer agent against certain losses is provided for in Article IX of the Transfer Agency Agreement incorporated herein by reference to Exhibit (h)(2) to Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A filed on March 1, 2007.

The trustees and officers of the Registrant are insured under an errors and omissions liability insurance policy.  The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940, as amended (the “1940 Act”).

In no event will Registrant indemnify any of its trustees or officers against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.  Registrant will comply with Rule 484 under the Securities Act of 1933 and Release No. 11330 under the Investment Company Act of 1940 in connection with any indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “1933 Act”) may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 31.  Business and Other Connections of Investment Advisor.

Community Capital Management, Inc. (the “Advisor”) was organized under the laws of the State of Delaware as an investment advisory corporation in 1998.

The Advisor has no other business or other connections.

Set forth below are the names and principal businesses of the directors and certain of the senior executive officers of the Advisor who are or who have been engaged in any other business profession, vocation or employment of a substantial nature.

Name	Position with Adviser	Position with Registrant	Position with Other Entity
David K. Downes	Chief Executive Officer	President	Trustee – Oppenheimer Funds Board I* Director – Internet Capital Group, Inc.** Director – THL Credit, Inc.*** Appointed Chair – U.S. Trust Investment Committee, Glaxo SmithKline, PLC****
Joseph H. Hastings	Chief Financial Officer	Treasurer	--
Stefanie J. Little	Chief Compliance Officer	Chief Compliance Officer	President-Little Consulting Group***** Managing Member-SEC Compliance Alliance LLC******
Todd J. Cohen	Director	--	--
Alyssa D. Greenspan	Director	Vice President	--
Michelle Rogers	Director	Vice President	--
Barbara VanScoy	Director	Executive Vice President	Director – Southern Municipal Finance Society*******

*	The principal address of Oppenheimer Funds, Inc. is 6803 South Tucson Way, Centennial, Colorado, 80112.
**	The principal address of Internet Capital Group, Inc. is 690 Lee Road, Suite 310, Wayne, PA, 19087.
***	The principal address of THL Credit, Inc. is 100 Federal Street, 31st Floor, Boston, MA 02110.
****	The principal U.S. address of Glaxo SmithKline, PLC is 1500 Spring Garden Street, Philadelphia, PA 19130.
*****	The principal address of Little Consulting Group is 11 Gina Marie Lane, Elkton, MD 21921.
******	The principal address of SEC Compliance Alliance LLC is 7 Rolling Road, Wynnewood, PA 19096
*******	The principal address of Southern Municipal Finance Society is P.O. Box 14893, Pittsburgh, PA 15234.

Item 32.  Principal Underwriters.

(a)           SEI Investments Distribution Co. (the “Distributor”) serves as principal underwriter for Registrant’s shares. The Distributor also acts as distributor for:

SEI Daily Income Trust
SEI Liquid Asset Trust
SEI Tax Exempt Trust
SEI Institutional Managed Trust
SEI Institutional International Trust
The Advisors’ Inner Circle Fund

The Advisors’ Inner Circle Fund II
Bishop Street Funds
SEI Asset Allocation Trust
SEI Institutional Investments Trust
CNI Charter Funds
Causeway Capital Management Trust
ProShares Trust
TD Asset Management USA Funds
SEI Structured Credit Fund, LP
Wilshire Mutual Funds, Inc.
Wilshire Variable Insurance Trust
Global X Funds
ProShares Trust II
Exchange Traced Concepts Trust (f/k/a FaithShares Trust)
Schwab Strategic Trust
RiverPark Funds Trust
Adviser Managed Trust Fund
Huntington Strategy Shares
New Covenant Funds

The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments.  These services include portfolio evaluation, performance measurement and consulting services, and automated execution, clearing and settlement of securities transactions.

(b)	The table below provides information for each director, officer or partner of the Distributor:

Name and Principal Business Address*	Positions and Offices with the Distributor	Positions and Offices with Registrant
William M. Doran	Director	None
Edward D. Loughlin	Director	None
Wayne M. Withrow	Director	None
Kevin Barr	President & Chief Executive Officer	None
Maxine Chou	Chief Financial Officer, Chief Operations Officer & Treasurer	None
John Munch	General Counsel & Secretary	None
Karen LaTourette	Chief Compliance Officer, Anti-Money Laundering Officer & Assistant Secretary	None
Mark J. Held	Senior Vice President	None
Lori L. White	Vice President & Assistant Secretary	None
Robert Silvestri	Vice President	None
John Coary	Vice President & Assistant Secretary	None
John Cronin	Vice President	None

* The business address of each director or officer is One Freedom Valley Drive, Oaks, PA 19456.

(c) None.

Item 33.  Location of Accounts and Records.

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Community Capital Management, Inc.
2500 Weston Road
Suite 101
Weston, FL  33331

Drinker Biddle & Reath LLP
One Logan Square, Ste. 2000
Philadelphia, PA  19103

U.S. Bank National Association
50 South 16th Street
Suite 2000, 20th Floor
EX-PA-WBSP
Philadelphia, PA 19102

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

SEI Investment Management Company
One Freedom Valley Drive
Oaks, PA  19456

UMB Fund Services, Inc.
803 West Michigan Street
Suite A
Milwaukee, WI  53233

Item 34.  Management Services.

Not applicable.

Item 35.  Undertakings.

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 21 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of West Chester and Commonwealth of Pennsylvania on the 27th of September, 2012.

The Community Reinvestment Act Qualified Investment Fund
Registrant

/s/ David K. Downes
David K. Downes
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacity and on the date indicated.

Signature	Title	Date
/s/ David K. Downes David K. Downes	President	September 27, 2012
/s/ Joseph H. Hastings Joseph H. Hastings	Treasurer	September 27, 2012
*John E. Taylor John E. Taylor	Trustee and Chairman	September 27, 2012
*Burton Emmer Burton Emmer	Trustee	September 27, 2012
*Irvin M. Henderson Irvin M. Henderson	Trustee	September 27, 2012
*Robert Orrin Lehrman Robert Orrin Lehrman	Trustee	September 27, 2012
*Heinz Riehl Heinz Riehl	Trustee	September 27, 2012
/s/ David K. Downes *By: David K. Downes Attorney-in-Fact

THE COMMUNITY REINVESTMENT ACT
QUALIFIED INVESTMENT FUND
(the "Trust")

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Irvin M. Henderson, hereby constitutes and appoints David K. Downes his true and lawful attorney, to execute in his name, place and stead, in his capacity as Trustee of the Trust, any and all amendments to the Trust’s Registration Statement, and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorney shall have the power to act thereunder and shall have full power of substitution and resubstitution; and to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorney, being hereby ratified and approved.

DATED:  September 1, 2004

/s/ Irvin M. Henderson
Irvin M. Henderson

THE COMMUNITY REINVESTMENT ACT
QUALIFIED INVESTMENT FUND
(the "Trust")

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Burton Emmer, hereby constitutes and appoints David K. Downes his true and lawful attorney, to execute in his name, place and stead, in his capacity as Trustee of the Trust, any and all amendments to the Trust’s Registration Statement, and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorney shall have the power to act thereunder and shall have full power of substitution and resubstitution; and to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorney, being hereby ratified and approved.

DATED:  September 1, 2004

/s/ Burton Emmer
Burton Emmer

THE COMMUNITY REINVESTMENT ACT
QUALIFIED INVESTMENT FUND
(the "Trust")

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Heinz Riehl, hereby constitutes and appoints David K. Downes his true and lawful attorney, to execute in his name, place and stead, in his capacity as Trustee of the Trust, any and all amendments to the Trust’s Registration Statement, and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorney shall have the power to act thereunder and shall have full power of substitution and resubstitution; and to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorney, being hereby ratified and approved.

DATED:  September 1, 2004

/s/ Heinz Riehl
Heinz Riehl

THE COMMUNITY REINVESTMENT ACT
QUALIFIED INVESTMENT FUND
(the "Trust")

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, John E. Taylor, hereby constitutes and appoints David K. Downes his true and lawful attorney, to execute in his name, place and stead, in his capacity as Trustee of the Trust, any and all amendments to the Trust’s Registration Statement, and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorney shall have the power to act thereunder and shall have full power of substitution and resubstitution; and to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorney, being hereby ratified and approved.

DATED:  September 1, 2004

/s/ John E. Taylor
John E. Taylor

THE COMMUNITY REINVESTMENT ACT
QUALIFIED INVESTMENT FUND
(the "Trust")

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Robert Orrin Lehrman, hereby constitutes and appoints David K. Downes his true and lawful attorney, to execute in his name, place and stead, in his capacity as Trustee of the Trust, any and all amendments to the Trust’s Registration Statement, and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorney shall have the power to act thereunder and shall have full power of substitution and resubstitution; and to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorney, being hereby ratified and approved.

DATED:  September 1, 2004

/s/ Robert Orrin Lehrman
Robert Orrin Lehrman

EXHIBIT INDEX

DESCRIPTION

Exhibit No.

(j)(1)	Consent of Drinker Biddle & Reath LLP

(j)(2)	Consent of Grant Thornton LLP

(p)(2)	Code of Ethics of Community Capital Management, Inc.